As filed with the Securities and Exchange Commission on May 1, 2008 Registration No. 333-19583 Registration No. 811-08015

SECURITIES AND EXCHANGE COMMISSION Washington, D. C. 20549

Form N-4

REGISTRATION UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 22

and

REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 24

NATIONAL VARIABLE ANNUITY ACCOUNT II (Exact name of Registrant)

NATIONAL LIFE INSURANCE COMPANY One National Life Drive Montpelier, VT 05604 (Complete name and address of depositor's principal executive offices) (802) 229-7410 _____________________________

D. Russell Morgan
National Life Insurance Company
One National Life Drive
Montpelier, Vermont 05604
(name and complete address of agent for service)
_______________________________

Copy to:
Stephen E. Roth, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, NW
Washington, DC 20004-2415
_______________________________

It is proposed that this filing will become effective:

_X___	immediately upon filing pursuant to paragraph (b)
_____	on (Date) pursuant to paragraph (b)
____	60 days after filing pursuant to paragraph (a)(1)
____	on (date) pursuant to paragraph (a)(1) of Rule 485
____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in a Variable Account under individual flexible premium variable annuity contracts.

Sentinel Advantage Variable Annuity P R O S P E C T U S Dated May 1, 2008

National Life Insurance Company • Home Office: National Life Drive, Montpelier, Vermont 05604 • 1-800-
732-8939

The Contracts described in this prospectus are individual flexible premium variable annuity contracts supported by
National Variable Annuity Account II (the “Variable Account”), a separate account of National Life Insurance
Company (“National Life, “we,” “our,” or “us”). We allocate net Premium Payments to either the Variable Account, the Fixed Account, or the Guaranteed Accounts. The Variable Account is divided into Subaccounts. Each
Subaccount invests in shares of a corresponding underlying Fund (each a “Fund”) described below:

Sentinel Asset Management,	A I M Advisors, Inc.	Fred Alger Management,	American Century
Inc.		Inc.	Investment Management,
Inc. and American Century
Global Investment
Management, Inc.
Sentinel Variable Products Trust	AIM Variable Insurance Funds	Alger American Fund	American Century Variable
Balanced	V. I. Dynamics	Capital Appreciation(formerly	Portfolios, Inc.
Bond	V. I. Global Health Care	Leveraged AllCap)	VP Income & Growth
Common Stock	V. I. Technology	Growth[1]	VP Inflation Protection
Mid Cap Growth		SmallCap Growth (formerly	VP International
Money Market		Small Capitalization)	VP Ultra®
Small Company			VP Value
VP Vista SM
Deutsche Investment	The Dreyfus Corporation	Fidelity Management &	Franklin Templeton
Management Americas Inc.		Research Company	Investments
DWS Variable Series II	Dreyfus Variable Investment	Fidelity® Variable Insurance	Franklin Templeton Variable
DWS Dreman High Return	Fund	Products	Insurance Products Trust
Equity VIP	VIF Appreciation	Contrafund®	Foreign Securities Fund
DWS Dreman Small Mid Cap	VIF Developing Leaders	Equity-Income	Global Real Estate Fund
Value VIP	VIF Quality Bond	Growth	Mutual Shares Securities
		High Income	Fund
	Dreyfus Socially Responsible	Index 500	Small Cap Value Securities
	Growth Fund, Inc.	Investment Grade Bond	Fund
		Mid Cap	Small-Midcap Growth
		Overseas	Securities Fund
J.P. Morgan Investment	Neuberger Berman	T. Rowe Price Associates,	Wells Fargo Funds
Management Inc.	Management, Inc.	Inc.	Management, LLC

J.P. Morgan Series Trust II	Neuberger Berman Advisers	T. Rowe Price Equity Series,	Wells Fargo Variable Trust
International Equity	Management Trust	Inc.	VT Discovery
Small Company	Lehman Brothers Short	Blue Chip Growth II	VT Opportunity
	Duration Bond Portfolio	Equity Income II
	(formerly, Limited Maturity	Health Sciences II
Bond Portfolio)
Mid-Cap Growth Portfolio
Partners Portfolio
Small Cap Growth Portfolio
(formerly Fasciano Portfolio)

[1] Effective July 1, 2008, the Alger American Growth Portfolio will change its name to Alger American LargeCap Growth Portfolio.

This prospectus provides you with the basic information you should know before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 2008 containing further information about the Contracts and the Variable Account is filed with the SEC. You can obtain a copy without charge from National Life by calling 1-800-732-8939, by writing to National Life at the address above, or by accessing the SEC’s website at http://www.sec.gov. You may also obtain prospectuses for each of the underlying
Fund options identified above without charge by calling or writing to the same telephone number or address. This prospectus must be accompanied by current prospectuses or profiles for the Funds.

Investments in these Contracts are not deposits or obligations of, and are not guaranteed or endorsed by, the adviser of any of the underlying funds identified above, the U.S. government, or any bank or bank affiliate. Investments are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. It may not be a good decision to purchase a Contract as a replacement for another type of variable annuity if you already own another flexible premium deferred variable annuity.

The Statement of Additional Information, dated May 1, 2008, is incorporated herein by reference. The Table of
Contents for the Statement of Additional Information appears on the last page of the prospectus.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

Free Look	39
Loan Privilege - Tax Sheltered Annuities	39
Surrender and Withdrawal	41
Payments	42
Surrenders and Withdrawals Under a Tax-Sheltered Annuity Contract	43
Telephone Transaction Privilege	44
Facsimile Transaction Privilege	44
Electronic Mail Transaction Privilege	44
Optional “Illuminations” Investment Advisory Service	45
Available Automated Fund Management Features	46
Contract Rights Under Certain Plans	48
THE FIXED ACCOUNT	48
Minimum Guaranteed and Current Interest Rates	48
Enhanced Fixed Account	49
THE GUARANTEED ACCOUNTS	50
Investments in the Guaranteed Accounts	50
Termination of a Guaranteed Account	51
Market Value Adjustment	51
Other Matters Relevant to the Guaranteed Accounts	54
Preserver Plus Program	54
OPTIONAL ENHANCED DEATH BENEFIT RIDER	54
OPTIONAL ACCELERATED BENEFIT RIDERS	55
FEDERAL INCOME TAX CONSIDERATIONS	56
Taxation of Non-Qualified Contracts	56
Taxation of Qualified Contracts	57
Federal Estate Taxes	58
Possible Tax Law Changes	59
GENDER NEUTRALITY	59
VOTING RIGHTS	59
CHANGES TO VARIABLE ACCOUNT	60
DISTRIBUTION OF THE CONTRACTS	60
FINANCIAL STATEMENTS	61
STATEMENTS AND REPORTS	61
OWNER INQUIRIES	62
LEGAL MATTERS	62
GLOSSARY	63

This prospectus does not constitute an offering in any jurisdiction in which such offering may not legally be made.

ii

SUMMARY

This summary provides a brief description of some of the features and charges of the Contract. You will find more detailed information in the rest of this prospectus, the Statement of Additional Information and the Contract. Please
keep the Contract and its riders or endorsements, if any, together with the application. Together they are the entire agreement between you and us.

How Do I Purchase a Contract?

Generally, you may purchase a Contract if you are age 85 and younger (on an age on nearest birthday basis). See
“Issuance of a Contract,” below. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts and at least $1,500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums.

Can I Make Additional Premium Payments?

You may make additional Premium Payments at any time (except for Contracts purchased in Oregon and
Massachusetts) but they must be at least $100 ($50 for IRAs). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent (see “Premium Payments,” below).

How Does the “Free Look” Right to Examine the Contract Work?

To be sure that you are satisfied with the Contract, you have a ten-day free look right to examine the Contract.
Some states may require a longer period. Within ten days of the day you receive the Contract, you may return the
Contract to our Home Office at the address shown on the cover page of this prospectus. When we receive the
Contract, we will void the Contract and refund the Contract Value plus any charges assessed when the Contract was issued, unless otherwise required by state and/or federal law. In the case of IRAs and Contracts issued in states that require the return of Premium Payments, you may revoke the Contract during the free look period and we will refund Premium Payments.

What is the Purpose of the Variable Account?

The Variable Account is a separate investment account that is divided into several Subaccounts. Amounts in the
Variable Account will vary according to the investment performance of the Fund(s) in which your elected
Subaccounts are invested. You may allocate Net Premium Payments among the Fixed Account, the Guaranteed
Accounts and the Subaccounts of the Variable Account. The assets of each Subaccount are invested in the corresponding Funds that are listed on the cover page of this prospectus (see “The Variable Account” and
“Underlying Fund Options,” below).

We cannot give any assurance that any Subaccount will achieve its investment objectives. You bear the entire investment risk on the value of your Contract which you allocate to the Variable Account. The value your Contract may be more or less than the premiums paid.

How Does the Fixed Account Work?

You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account or the
Guaranteed Accounts to the Fixed Account. Contract Value held in the Fixed Account will earn an effective annual interest rate of at least the minimum required by your state. (see “The Fixed Account”, below.)

How Do the Guaranteed Accounts Work?

You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account (or to a limited extent from the Fixed Account) to a Guaranteed Account with a duration of 5, 7 or 10 years. These
Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment, if the Contract Value

1

remains in the Guaranteed Account for the specified period of time. If you surrender your Contract or withdraw or transfer Contract value out of a Guaranteed Account prior to the end of the specified period, a market value adjustment will be applied to such Contract Value surrendered, withdrawn or transferred. (see “The Guaranteed
Accounts”, below).

When Will I Receive Payments?

After the Contract Value is transferred to a payment option, we will pay proceeds according to the Annuity Payment
Option you select. If the Contract Value at the Annuitization Date is less than $3,500, the Contract Value may be distributed in one lump sum instead of annuity payments. If any annuity payment would be less than $100, we have the right to change the frequency of payments to intervals that will result in payments of at least $100. In no event will annuity payments be less frequent than annually (see “Annuitization – Frequency and Amount of Annuity
Payments,” below).

What Happens if an Owner Dies Before Annuitization?

For Contracts issued on or after November 1, 2003, if (1) any Owner dies before the Contract Value is transferred to a payment option (“Annuitization”); (2) the Enhanced Death Benefit Rider is not elected; and (3) the Owner (or the oldest of Joint Owners) dies prior to the Contract Anniversary on which your age, on an age nearest birthday basis, is 81, we will pay the Beneficiary the greater of (a) the Contract Value, or (b) the Net Premium Payments made to the Contract (less all withdrawals, and less all outstanding loans and accrued interest), and adjusted such that if you effect a Withdrawal (including a systematic Withdrawal) at a time when the Contract Value is less than the amount of the Death Benefit that would then be payable to you, the Death Benefit will be reduced by the same proportion that the Withdrawal reduces the Contract Value (this adjustment will have the effect of reducing the Death Benefit by more than the amount of the Withdrawal, where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value). If you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81 (or in the case of Joint Owners, where the first of Joint Owners to die dies after the Contract
Anniversary on which the age of the oldest Joint Owner, on an age on nearest birthday basis, is 81), then the Death
Benefit shall be equal to the Contract Value.

For Contracts issued prior to November 1, 2003 only, we are currently providing a Death Benefit that is equal to the greater of (a) or (b) above even if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81, as long as your age, on an age on nearest birthday basis, was less than 81 on the Date of Issue of the Contract. We currently intend to pay this Death Benefit even though its terms are more favorable to you than what is guaranteed in the Contract. We will notify you if we discontinue this Death Benefit. For these Contracts, or if your state did not approve such adjustment in time for it to apply to your Contract, the adjustment referred to in
(b) above will not be made.

All amounts paid will be reduced by premium tax charges, if any.

For more information, see “Death of Owner,” below.

What Happens if the Annuitant Dies Before Annuitization?

If the Annuitant (who is not an Owner) dies before the Contract Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit equal to the Cash Surrender Value, unless the Owner selects another available option (see “Death of Annuitant Prior to the Annuitization Date,” below).

Can I Make a Withdrawal from My Contract?

You may withdraw part or all of the Cash Surrender Value at any time before the Contract is Annuitized (see
“Surrender and Withdrawal,” below). A Withdrawal or a surrender may be restricted under certain qualified
Contracts and result in federal income tax, including a federal penalty tax (see “Federal Income Tax
Considerations,” below). You may have to pay a surrender charge and/or (in the case of Contract Value allocated to a Guaranteed Account) a market value adjustment on the Withdrawal.

2

What Charges Will I Pay?

Contingent Deferred Sales Charge (“CDSC”). We do not deduct a sales charge from Premium Payments.
However, if you surrender the Contract or make a Withdrawal, we will generally deduct from the Contract Value a
CDSC not to exceed 7% of the lesser of the total of all Net Premium Payments made within 84 months prior to the date of the request to surrender or the amount surrendered (see “Contingent Deferred Sales Charge,” below).

Market Value Adjustment. We deduct, or add, a market value adjustment to any amount you surrender, withdraw, or transfer from a Guaranteed Account before its termination date (see “The Guaranteed Accounts,” below).

Annual Contract Fee. We deduct an Annual Contract Fee of $30.00 payable on each Contract Anniversary as long as the Contract Value is less than $50,000 (see “Annual Contract Fee,” below).

Administration Charge. We also deduct an Administration Charge each day at an annual rate of 0.15% from the assets of the Variable Account (see “Deductions from the Variable Account,” below).

Mortality and Expense Risk Charge. We deduct a mortality and expense risk charge each day from the assets of the
Variable Account at an annual rate of 1.25% (see “Deductions from the Variable Account,” below).

Charge for Optional Enhanced Death Benefit Rider. If elected, we deduct an annual charge of 0.20% of the
Contract Value at the time of deduction for this option (see “Charge for Optional Enhanced Death Benefit Rider,”
below).

Premium Taxes. If a governmental entity imposes premium taxes, we will make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax. Premium taxes may range up to 3.5% (see “Premium
Taxes,” below).

Transfer Charge. We reserve the right to make a charge of $25 for each transfer in excess of 12 transfers in a
Contract Year. However, we are not currently assessing transfer charges.

Investment Management Fees and Fund Operating Expenses. Charges for investment management services and operating expenses are deducted daily from each Fund (see “Underlying Fund Annual Expenses,” below, and the accompanying Fund prospectuses).

We pay compensation to broker-dealers who sell the Contracts. (See “Distribution of Contracts,” below).

Can I Transfer My Contract Value Among the Different Investment Options?

You may transfer the Contract Value among the Subaccounts of the Variable Account, between the Variable
Account and the Fixed Account (subject to specific limitations), and between the Guaranteed Accounts and either the Fixed Account (subject to specific limitations) or the Subaccounts of the Variable Account, by making a written transfer request. In the case of transfers out of a Guaranteed Account prior to its termination date, a market value adjustment will be applied. If you elect the telephone transaction privilege, you may make transfers by telephone.
Please note that frequent, large, or short-term transfers among Subaccounts, such as those associated with “market timing” transactions, can adversely affect the underlying Funds and the returns achieved by Owners. Such transfers may dilute the value of underlying Fund shares, interfere with the efficient management of the underlying Fund, and increase brokerage and administrative costs of the Underlying Funds. To protect Owners and underlying Funds from such effects, we have developed market timing procedures. See “Disruptive Trading” below.

Are There any Other Contract Provisions?

For information concerning other important Contract provisions, see “Contract Rights and Privileges,” below, and the remainder of this prospectus.

3

How Will the Contract be Taxed?

For a brief discussion of our current understanding of the federal tax laws concerning us and the Contract, see
“Federal Income Tax Considerations,” below.

What is the “Illuminations” Program?

We offer all Contract Owners the opportunity to participate in “Illuminations”. Under this investment advisory program, National Life has arranged for Fund Quest, Incorporated (“FundQuest”), a registered investment adviser independent of National Life, to provide an investment advisory service under which FundQuest maintains an allocation of the Contract Value of your Contract among the available options which is suited to your investment objective, financial situation and risk tolerance. There is no charge for participation in Illuminations.

What if I Have Questions?

We will be happy to answer your questions about the Contract or our procedures. Call or write to us at the phone number or address on the cover page. All inquiries should include the Contract number and the names of the Owner and the Annuitant.

If you have questions concerning your investment strategies, please contact your registered representative.

4

SUMMARY OF CONTRACT EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, taking a Withdrawal from, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, take a
Withdrawal from or surrender the Contract, or transfer Contract Value between investment options or for certain
Qualified Contracts, take a loan.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases	None
Premium Taxes	See below[1]
CDSC (as a percentage of Net Premium Payments surrendered or withdrawn)[2]
Maximum	7%
Transfer Charge	$25[3]
Loan Interest Spread (effective annual rate)	2.5%[4]

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the
Contract, not including Fund fees and expenses.

Variable Account Annual Expenses (deducted daily as a percentage of Variable Account Contract Value)

Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Total Basic Variable Account Annual Percentage Expenses	1.40%
Annual Contract Fee[5]	$30

Optional Rider Expenses
0.20% of Contract
Annual Charge for Optional Enhanced	Value at the time
Death Benefit Rider	of deduction

[1] States may assess premium taxes on premiums paid under the Contract. Where National Life is required to pay this premium tax when a
Premium Payment is made, it may deduct an amount equal to the amount of premium tax paid from the Premium Payment. National Life currently intends to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, a deduction will be made only upon Annuitization, death of the Owner, or surrender. See “Premium Taxes,” below.
[2] The CDSC declines 1% for each completed year from the date of the affected premium payment, reaching zero after the premium payment has been in the Contract for seven years. Each Contract Year after the first one, the Owner may withdraw without a CDSC an amount equal to 15%
of the Contract Value as of the most recent Contract Anniversary. In addition, any amount withdrawn in order for the Contract to meet minimum
Distribution requirements under the Code shall be free of CDSC. Withdrawals may be restricted for Contracts issued pursuant to the terms of a
Tax-Sheltered Annuity or under an annuity issued in conjunction with certain qualified pension or profit sharing plans. This CDSC-free
Withdrawal privilege does not apply in the case of full surrenders and is non-cumulative. That is, free amounts not taken during any given
Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, New Jersey and Washington do not permit this
CDSC-free Withdrawal provision, in which case a different CDSC-free Withdrawal provision will apply (see “Contingent Deferred Sales
Charge,” below). After annuitization, we will assess the CDSC, as applicable, on surrenders under Payment Option 1.
3 We reserve the right to make a $25 charge on each transfer in excess of 12 transfers in a Contract Year. However, no such charge is currently applied.
[4] The Loan Interest Spread is the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts held in the Collateral Fixed Account to secure the loan.
[5] The Annual Contract Fee is assessed only upon Contracts which as of the applicable Contract Anniversary, have a Contract Value of less than
$50,000 and is not assessed on Contract Anniversaries after the Annuitization Date.

5

The following table describes the portfolio fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the portfolios for the year ended December 31, 2007. The expense of the portfolios may be higher or lower in the future. More details concerning each portfolio’s fees and expenses are contained in the prospectus for each portfolio.

Underlying Fund Annual Expenses (as a percentage of underlying Fund average net assets)

				Minimum		Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from
fund assets, including management fee, distribution and/or service 12b-1 fees, and				0.10%		1.89%
other expenses).

Fund	Management	12b-1	Other	Gross	Waivers,	Net Total
	Fee	Fees[2]	Expenses	Total	Reimbursements,	Annual
				Annual	and Recoupment	Expenses[3]
				Expenses[3]
Sentinel VPT
Balanced Fund	0.55%	0.00%	0.36%	0.91%	0.00%	0.91%
Bond Fund	0.40%	0.00%	0.36%	0.76%	0.00%	0.76%
Common Stock Fund	0.37%	0.00%	0.29%	0.66%	0.00%	0.66%
Mid Cap Growth Fund	0.48%	0.00%	0.36%	0.84%	0.00%	0.84%
Money Market Fund	0.25%	0.00%	0.37%	0.62%	0.00%	0.62%
Small Company Fund	0.39%	0.00%	0.31%	0.70%	0.00%	0.70%
AIM V.I.
Dynamics Fund - Series I
Shares	0.75%	0.00%	0.36%	1.11%[5]	0.00%	1.11%[5]
Global Health Care Fund-
Series I Shares	0.75%	0.00%	0.33%[4]	1.08%[5]	0.00%	1.08%[5]
Technology Fund- Series I
Shares	0.75%	0.00%	0.36%[4]	1.11%[5]	0.00%	1.11%[5]
Alger American
Capital Appreciation
Portfolio - Class O
Shares[22]	0.81%	0.00%	0.16%	0.97%[6]	0.04%	0.93%[6]
Growth Portfolio - Class O
Shares[22]	0.71%	0.00%	0.12%	0.83%	0.00%	0.83%
SmallCap Growth
Portfolio - Class O
Shares[22]	0.81%	0.00%	0.15%	0.96%	0.00%	0.96%
American Century VP
Income & Growth Fund -
Class I	0.70%[7]	0.00%	0.01%	0.71%	0.00%	0.71%
Inflation Protection Fund -
Class I	0.49%[7]	0.00%	0.01%	0.50%	0.00%	0.50%
International Fund - Class I	1.20%[7]	0.00%	0.01%	1.21%	0.00%	1.21%
Ultra® Fund - Class I	1.00%[7]	0.00%	0.01%	1.01%	0.00%	1.01%
Value Fund - Class I	0.93%[7]	0.00%	0.01%	0.94%	0.00%	0.94%
Vista SM Fund - Class I	1.00%[7]	0.00%	0.01%	1.01%	0.00%	1.01%
Dreyfus
VIF Appreciation Portfolio
- Initial Shares	0.75%	0.00%	0.05%	0.80%	0.00%	0.80%

6

VIF Developing Leaders
Portfolio - Initial Shares	0.75%	0.00%	0.06%	0.81%	0.00%	0.81%
VIF Quality Bond
Portfolio - Initial Shares	0.65%	0.00%	0.12%	0.77%	0.00%	0.77%

Dreyfus Socially Responsible Growth
Fund - Initial Shares	0.75%	0.00%	0.07%	0.82%	0.00%	0.82%
Fidelity® VIP
Contrafund® Portfolio -
Initial Class	0.56%	0.00%	0.09%	0.65%[8]	0.00%	0.65%[8]
Equity-Income Portfolio -
Initial Class	0.46%	0.00%	0.09%	0.55%[8]	0.00%	0.55%[8]
Growth Portfolio - Initial
Class	0.56%	0.00%	0.09%	0.65%[8]	0.00%	0.65%[8]
High Income Portfolio -
Initial Class	0.57%	0.00%	0.11%	0.68%	0.00%	0.68%
Index 500 Portfolio -
Initial Class	0.10%	0.00%	0.00%	0.10%[9]	0.00%	0.10%[9]
Investment Grade Bond
Portfolio - Initial Class	0.32%	0.00%	0.11%	0.43%	0.00%	0.43%
Mid Cap Portfolio - Initial
Class	0.56%	0.00%	0.11%	0.67%[8]	0.00%	0.67%[8]
Overseas Portfolio - Initial
Class	0.71%	0.00%	0.14%	0.85%[8]	0.00%	0.85%[8]
Franklin Templeton
Foreign Securities Fund -
Class 2 shares	0.63%	0.25%	0.16%	1.04%[10]	0.02%	1.02%[10]
Global Real Estate Fund -
Class 2 shares	0.75%	0.25%	0.31%	1.31%[11]	0.42%	0.89%[11]
Mutual Shares Securities
Fund - Class 2 shares	0.59%	0.25%	0.13%	0.97%	0.00%	0.97%
Small Cap Value
Securities Fund - Class 2
shares	0.51%	0.25%	0.17%	0.93%[10]	0.02%	0.91%[10]
Small-Mid Cap Growth
Securities Fund - Class 2
shares	0.47%	0.25%	0.29%	1.01%[10]	0.01%	1.00%[10]
J.P. Morgan Series Trust II
International Equity
Portfolio	0.60%	0.00%	0.62%[13]	1.22%[12]	0.13%	1.09%[12]
Small Company Portfolio	0.60%	0.00%	0.56%13, 14	1.16%[12]	0.07%	1.09%[12]
Neuberger Berman AMT
Lehman Brothers Short
Duration Bond Portfolio -
I Class	0.65%	0.00%	0.08%	0.73%[15]	0.00%	0.73%[15]
Mid-Cap Growth Portfolio
- I Class	0.82%	0.00%	0.07%	0.89%[15]	0.00%	0.89%[15]
Partners Portfolio - I Class	0.83%	0.00%	0.08%	0.91%[15]	0.00%	0.91%[15]
Small-Cap Growth
Portfolio S Class Shares	1.15%	0.25%	0.49%	1.89%[16]	0.47%	1.42%[16]
DWS Variable Series II
DWS Dreman High
Return Equity VIP - Class
B shares	0.64%	0.25%	0.24%	1.13%[17,18]	0.02%	1.11%[17,18]

7

DWS Dreman Small Mid
Cap Value VIP - Class B
shares	0.64%	0.25%	0.28%	1.17%[17]	0.00%	1.17%[17]
T. Rowe Price
Blue Chip Growth
Portfolio - Class II shares	0.85%	0.25%	0.00%	1.10%	0.00%	1.10%
Equity Income Portfolio -
Class II shares	0.85%	0.25%	0.00%	1.10%	0.00%	1.10%
Health Sciences Portfolio -
Class II shares	0.95%	0.25%	0.00%	1.20%	0.00%	1.20%
Wells Fargo Advantage VT
Discovery Fund	0.75%[19]	0.25%	0.21%[20]	1.21%[21]	0.06%	1.15%[21]
Opportunity Fund	0.73%[19]	0.25%	0.20%[20]	1.18%[21]	0.11%	1.07%[21]

1. The Fund fees and expenses used to prepare the table above, and the example below, were provided to us by the Funds. We have not independently verified such information. Current or future expenses may be greater or less than those shown. In addition, certain Funds may impose a redemption fee of no more than 2% of the amount of Fund shares redeemed. We may be required to implement a Fund's redemption fee. The redemption fee will be assessed against your Contract Value. For more information, please see each Fund's prospectus.
2. Our affiliate, Equity Services, Inc., the principal underwriter for the Contracts, will received 12b-1 fees deducted from certain Fund assets attributable to the Contracts for providing distribution and shareholder support services to some Funds.
3. The Total Annual Fund Operating Expenses may not be the same as the reported in the portfolio's financial highlights and shareholder reports, because Total Annual
Fund Operating Expenses include expenses related to other investment companies acquired by the portfolio, if any, while the financial highlights and shareholder reports do not.
4. Acquired Fund Fees are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expense are included in the total returns of the Fund.
5. The AIM VI Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual
Fund Operating Expenses of Series I shares to 1.30% of average daily net assets. The expense limitation agreement is in effect through at least April 30, 2009. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total
Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v)
expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The Net Total Annual Expenses of the Global Health
Care Fund after credits as of December 31, 2007 was 1.07% .
6. Effective December 1, 2006, through November 30, 2011, the Manager of Alger American Capital Appreciation Portfolio has contractually agreed to waive 0.035% of its Advisory Fees.
7. The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease.
8. A portion of the brokerage commissions that the Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Equity-Income Portfolio, Fidelity® VIP Growth Portfolio,
Fidelity® VIP Mid Cap Portfolio, and Fidelity® Overseas Portfolio pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time.
9. Management fees for the fund have been reduced to 0.10%, and class expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is required by contract and is not voluntary on the fund manager's part.
10. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.
11. The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect. Based on Fund total assets of $977 million on
December 31, 2007, it is estimated that the increase for the year ending April 30, 2009 will be 0.12%, which is a 0.07% increase in the management fee and a 0.05%
increase in the administration fee, for net annual Fund operating expenses of 0.89% . In future years the fee rates will vary in accordance with the fee rate schedules and
Fund assets.
12. JPMorgan Funds Management Inc. has contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding
Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’
deferred compensation plan) exceed 1.09% of the average daily net assets through 4/30/09 for the International Equity Portfolio and 1.08% for the Small Company
Portfolio. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Small Company Portfolio would have been 1.08% of the average daily net assets.
13. Other Expenses have been calculated based on the actual amounts incurred in the most recent fiscal year.
14. Acquired Fund Fees are based on the allocation of the Fund's assets among the acquired funds calculated on a daily basis through the Fund's last fiscal year end. This amount reflects the allocation only through the fiscal year ending 12/31/07. Acquired Fund Fees will vary with changes in the expenses of the Acquired Funds as well as allocation of the Fund's assets and may be higher or lower than those shown.
15. Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2011, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Lehman Brothers Short Duration Bond Portfolio, Mid-Cap Growth Portfolio, and Partners Portfolio) and excluding taxes,

8

interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Lehman Brothers
Short Duration Bond Portfolio, Mid-Cap Growth Portfolio, and Partners Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
16. Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2011, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.4% of the average daily net asset value of the Small-Cap Growth Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
17. Restated on an annual basis to reflect approved fee changes taking effect on May 1, 2008. Includes a 0.10% administrative services fee paid to the Advisor.
18. Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio so that total annual operating expenses of the portfolio will not exceed 1.11% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
19. The Funds’ investment adviser has implemented a breakpoint schedule for the Funds’ management fees. The management fees charged to the Funds will decline as a
Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Discovery and Opportunity
Funds is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion;
0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher.
20. Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
21. The Wells Fargo Advantage Discovery Fund’s and the Wells Fargo Advantage Opportunity Fund’s adviser has committed through April 30, 2009 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio at 1.15
22. Effective May 1, 2008, the Alger American Fund has changed the names of the following funds; Alger American Leveraged AllCap Portfolio has been changed to
Alger American Capital Appreciation Portfolio and Alger American Small Capitalization Portfolio has been changed to Alger American SmallCap Growth Portfolio.
Effective July 1, 2008, the Alger American Growth Portfolio will change its name to Alger American LargeCap Growth Portfolio.

9

Examples

The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable
Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, that the maximum fees and expenses of any of the Funds apply as of December 31, 2007, and that you elected the Optional Enhanced Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
1,048.42	1,560.29	2,092.65	3,717.18

(2) If you annuitize your Contract at the end of the applicable time period or if you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
348.42	1,060.29	1,792.65	3,717.18

1. The Contract may not be annuitized in the first two years from the Date of Issue.

10

ACCUMULATION UNIT VALUE (in dollars)

The following table sets forth for each period since inception for an accumulation unit outstanding throughout the period, (1) the accumulation unit value at the beginning of each period; (2) the accumulation unit value at the end of each period; and (3) the number of accumulation units outstanding at the end of each period.

Subaccount	Accumulation	Accumulation	Numberof	Accumulation	Accumulation	Numberof	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation	UnitValueat	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation
	6/20/97	12/31/97	Units Outstanding 1/2/98		12/31/98	Units Outstanding 1/4/99		12/31/99	Units
			at 12/31/97			at 12/31/98			Outstanding at
									12/31/99
Sentinel VPT	10.00	10.68	198,364.24	10.69	11.96	681,315.40	11.96	12.14	1,054,556
Common Stock
Sentinel VPT	10.00	11.16	36,358.13	11.14	12.71	167,349.38	12.63	17.40	351,290
Mid Cap
Growth
Sentinel VPT	10.00	10.74	12,575.62	10.76	11.43	67,028.38	11.29	13.07	95,954
Small
Company
Sentinel VPT	10.00	10.20	133,462.26	10.20	10.59	464,682.04	10.59	10.96	874,549
Money Market
Sentinel VPT	10.00	10.42	16,645.42	10.47	11.12	258,757.60	11.09	10.60	454,241
Bond
Sentinel VPT	10.00	10.64	86,880.05	10.65	11.80	321,764.26	11.80	11.74	555,721
Balanced
Alger	10.00	10.65	35,788.21	10.63	15.55	174,624.86	15.47	20.51	620,933
American
Growth
Alger	10.00	11.00	91,673.97	10.89	12.53	180,967.55	12.41	17.73	243,153
American
SmallCap
Growth
Fidelity VIP	10.00	10.84	106,376.57	10.86	11.93	446,646.08	11.88	12.51	704,688
Fund-Equity
Income
Fidelity VIP	10.00	10.71	20,134.41	10.75	14.74	128,908.47	14.73	19.97	558,722
Fund-Growth
Fidelity VIP	10.00	10.83	79,304.18	10.85	10.22	316,357.63	10.24	10.90	398,907
Fund-High
Income
Fidelity VIP	10.00	9.45	31,089.33	9.50	10.51	137,169.62	10.82	14.78	238,593
Fund-Overseas
Fidelity VIP	10.00	10.95	59,153.41	10.93	14.04	220,659.55	13.93	17.20	495,265
Fund -
Contrafund®
Fidelity VIP	10.00	10.88	123,048.43	10.94	13.77	644,354.40	13.75	16.37	1,479,594
Fund -Index
500
Wells Fargo	10.00	11.26	594,648.07	11.16	14.29	79,046.28	14.08	26.76	318,572
VT Discovery
Wells Fargo	10.00	11.16	340,375.32	11.15	12.50	125,380.26	12.55	16.63	200,977
VT
Opportunity

11

Subaccount	Accumulation	Accumulation	Numberof	Accumulation	Accumulation	Numberof	Accumulation	Accumulation	Numberof
	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation
	1/3/00	12/31/00	Units Outstanding 1/2/01		12/31/01	Units Outstanding 1/2/02		12/31/02	Units
			at12/31/00			at12/31/01			Outstanding at
									12/31/02
Sentinel VPT	11.90	13.15	1,080,323.09	12.98	11.91	1,550,727.39	11.93	9.71	1,800,411.01
Common Stock
Sentinel VPT	17.64	17.01	816,621.11	15.66	12.70	1,037,504.10	12.77	9.51	1,000,052.44
Mid Cap
Growth
Sentinel VPT	12.88	17.84	337,481.08	17.06	18.54	641,556.80	18.42	15.73	937,943.44
Small
Company
Sentinel VPT	10.96	11.47	946,420.61	11.47	11.73	1,339,572.89	11.73	11.72	1,551.827.66
Money Market
Sentinel VPT	10.55	11.46	480,176.92	11.56	12.14	831,321.19	12.08	10.22	916,629.63
Bond
Sentinel VPT	11.58	12.60	597,642.88	12.56	11.55	742,241.96	11.52	13.06	1,213.264.09
Balanced
Alger	20.53	17.24	1,085,900.24	16.62	14.99	1,176,016.07	15.02	9.91	1,112,587.18
American
Growth
Alger	17.64	12.73	600,592.69	11.62	8.85	713,337.23	8.76	6.44	627,551.21
American
SmallCap
Growth
Fidelity VIP	12.18	13.38	877,837.96	13.22	12.54	1,100,806.66	12.56	10.27	1,336,207.03
Fund-Equity
Income
Fidelity VIP	19.93	17.54	1,030,524.99	16.81	14.24	1,161,109.49	14.33	9.82	1,116,957.82
Fund-Growth
Fidelity VIP	10.86	8.33	501,300.74	8.32	7.25	572,401.28	7.28	7.40	683,024.78
Fund-High
Income
Fidelity VIP	14.84	11.79	764,738.39	11.73	9.16	943,360.18	9.23	7.20	956,027.37
Fund-Overseas
Fidelity VIP	16.93	15.84	757,511.71	15.33	13.71	802,651.88	13.63	12.26	895,933.04
Fund -
Contrafund®
Fidelity VIP	16.21	14.64	2,023,959.28	14.23	12.69	2,179,936.83	12.76	9.73	2,177,585.47
Fund -Index
500
Wells Fargo	26.94	22.48	594,648.07	20.44	15.34	649,737.70	15.42	9.45	593,006.69
VT Discovery
Wells Fargo	16.34	17.48	340,375.32	17.13	16.60	422,080.77	16.59	11.98	593,692.26
VT
Opportunity

Subaccount	Accumulation Accumulation		Number of	Accumulation Accumulation		Numberof	Accumulation Accumulation Number of
	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation
	1/2/03	12/31/03	Units	1/2/04	12/31/04	Units	1/3/05	12/31/05	Units
			Outstanding at			Outstanding at			Outstanding at
			12/31/03			12/31/04			12/31/05
Sentinel VPT	9.96	12.59	2,081,352.52	12.59	13.61	2,530,565.26	13.46	14.45	2,669,872.15
Common Stock

12

Subaccount	Accumulation	Accumulation	Numberof	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Numberof
	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation
	1/2/03	12/31/03	Units	1/2/04	12/31/04	Units	1/3/05	12/31/05	Units
			Outstanding at			Outstanding at			Outstanding at
			12/31/03			12/31/04			12/31/05
Sentinel VPT	9.77	13.30	1,190,675.96	13.30	14.74	1,136,704.15	14.48	15.08	969,791.11
Mid Cap Growth
Sentinel VPT	16.08	21.64	1,242,053.68	21.73	24.73	1,502,266.70	24.37	26.40	1,366,987.15
Small Company
Sentinel VPT	11.72	11.64	1,010,025.42	11.64	11.59	956,343.80	11.59	11.76	798,945.46
Money Market
Sentinel VPT	12.98	13.63	1,303,319.09	13.58	14.07	1,287455.21	14.08	14.14	1,285,059.33
Bond
Sentinel VPT	10.35	12.47	1,134,775.52	12.46	13.21	1,253,469.20	13.13	13.77	1,223,837.89
Balanced
Alger American	10.23	13.21	1,147,661.68	13.17	13.74	981,988.91	13.57	15.18	767,708.64
Growth
Alger American	6.57	9.04	638,099.31	9.06	10.39	608,040.56	10.18	11.97	478,400.24
SmallCap
Growth
Fidelity VIP	10.59	13.20	1,458,610.93	13.18	14.51	1,393,766.91	14.38	15.15	1,221,652.93
Fund-Equity
Income
Fidelity VIP	10.15	12.86	1,247,702.59	12.88	13.11	1,202,786.06	12.99	13.68	1,011,888.11
Fund-Growth
Fidelity VIP	7.41	9.29	926,868.19	9.29	10.04	1,010,663.00	10.05	10.17	988,225.90
Fund-High
Income
Fidelity VIP	7.33	10.19	1,064,456.93	10.31	11.41	1,185,510.33	11.34	13.40	1,141,752.38
Fund-Overseas
Fidelity VIP	12.49	15.53	1,052,447.55	15.50	17.68	1,069,940.50	17.45	20.39	1,007,625.08
Fund -
Contrafund®
Fidelity VIP	10.05	12.32	2,313,638.44	12.28	13.44	2,088,000.22	13.33	13.89	1,911,723.93
Fund -Index 500
Wells Fargo VT	9.86	12.51	639,147.81	12.47	14.70	543,989.20	14.39	15.89	449,988.64
Discovery
Wells Fargo VT	12.35	16.18	597,575.44	16.14	18.87	583,347.52	18.59	20.07	485,070.63
Opportunity

Subaccount	Accumulation	Accumulation	Numberof	Accumulation Unit Accumulation Unit Numberof
	Unit Value at	Unit Value at	Accumulation	Value at1/3/07 Value at12/31/07 Accumulation
	1/1/06	12/31/06	Units Outstanding			UnitsOutstanding
			at12/31/06			at12/31/07
Sentinel VPT	14.72	16.55	2,718,931.45	16.50	17.99	2,603,671.20
Common Stock
Sentinel VPT	15.30	15.70	862,387.81	15.66	18.89	718,600.21
Mid Cap Growth
Sentinel VPT	26.75	30.24	1,311,018.83	30.13	32.39	1,236,392.67
Small Company
Sentinel VPT	11.76	12.14	851,107.83	12.15	12.54	811,941.84
Money Market
Sentinel VPT	14.16	14.46	1,198,084.12	14.47	15.26	1,062,958.34
Bond

13

Subaccount	Accumulation	Accumulation	Numberof	Accumulation Unit Accumulation Unit Number of
	Unit Value at	Unit Value at	Accumulation	Value at 1/3/07	Value at 12/31/07	Accumulation
	1/1/06	12/31/06	Units Outstanding			Units Outstanding
			at 12/31/06			at12/31/07
Sentinel VPT	13.93	15.14	1,103,557.87	15.12	16.19	943,052.50
Balanced
Alger American	15.52	15.74	682,503.49	10.15	18.62	488,401.32
Growth
Alger American	12.13	14.17	374,887.08	14.10	16.38	315,152.75
SmallCap
Growth
Fidelity VIP	15.40	17.96	1,038,522.03	17.94	17.92	982,696.29
Fund-Equity
Income
Fidelity VIP	13.90	14.41	876,813.03	14.44	18.05	718,993.66
Fund-Growth
Fidelity VIP	10.18	11.15	909,615.94	11.17	11.30	848,981.81
Fund-High
Income
Fidelity VIP	13.74	15.61	1,027,144.43	15.69	17.73	1,138,887.52
Fund-Overseas
Fidelity VIP	20.81	22.47	927,656.07	20.33	26.05	814,520.75
Fund -
Contrafund®
Fidelity VIP	14.12	15.86	1,666,576.30	14.23	16.17	1,356,246.26
Fund -Index 500
Wells Fargo VT	16.15	17.96	361,074.70	16.23	21.67	287,929.53
Discovery
Wells Fargo VT	20.35	22.22	387,060.90	19.05	23.36	308,691.13
Opportunity

14

The following provides the information for Subaccounts which began operations on August 3, 1998.

Subaccount	Accumulation	Accumulation	Numberof	Accumulation	Accumulation	Numberof	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation
	8/3/98	12/31/98	Units	1/1/99	12/31/99	Units	1/1/00	12/31/00	Units
			Outstanding at			Outstanding at			Outstanding at
			12/31/98			12/31/99			12/31/00
American	10.00	10.96	2,561.63	10.98	12.76	183,326	12.62	11.25	325,390.25
Century VP
Income &
Growth
American	10.00	10.41	480.38	10.41	10.18	63,007	9.92	11.86	233,597.13
Century VP
Value
JPMorgan	10.00	9.69	0	9.93	13.06	25,478	13.10	10.84	79,538.84
International
Equity
JPMorgan	10.00	9.98	10,554.25	9.93	14.21	30,934	14.08	12.43	84,711.61
Small
Company
Neuberger	10.00	10.19	9,444.56	10.18	10.79	47,306	10.65	10.72	72,340.65
Berman
Partners

Subaccount	Accumulation	Accumulation	Numberof	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation
	1/1/01	12/31/01	Units	1/1/02	12/31/02	Units	1/1/03	12/31/03	Units
			Outstanding at			Outstanding at			Outstanding at
			12/31/01			12/31/02			12/31/03
American	10.96	10.17	513,559.72	10.21	8.08	647,417.35	8.33	10.31	767,740.19
Century VP
Income & Growth
American	11.64	13.19	497,921.29	13.15	11.37	816,576.88	11.66	14.46	963,627.66
Century VP
Value
JPMorgan	10.82	8.64	129,932.62	8.68	6.96	158,604.86	7.03	9.09	228,845.55
International
Equity
JPMorgan Small	11.76	11.27	94,501.13	11.18	8.71	115,400.73	8.92	11.68	118,426.03
Company
Neuberger	10.44	10.27	92,299.75	10.26	7.68	134,673.28	7.92	10.23	168,915.13
Berman Partners

Subaccount	Accumulation Accumulation Numberof			Accumulation	Accumulation	Numberof	Accumulation	Accumulation	Numberof
	UnitValueat	UnitValueat	Accumulation	UnitValueat	UnitValueat	Accumulation	UnitValueat	UnitValueat	Accumulation
	1/1/04	12/31/04	Units	1/1/05	12/31/05	Units	1/1/06	12/31/06	Units
			Outstandingat			Outstandingatt			Outstandingat
			12/31/04			12/31/05			12/31/06
American Century 10.30		11.49	765,569.07	11.36	11.86	693,013.97	12.06	13.69	601,544.34
VP Income &
Growth
American Century 14.42		16.30	1,108,091.56	16.15	16.88	1,137,146.95	17.07	19.76	1,044,070.29
VP Value
JPMorgan	9.13	10.62	285,762.15	10.53	11.59	293,409.83	11.93	13.95	349,417.98
International

15

Equity
JPMorgan Small 11.68	14.65	138,936.30	14.38	14.94	135,781.41	15.19	16.95	115,961.99
Company
Neuberger Berman 10.18	12.01	181,388.86	11/81	13.98	247,078.58	14.35	15.47	206,120.78
Partners

	Subaccount		Accumulation		Accumulation	Number of
			Unit Value at		Unit Value at	Accumulation
			1/3/07	12/31/07		Units
						Outstanding at
						12/31/07
	American Century VP		13.62	13.49		489,066.47
	Income & Growth
	American Century VP		19.80	18.48		1,112,047.50
	Value
	JPMorgan International		14.03	15.04		320,948.61
	Equity
	JPMorgan Small		16.94	15.76		93,558.57
	Company
	Neuberger Berman		15.16	16.68		193,427.49
	Partners

The following information is for Subaccounts which began operations on December 1, 2000.

Subaccount	Accumulation	Accumulation		Number of	Accumulation		Accumulation	Number of
	Unit Value at	Unit Value at		Accumulation	Unit Value at	Unit Value at		Accumulation
	12/1/00	12/31/00		Units	1/1/01	12/31/01		Units Outstanding
				Outstanding at				at 12/31/01
				12/31/00
Alger American Capital	10.00	10.02		4,084.23	9.45	8.30		122,328.68
Appreciation
Dreyfus Socially	10.00	10.00		202.71	9.62	7.64		64,416.84
Responsible Growth Fund,
Inc.
Fidelity VIP Fund	10.00	10.69		68,296.49	10.26	10.89		759,750.40
Investment Grade Bond
AIM V.I Dynamics	10.00	10.58		6,055.31	9.75	7.26		185,977.17
AIM V.I Global Health	10.00	10.07		19,839.77	10.25	9.12		185,979.64
Care
AIM V.I Technology	10.00	10.18		7,402.18	8.92	5.38		140,047.82

Subaccount	Accumulation	Accumulation Number of			Accumulation		Accumulation	Number of
	Unit Value at	Unit Value at		Accumulation	Unit Value at	Unit Value at		Accumulation
	1/1/02	12/31/02		Units	1/1/03	12/31/03		Units Outstanding
				Outstanding at				at 12/31/03
12/31/02
Alger American Capital	8.28	5.41		183,800.39	5.58	7.19		292,149.77
Appreciation
Dreyfus Socially	7.70	5.35		148,267.80	5.52	6.65		159,344.69
Responsible Growth Fund,
Inc.
Fidelity VIP Fund	10.85	11.85		1,702,427.77	11.77	12.30		1,885,368.96
Investment Grade Bond

16

Subaccount	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation
	1/1/02	12/31/02	Units	1/1/03	12/31/03	Units Outstanding
			Outstanding at			at 12/31/03
12/31/02
AIM V.I Dynamics	7.33	4.88	321,110.70	5.50	6.63	381,357.65

Subaccount	Accumulation		Accumulation Number of	Accumulation	Accumulation	Number of
	Unit Value at		Unit Value at Accumulation	Unit Value at	Unit Value at	Accumulation
	1/1/04	12/31/04	Units	1/1/05	12/31/05	Units
			Outstanding at			Outstanding at
			12/31/04			12/31/05
AIM V.I Global Health	9.00	6.79	414,706.10	6.94	8.56	534,106.75
Care
AIM V.I Technology	5.53	2.82	283,490.20	2.95	4.04	547,768.82
Alger American Capital	7.18	7.67	226,660.10	7.58	8.66	227,328.44
Appreciation
Dreyfus Socially	6.64	6.96	146,825.11	6.91	7.12	127,070.56
Responsible Growth Fund,
Inc.
Fidelity VIP Fund	12.24	12.67	1,968,755.52	12.67	12.77	1,880,488.62
Investment Grade Bond
AIM V.I Dynamics	6.61	7.41	365,842.99	7.30	8.09	319,611.45
AIM V.I Global Health Care 8.58		9.08	520,475.69	8.99	9.68	487,457.78
AIM V.I Technology	4.05	4.17	525,974.29	4.12	4.20	506,008.05

Subaccount	Accumulation	Accumulation	Number of	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation	Unit Value at	Unit Value at	Accumulation
	1/1/06	12/31/06	Units	1/1/07	12/31/07	Units
			Outstanding at			Outstanding at
			12/31/06			12/31/07
Alger American Capital	8.83	10.18	240,392.62	11.05	14.80	11,903.74
Appreciation
Dreyfus Socially	7.21	7.66	110,434.28	7.66	8.15	90,726.74
Responsible Growth
Fund, Inc.
Fidelity VIP Fund	12.78	13.14	1,816,680.33	13.18	13.52	1,660,150.65
Investment Grade Bond
AIM V.I Dynamics	8.19	9.26	274,930.33	9.24	10.25	230,558.37
AIM V.I Global Health	9.76	10.05	415,277.21	10.03	11.08	341,259.85
Care
AIM V.I Technology	4.29	4.58	387,355.12	4.60	4.86	328,944.11

17

	The following information is for Subaccounts which began operations on May 1, 2004.

Subaccount	Accumulation , Accumulation Number of			Accumulation Accumulation Number of			Accumulation Accumulation Number of
	Unit Value at Unit Value at Accumulation Unit Value at Unit Value at Accumulation Unit Value at Unit Value at Accumulation
	5/1/04	12/1/04	Units	1/1/05	12/31/05	Units	1/1/06	12/31/06	Units
			Outstanding			Outstanding			Outstanding
			at 12/31/04			at 12/31/05			at 12/31/06
American	10.00	10.75	7,351,49	10.64	10.84	7,270.33	10.96	10.34	13,485.09
Century VP
Ultra®
American	10.00	10.80	369,192.37	10.62	11.52	607,473.22	11.81	12.38	823,729.08
Century VP
VistaSM
American	10.00	11.29	212,294.68	11.29	12.61	401,457.14	13.02	15.55	547,977.29
Century VP
International
American	10.00	10.53	464,504.55	10.52	10.57	891,225.74	10.59	10.62	1,113,774.87
Century VP
Inflation
Protection
Dreyfus	10.00	10.31	247,910.98	10.24	10.62	596,450.11	10.80	12.20	730,198.55
Appreciation
Dreyfus	10.00	10.89	2,938,61	10.72	11.36	9,328.03	11.54	11.63	18,175.86
Developing
Leaders
Dreyfus	10.00	10.42	21,381.13	10.41	10.53	51,108.90	10.55	10.82	80,546.12
Quality
Bond
Franklin	10.00	10.97	34,866.28	10.91	11.96	85,355.60	12.10	13.96	127,395.59
Templeton
Mutual
Shares
Securities
Franklin	10.00	12.00	43,564.48	11.82	12.88	86,582.43	13.07	14.85	99,096.41
Small Cap
Value
Securities
Franklin	10.00	10.95	8,615.04	10.79	11.32	18,483.52	11.45	12.13	24,421.84
Small-
Midcap
Growth
Securities
Templeton	10.00	11.53	233,297.54	11.51	12.53	465,272.38	12.81	15.01	612,574.72
Foreign
Securities
Franklin	10.00	13.58	71,208.32	13.45	15.20	193,126.58	15.46	18.07	174,101.94
Global Real
Estate
Fidelity Mid 10.00		12.26	107,584.38	12.04	14.31	266,877.22	14.61	15.90	329,694.21
Cap
Neuberger	10.00	11,52	6,084.77	11.33	12.92	21,984.12	13.08	14.61	39,266.75
Berman Mid
Cap Growth

18

Subaccount	Accumulation Accumulation Number of			Accumulation Accumulation Number of			Accumulation Accumulation Number of
	Unit Value at Unit Value at Accumulation Unit Value at Unit Value at Accumulation Unit Value at Unit Value at Accumulation
	5/1/04	12/1/04	Units	1/1/05	12/31/05	Units	1/1/06	12/31/06	Units
			Outstanding			Outstanding			Outstanding
			at 12/31/04			at 12/31/05			at 12/31/06
Neuberger	10.00	19,84	143,490.34	10.82	11.10	293,062.65	11.23	11.53	423,265.70
Berman
Small Cap
Growth
Neuberger	10.00	9.97	586,111.12	9.97	9.97	1,138,952.51	9.99	10.25	1,484,819.77
Berman
Limited
Maturity
Bond
Scudder	10.00	11.23	21,818.25	11.12	11.91	43,214.24	12.09	13.88	48,695.98
Dreman
High Return
Equity
Scudder	10.00	11.93	122,129.24	11.73	12.91	134,345.17	13.18	15.87	161,908.40
Dreman
Small Mid
Cap Value
T. Rowe	10.00	11.21	41,206.25	11.10	11.46	86,284.42	11.62	13.41	115,963.88
Price Equity
Income
Portfolio II
T. Rowe	10.00	10.79	279,899.33	10.69	11.24	897,520.42		12.12	1,264,773.03
Price Blue
Chip
Growth
Portfolio II
T. Rowe	10.00	10.36	106,209.89	10.23	11.56	136,594.78		12.36	140,366.74
Price Health
Sciences
Portfolio II

		Subaccount		Accumulation Accumulation		Number of
				Unit Value at Unit Value at		Accumulation
				1/3/07	12/31/07	Units
						Outstanding at
						12/31/07
		American Century VP		10.34	12.33	25,823.45
		Ultra®
		American Century VP		12.37	17.07	493,762.71
		VistaSM
		American Century VP		15.68	18.10	617,151.45
		International
		American Century VP		10.64	11.49	1,255,391.41
		Inflation Protection
		Dreyfus Appreciation		12.16	12.88	216,453.41
		Dreyfus Developing		11.64	10.20	26,843.81
		Leaders
		Dreyfus Quality Bond		10.86	11.05	111,744.60

19

Subaccount	Accumulation	Accumulation	Number of
	Unit Value at	Unit Value at	Accumulation
	1/3/07	12/31/07	Units
			Outstanding at
			12/31/07
Franklin Templeton	14.02	14.24	166,258.59
Mutual Shares Securities
Franklin Small Cap	14.80	14.30	92,809.05
Value Securities
Franklin Small-Midcap	12.09	13.30	26,565.33
Growth Securities
Templeton Foreign	15.10	17.09	774,545.98
Securities
Franklin Global Real	17.91	14.10	162,047.67
Estate
Fidelity Mid Cap	15.78	18.05	296,830.63
Neuberger Berman Mid	14.65	17.65	83,823.04
Cap Growth
Neuberger Berman	11.48	11.42	485,097.80
Small Cap Growth
Neuberger Berman	10.26	10.59	1,735,213.41
Limited Maturity Bond
Scudder Dreman High	13.81	13.39	58,291.23
Return Equity
Scudder Dreman Small	15.73	16.06	544,208.87
Mid Cap Value
T. Rowe Price Equity	13.43	13.63	121,053.68
Income Portfolio II
T. Rowe Price Blue	12.11	13.44	1,139,712.20
Chip Growth Portfolio II
T. Rowe Price Health	12.30	14.35	97,259.18
Sciences Portfolio II

20

NATIONAL LIFE, THE VARIABLE ACCOUNT, AND THE FUNDS

National Life

National Life is authorized to transact life insurance and annuity business in Vermont and in 50 other jurisdictions.
National Life was originally chartered as a mutual life insurance company in 1848 under Vermont law. It is now a stock life insurance company, all of the outstanding stock of which is indirectly owned by National Life Holding
Company, a mutual insurance holding company established under Vermont law on January 1,1999. All policyholders of National Life, including all the Owners of the Contracts, are voting members of National Life
Holding Company. National Life assumes all mortality and expense risks under the Contracts and its assets support the Contract’s benefits. Financial Statements for National Life are contained in the Statement of Additional
Information.

The Variable Account

The Variable Account was established by National Life on November 1,1996, pursuant to the provisions of Vermont law. National Life has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the provisions of the Investment Company Act. Such registration does not involve supervision of the management of the Variable Account or National Life by the SEC.

The Variable Account is a separate investment account of National Life and, as such, is not chargeable with liabilities arising out of any other business National Life may conduct. National Life does not guarantee the investment performance of the Variable Account. Obligations under the Contracts are obligations of National Life.
Income, gains and losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of National Life.

Net Premium Payments are allocated within the Variable Account among one or more Subaccounts made up of shares of the Fund options designated by the Owner. A separate Subaccount is established within the Variable
Account for each of the Fund options.

The Funds

You may choose from among a number of different Subaccount options. The investment experience of each of the
Subaccounts depends on the investment performance of the underlying Fund.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the
Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other funds, even if the other fund has the same investment adviser or manager.

The Variable Account purchases and redeems shares of the Funds at net asset value. The Variable Account automatically reinvests all dividend and capital gain distributions of the Funds in shares of the distributing Funds at their net asset value on the date of distribution. In other words, the Variable Account does not pay Fund dividends or Fund distributions out to you as additional units, but instead reflects them in unit values.

Before choosing to allocate your Premium Payments and Contract Value, carefully read the prospectus for each
Fund, along with this prospectus. There is no assurance that any of the Funds will meet their investment objectives.
We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the Funds. You should know that during extended periods of low interest rates, the yields of the Sentinel Variable Products Trust Money Market Fund may also become extremely low and possibly negative.

Not all Funds may be available in all states or in all markets.

21

The following table provides certain information on each Fund, including its fund type, and its investment adviser
(and subadviser, if applicable). There is no assurance that any of the Funds will achieve their investment objective(s). You can find detailed information about the Funds, including a description of risks and expenses, in the prospectuses for the Funds that accompany this prospectus. You should read these prospectuses carefully and keep them for future reference.

Fund	Type of Fund	Investment Adviser	Subadviser
Sentinel Variable Products Trust:
Common Stock Fund	Large Blend Equity	Sentinel Asset Management, Inc.	None
Mid Cap Growth
Mid Cap Growth Fund	Equity	Sentinel Asset Management, Inc.	None
Money Market Fund	Money Market	Sentinel Asset Management, Inc.	None
Small Company Fund	Small Growth Equity	Sentinel Asset Management, Inc.	None
Investment-Grade
Bond Fund	Bond	Sentinel Asset Management, Inc.	None
Hybrid Equity and
Balanced Fund	Debt	Sentinel Asset Management, Inc.	None
AIM Variable Insurance Funds:
Mid Cap Growth
AIM V.I. Dynamics Fund - Series I Shares	Equity	Invesco Aim Advisors, Inc.	None
AIM V.I. Global Health Care Fund - Series I
Shares	Sector Equity	Invesco Aim Advisors, Inc.	None
AIM V.I. Technology Fund - Series I Shares	Sector Equity	Invesco Aim Advisors, Inc.	None
The Alger American Fund:
Capital Appreciation AllCap Portfolio - Class O
Shares	Growth Equity	Fred Alger Management, Inc.	None
Growth Portfolio - Class O Shares	Large Growth Equity	Fred Alger Management, Inc.	None
SmallCap Growth Portfolio - Class O Shares	Small Growth Equity	Fred Alger Management, Inc.	None
American Century Variable Portfolios, Inc.:
American Century Investment
VP Income & Growth Portfolio	Large Value Equity	Management, Inc.	None
		American Century Investment	None
VP Inflation Protection Portfolio	Fixed Income	Management, Inc.
American Century Global Investment
VP International Portfolio	International Equity	Management, Inc.	None
American Century Investment
VP Ultra® Portfolio	Large Growth Equity	Management, Inc.	None
American Century Investment
VP Value Portfolio	Mid Cap Value Equity	Management, Inc.	None
	Mid Cap Growth	American Century Investment
VP VistaSM Portfolio	Equity	Management, Inc.	None
Dreyfus Variable Investment Fund
Fayez Sarofim &
Appreciation Portfolio	Large Blend	The Dreyfus Corporation	Co.
Developing Leaders Portfolio	Aggressive Growth	The Dreyfus Corporation	None
Investment Grade
Quality Bond Portfolio	Bond	The Dreyfus Corporation	None
Dreyfus Socially Responsible Growth Fund, Inc.	Large Cap Growth	The Dreyfus Corporation	None
DWS Variable Series II:
Dreman Value
Class B shares, DWS Dreman High Return		Deutsche Investment Management	Management,
Equity VIP	Large Value	Americas, Inc.	LLC

22

Fund	Type of Fund	Investment Adviser	Subadviser
Dreman Value
Class B shares, DWS Dreman Small Mid Cap		Deutsche Investment Management	Management,
Value VIP	Small Cap Value	Americas, Inc.	LLC
Fidelity® Variable Insurance Products Initial
Class:
Fidelity Management & Research
Contrafund® Portfolio	Large Growth Equity	Company	None
Fidelity Management & Research
Equity-Income Portfolio	Large Value Equity	Company	None
Fidelity Management & Research
Growth Portfolio	Large Growth Equity	Company	None
	Below Investment	Fidelity Management & Research
High Income Portfolio	Grade Bond	Company	None
Geode Capital
		Fidelity Management & Research	Management,
Index 500 Portfolio	Index Equity	Company	LLC
	Investment Grade	Fidelity Management & Research
Investment Grade Bond Portfolio	Bond	Company	None
Fidelity Management & Research
Mid Cap Portfolio	Mid Cap Blend	Company	None
FMR U.K., FMR
Far East, and
Fidelity
International
Investment
Advisers;
Fidelity
		Fidelity Management & Research	Investments
Overseas Portfolio	International Equity	Company	Japan Limited
Franklin Templeton Variable Insurance Products
Trust
Class 2 shares, Foreign Securities Fund	Foreign	Templeton Investment Counsel, LLC	None
Class 2 shares, Global Real Estate Fund	Sector Equity	Franklin Advisors, Inc.	None
Class 2 shares, Mutual Shares Securities Fund	Mid Cap Value	Franklin Mutual Advisors, LLC	None
Class 2 shares, Small Cap Value Securities Fund	Small Cap Value	Franklin Advisory Services, LLC	None
Class 2 shares, Small-Midcap Growth Securities	Small-Mid Cap
Fund	Growth	Franklin Advisors, Inc.	None
J.P. Morgan Series Trust II:
J.P. Morgan Investment Management
JPMorgan International Equity Portfolio	International Equity	Inc.	None
	Small Cap Blend	J.P. Morgan Investment Management
JPMorgan Small Company Portfolio	Equity	Inc.	None
Neuberger Berman Advisers Management Trust
Lehman Brothers
I Class, Lehman Brothers Short Duration Bond			Asset
Portfolio (formerly, Limited Maturity Bond			Management,
Portfolio)	Short-Term	Neuberger Berman Management, Inc.	LLC
	Mid-Cap Growth		Neuberger
I Class, Mid Cap Growth Portfolio	Equity	Neuberger Berman Management, Inc.	Berman, LLC
Neuberger
I Class, Partners Portfolio	Large Value	Neuberger Berman Management, Inc.	Berman, LLC
Neuberger
S Class, Small Cap Growth Portfolio	Small Cap Blend	Neuberger Berman Management, Inc.	Berman, LLC
T. Rowe Price Equity Series, Inc.

23

Fund	Type of Fund	Investment Adviser	Subadviser
Equity Income Portfolio II	Large Value	T. Rowe Price Associates, Inc.	None
Blue Chip Growth Portfolio II	Large Growth	T. Rowe Price Associates, Inc.	None
Health Sciences Portfolio II	Sector Equity	T. Rowe Price Associates, Inc.	None
Wells Fargo Variable Trust
Wells Capital
	Mid Cap Growth		Management,
Wells Fargo VT Discovery Fund	Equity	Wells Fargo Funds Management, LLC	Incorporated
Wells Capital
Management,
Wells Fargo VT Opportunity Fund	Mid Cap Blend	Wells Fargo Funds Management, LLC	Incorporated

Other Information

Contractual Arrangements. National Life has entered into or may enter into agreements with Funds pursuant to which the adviser or an affiliate pays National Life a fee based upon an annual percentage of the average net asset amount invested on behalf of the Variable Account and our other separate accounts in exchange for providing administration and other services to Owners on behalf of the Funds, which may include answering Owner’s questions about the Funds, providing prospectuses, shareholder reports and other Fund documents, providing Funds and their Boards information about the Contracts and their operations and/or collecting voting instructions for Fund shareholder proposals. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that National Life issues. These percentages may differ and we may be paid a greater percentage by some investment advisers or affiliates than others. The amount of this compensation with respect to the Contracts during 2007 ranged from $13,367.51 to $152,946.16 per adviser or an affiliate, and the percentages of assets on which the fees are based ranged from 0.05% to 0.25% (this includes payments received in 2007 for services rendered in 2006). The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us to provide these services. The payments we receive as compensation for providing these services may be used by us for any corporate purpose. National Life may profit from these payments. For more information on the compensation we receive, see “Contractual Arrangement between National Life and the Funds’ Investment Advisors or Distributors”
in the Statement of Additional Information.

Our affiliate, Equity Services, Inc. (“ESI”), the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain Fund assets pursuant to a 12b-1 plan. The 12b-1 plan is described in more detail in each
Fund’s prospectus. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of an investment in Fund shares.

We select the Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the
Fund’s adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates, as described above and in the Statement of Additional Information under
“Contractual Arrangements Between National Life And The Funds’ Investment Advisors Or Distributors.” We
review the Funds periodically and may remove a Fund or limit its availability to new Premium Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Funds you have chosen.

Owners, through their indirect investment in the Funds, bear the costs of investment advisory or management and other fees that the Funds pay to their respective investment advisers, and in some cases, subadvisers and other service providers (see the Funds’ prospectuses for more information). As described above, an investment adviser
(other than our affiliate, Sentinel Asset Management) or subadviser to a Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory (and in some cases, subadvisory) or other fees deducted from Fund assets.

24

Conflicts of Interest. The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of National Life. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect
Owners and variable annuity Payees, including withdrawal of the Variable Account from participation in the underlying Fund(s) involved in the conflict.

Change of Address Notification

To protect you from fraud and theft, National Life may verify any changes in address you request by sending a confirmation of the change to both your old and new address. National Life may also call you to verify the change of address.

DETAILED DESCRIPTION OF CONTRACT PROVISIONS

We describe our basic Contract below. There may be differences in your Contract (such as differences in fees, charges or benefits) from the one described in this prospectus because of the requirements of the state where we issued your Contract. Please consult your Contract for its specific terms.

Issuance of a Contract

The Contract is available to Owners up to and including age 85, on an age on nearest birthday basis, on the Date of
Issue. If the Contract is issued to Joint Owners, then the oldest Joint Owner must be 85 years of age or younger on the Date of Issue, again on an age on nearest birthday basis. If the Owner is not a natural person, then the age of the
Annuitant must meet the requirements for Owners. At our discretion, we may issue Contracts at ages higher than age 85.

In order to purchase a Contract, an individual must forward an application to us through a licensed National Life agent who is also a registered representative of ESI, the principal underwriter of the Contracts, or another broker/dealer having a Selling Agreement with ESI or a broker/dealer having a Selling Agreement with such a broker/dealer.

If you are purchasing the Contract in connection with a tax-favored arrangement, including an IRA and a Roth IRA, you should carefully consider the costs and benefits of the Contract (such as annuitization benefits) before purchasing a Contract since the tax-favored arrangement itself provides for tax-sheltered growth.

Tax Free “Section 1035” Exchanges. You can generally exchange one variable annuity contract for another in a
“tax-free exchange” under Section 1035 of the Code. Before making the exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on your old contract. There will be a new surrender charge period for this
Contract and other charges might be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interests. You should be aware that your insurance agent will generally earn a commission if you buy this Contract through an exchange or otherwise.

Important Information About Procedures for Opening a New Account. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account (i.e., purchase a Contract), we will ask for your name, address, date of birth and other information that will allow us to identify you. We may also ask to see your driver’s license

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or other identifying documents. Premium Payments

The Initial Premium Payment. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts, and must be at least $1,500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums. For Contracts purchased in South Carolina, the initial Premium Payment for Qualified
Contracts must be at least $3,000.

Subsequent Premium Payments. Subsequent Premium Payments may be made at any time, but must be at least $100
($50 for IRAs). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. Subsequent Premium Payments to the Variable Account will purchase Accumulation Units at the price next computed for the appropriate Subaccount after we receive the additional Premium Payment. For
Contracts purchased in the State of Oregon prior to March 2, 2005, we are not permitted to accept subsequent
Premium Payments on or after the third Contract Anniversary. We may accept subsequent premium payments on or after the third Contract Anniversary for new Contracts purchased in the State of Oregon. For Contracts purchased in the State of Massachusetts by Owners who were less than 60 at the time of purchase, we will not accept Premium
Payments after the Owner attains the age of 63. For Contracts purchased in the State of Massachusetts by Owners who were 60 or older at the time of purchase, we will not accept Premium Payments after the third Contract
Anniversary.

The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent.

Transactions will not be processed on the following days: New Year’s Day, Presidents’ Day, Martin Luther King, Jr.
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day. Please
remember that we must receive a transaction request in good order at our Home Office before the close of regular trading on the New York Stock Exchange, usually 4:00 p.m., Eastern Time, to process the transaction on that
Valuation Day.

Allocation of Net Premium Payments. In the application for the Contract, the Owner will indicate how Net Premium
Payments are to be allocated among the Subaccounts of the Variable Account, the Fixed Account and/or the
Guaranteed Accounts. These allocations may be changed at any time by the Owner by written notice to us at our
Home Office or, if the telephone transaction privilege has been elected, by telephone instructions (see “Telephone
Transaction Privilege,” below). However, if your Contract is participating in the Illuminations program described under “Optional ‘Illuminations’ Investment Advisory Service”, below, making a change to your premium allocations on your own will be treated as a termination of your Contract’s participation in the Illuminations program. If you change the Contract’s premium allocation percentages, Fund Rebalancing will automatically be discontinued unless you specifically direct otherwise.

The percentages of Net Premium Payments that may be allocated to any Subaccount, the Fixed Account, or any
Guaranteed Account must be in whole numbers of not less than 1%, and the sum of the allocation percentages must be 100%. We allocate the initial Net Premium Payment within two business days after receipt at our home office, if the application and all information necessary for processing the order are complete. We do not begin processing your purchase order until we receive the application and initial premium payment at our home office from your agent’s broker-dealer.

If the application is not properly completed, we retain the initial Premium Payment for up to five business days while attempting to complete the application. If the application is not complete at the end of the five day period, we inform the applicant of the reason for the delay and the initial Premium Payment will be returned immediately, unless the applicant specifically consents to our retaining the initial Premium Payment until the application is complete. Once the application is complete, we allocate the initial Net Premium Payment as designated by the
Owner within two business days.

We allocate subsequent Net Premium Payments as of the Valuation Date we receive Net Premium Payments at our
Home Office, based on your allocation percentages then in effect. Please note that if you submit your Premium

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Payment to your agent, we will not begin processing the Premium Payment until we have received it from your agent’s selling firm. At the time of allocation, we apply Net Premium Payments to the purchase of Fund shares.
The net asset value of the shares purchased is converted into Accumulation Units.

When all or a portion of a premium payment is received without a clear subaccount designation or allocated to a subaccount that is not available for investment, we may allocate the undesignated portion or the entire amount, as applicable, into the Money Market Subaccount. You may at any time after the deposit direct us to redeem or exchange units in the Money Market Subaccount, which will be completed at the next appropriate net asset value.
All transactions will be subject to any applicable fees or charges.

The Subaccount values will vary with their investment experience, and you bear the entire investment risk. You should periodically review your allocation percentages in light of market conditions and your overall financial objectives.

We offer a one-time credit in the amount of 3% of the initial Net Premium Payment to Owners whose initial Net
Premium Payment comes from the surrender of an annuity contract issued by National Life’s affiliate, Life
Insurance Company of the Southwest. We pay this credit after the free look right with respect to the Contract has expired.

Transfers

You may transfer the Contract Value among the Subaccounts of the Variable Account and among the Variable
Account, the Fixed Account (subject to the limitations set forth below) and the Guaranteed Accounts by making a written transfer request. If you elect the telephone transaction privilege, you may make transfers by telephone. See
“Telephone Transaction Privilege,” below. Transfers are made as of the Valuation Day that the request for transfer is received at the Home Office. Please remember that a Valuation Day ends at the close of regular trading of the
New York Stock Exchange, usually 4:00 p.m. Eastern Time. Transfers to or from the Subaccounts may be postponed under certain circumstances. See “Payments,” below. A market value adjustment will be applied to transfers out of a Guaranteed Account prior to its termination date. See “The Guaranteed Accounts,” below.

We currently allow transfers to the Fixed Account and the Guaranteed Accounts of all or any part of the Variable
Account Contract Value, without charge or penalty. We reserve the right to restrict transfers to the Fixed Account and/or the Guaranteed Accounts to 25% of the Variable Account Contract Value during any Contract Year. For
Contracts issued in Massachusetts only, we will enforce the above restrictions on your ability to move Contract
Value into the Fixed Account and the Guaranteed Accounts only when the yield on investment would not support the statutory minimum interest rate. In addition, we will enforce these restrictions only in a manner that would not be unfairly discriminatory.

You may, (only one each year and within 45 days after the end of the calendar year) transfer a portion of the unloaned value in the Fixed Account to the Variable Account. We reserve the right to restrict this transfer to 10% of the Contract Value in the Fixed Account (25% in New York). After a transfer from the Fixed Account to the
Variable Account or a Guaranteed Account, we reserve the right to require that the value transferred remain in the
Variable Account or the Guaranteed Account for at least one year before it may be transferred back to the Fixed
Account. We will allow Owners electing Illuminations for the first time to transfer value from the Fixed Account outside of the normally permitted transfer window of 45 days after the end of the calendar year. Unless otherwise restricted, all or a portion of value in the Fixed Account may be transferred upon the initial election of Illuminations.
Once this one-time initial transfer is effected, no other transfer from the Fixed Account will be permitted outside of the normal 45-day transfer window.

For Contracts issued after July 1, 2004, where this provision has been approved by your state insurance regulator, if you transfer Contract Value out of any Guaranteed Account, you may not transfer Contract Value back into any
Guaranteed Account until one year has elapsed from the time of the transfer out of a Guaranteed Account.

We do not permit transfers between the Variable Account and the Fixed Account after the Annuitization Date.

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We have no current intention to impose a transfer charge. However, we reserve the right, upon prior notice, to impose a transfer charge of $25 for each transfer in excess of 12 transfers in any one Contract Year. We may do this if the expense of administering transfers becomes burdensome. See “Transfer Charge,” below.

If your Contract is in the Illuminations program described under “Optional ‘Illuminations’ Investment Advisory
Service”, below, you will be allowed to implement fund transfers. Please note, however, if you implement fund transfers, your allocations will depart from the FundQuest recommendations, and, if you keep the Contract in the
Illuminations program, your transfers may end up being reversed by the next semi-annual rebalancing within the program.

Disruptive Trading

Policy. The Contracts are intended for long-term investment by Owners. They were not designed for the use of market timers or other investors who make similar programmed, large, frequent, or short-term transfers. Market timing and other programmed, large, frequent, or short-term transfers among the Subaccounts or between the
Subaccounts and the Fixed Account or the Guaranteed Account can cause risks with adverse effects for other
Owners (and beneficiaries and Funds). These risks include:

· the dilution of interests of long-term investors in a subaccount if purchases or transfers into or out of a Fund are made at prices that do not reflect an accurate value for the Fund’s investments;
· an adverse effect on Fund management, such as impeding a Fund manager’s ability to sustain an investment objective, causing a Fund to maintain a higher level of cash than would otherwise be the case, or causing a Fund to liquidate investments prematurely (or at an otherwise inopportune time) to pay withdrawals or transfers out of the Fund; and
· increased brokerage and administrative expenses.

The risks and costs are borne by all Owners invested in those Subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers (the “Procedures”) and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest in this Contract if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means to attempt to detect and deter market timing and disruptive trading. However, despite our monitoring, we may not be able to detect or stop all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the Funds, we cannot guarantee that all harmful trading will be detected or that a Fund will not suffer harm from programmed, large, frequent, or short-term transfers among the Subaccounts of variable products issued by these companies or retirement plans.

Deterrence. Once an Owner has been identified as a “market timer” under the Procedures, we notify the Owner that we will not accept instructions for such market timing or other similar programmed, large, frequent or short-term transfers in the future. We also will mark the Contract on our administrative system so that the system will have to be overridden by the Variable Products services staff to process any transfers. We will only permit the Owner to make transfers when we believe the Owner is not “market timing.”

In our sole discretion, we may revise the Procedures at any time, without prior notice, as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders,
(ii) comply with state or federal regulatory requirements, or (iii) impose additional or alternate restrictions on market timers (such as dollars or percentage limits on transfers). We also reserve the right, to the extent permitted or required by applicable law, to (1) implement and administer redemption fees imposed by one or more Funds in the future, (2) deduct redemption fees imposed by the Funds, and (3) suspend the transfer privilege at any time we are unable to purchase or redeem shares of the Funds. We may be required to share personal information about you with the Funds.

We currently do not impose redemption fees on transfers. Further, for transfers between or among the Subaccounts,

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we currently do not expressly allow a certain number of transfers in a given period or limit the size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our Procedures in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection.
Accordingly, despite our best efforts, we cannot guarantee that the Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. We apply the Procedures consistently to all Owners without waiver or exception.

Fund Frequent Trading Policies. The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the policies and procedures we have adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. You should be aware that we may not have the operational capacity to apply the frequent trading policies and procedures of the respective Funds that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Procedures.

Owners should be aware that we are required to provide to a portfolio or its designee, promptly upon request, certain information about the trading activity of individual Owners, and to restrict or prohibit further purchases or transfers by specific Owners identified by a portfolio as violating the frequent trading policies established for that portfolio. If we do not process a purchase because of such restriction or prohibition, we may return the premium to the Owner, place the premium in the Money Market Subaccount until we receive further instruction from the Owner and/or replace the restricted or prohibited Subaccount with the Money Market Subaccount in the Owner’s default allocation until we receive further instructions from the Owner.

Omnibus Orders. Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund’s ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the Fund will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the Funds. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity.
If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of
Fund shares, as well as the owners of all of the variable annuity or variable life insurance policies whose variable investment options correspond to the affected Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Fund may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

As a result of our discretion to permit Owners previously identified as “market timers” to make transfers that we do not believe involve “market timing,” and as a result of operational and technological limitations, differing fund procedures, and the omnibus nature of purchase and redemption orders, some Owners may still be able to engage in market timing, while other Owners bear any adverse effects of that market timing activity. To the extent we are unable to detect and deter market timing or other similar programmed, large, frequent, or short-term transfers, the performance of the Subaccount and the Fund could be adversely affected, including by (1) requiring the Fund to maintain larger amounts of cash or cash-type securities than the Fund’s manager might otherwise choose to maintain or to liquidate Fund holdings at disadvantageous times, thereby increasing brokerage, administrative, and other expenses and (2) diluting returns to long-term shareholders.

Value of a Variable Account Accumulation Unit

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We set the value of a Variable Account Accumulation Unit for each Subaccount at $10 when the Subaccounts commenced operations. We determine the value for any subsequent Valuation Period by multiplying the value of an
Accumulation Unit for each Subaccount for the immediately preceding Valuation Period by the Net Investment
Factor for the Subaccount during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. No minimum value of an Accumulation Unit is guaranteed. The number of Accumulation Units will not change as a result of investment experience.

Net Investment Factor. Each Subaccount of the Variable Account has its own Net Investment Factor.

The Net Investment Factor measures the daily investment performance of that Subaccount.

The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease.

Changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Fund shares, because of the deduction for the Mortality and Expense Risk Charge and Administration Charge.

Fund shares are valued at their net asset value. The Net Investment Factor allows for the monthly reinvestment of daily dividends that are credited by some Funds (e.g., the Sentinel Variable Products Money Market Fund).

Determining the Contract Value.

The Contract Value is the sum of:

1)	the value of all Variable Account Accumulation Units, plus

2)	amounts allocated and credited to the Fixed Account, plus

3)	amounts allocated and credited to a Guaranteed Account, minus

4)	any outstanding loans on the Contract and accrued interest on such loans.

When charges or deductions are made against the Contract Value, we deduct an appropriate number of
Accumulation Units from the Subaccounts and an appropriate amount from the Fixed Account in the same proportion that the your interest in the Subaccounts and the unloaned value in the Fixed Account bears to the total
Contract Value. We will not deduct charges or deductions from a Guaranteed Account unless there is not sufficient
Contract Value in the Subaccounts of the Variable Account and in the Fixed Account. If we need to deduct charges or deductions from the Guaranteed Accounts, we will do so pro rata from all Guaranteed Accounts, and within
Guaranteed Accounts of the same duration, on a first-in-first-out basis; that is, the Contract Value with the earliest date of deposit will be deducted first. Value held in the Fixed Account and the Guaranteed Accounts is not subject to Variable Account charges (Mortality and Expense Risk and Administration Charges), but may be subject to
CDSCs, the Annual Contract Fee, optional Enhanced Death Benefit Rider charge, and premium taxes, if applicable.

Annuitization

Maturity Date. The Maturity Date is the date on which annuity payments are scheduled to begin. You may indicate the Maturity Date on the application. The earliest Maturity Date must be at least 2 years after the Date of Issue, unless otherwise approved (10 years after the Date of Issue in the States of Oregon and Massachusetts). If no
specific Maturity Date is selected, the Maturity Date will be your 90th birthday, the 90th birthday of the oldest of
Joint Owners, or the Annuitant’s 90th birthday if the Owner is not a natural person; or, if later, 10 years after the
Date of Issue. You may elect a single payment equal to the Cash Surrender Value on the Maturity Date, rather than annuity payments. You may also settle the contract under a Payment Option prior to the scheduled maturity date.
You may contact either your Registered Representative or the Home Office for requirements to settle the Contract.
Please note that payment of any amount in excess of Contract Value is subject to the financial strength and claims-
paying ability of National Life.

If you request in writing (see “Ownership Provisions,” below), and we approve the request, the Maturity Date may be accelerated or deferred. However, we will not permit an acceleration of a Contract’s Maturity Date to any date before the 30-day window prior to the termination date of any Guaranteed Account held by the Contract. If an

30

Owner of such a Contract desires to accelerate that Contract’s Maturity Date, the Owner must first transfer the
Contract Value in all Guaranteed Accounts the termination dates of which would occur more than 30 days after the accelerated Maturity Date into the Fixed Account or the Variable Account. A market value adjustment will be applied to such Contract Value transferred out of the Guaranteed Accounts. See “The Guaranteed Accounts,”
below.

Election of Payment Options. You may, with prior written notice and, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options. We apply the Contract Value in each Subaccount (less any premium tax previously unpaid) to provide a Variable Annuity payment. We apply the Contract Value in the Fixed Account (less any premium tax previously unpaid) to provide a Fixed Annuity payment.

If an election of an Annuity Payment Option is not on file with National Life on the Annuitization Date, we will pay the proceeds as Option 3 - Payments for Life with 120 months certain. You may elect, revoke or change an Annuity
Payment Option at any time before the Annuitization Date with 30 days prior written notice. The Annuity Payment
Options available are described below.

Frequency and Amount of Annuity Payments. The amount of your annuity payment depends in part on the frequency and duration of annuity payments. If you would like the amount of your annuity payments to be as large as possible, you should select an option that pays less frequently and for a shorter duration. On the other hand, if it is important for you to receive annuity payments as often and for as long a time period as possible, you should select an annuity payment option that pays more frequently and for a longer period of time. Please note that, in general, the more frequent or the longer the duration is for annuity payments, the smaller the amount that each annuity payment will be. We pay annuity payments as monthly installments, unless you select annual, semi-annual or quarterly installments. If the amount to be applied under any Annuity Payment Option is less than $3,500, we have the right to pay such amount in one lump sum in lieu of the payments otherwise selected. In addition, if the payments selected would be or become less than $100, we have the right to change the frequency of payments that will result in payments of at least $100. In no event will we make payments under an annuity option less frequently than annually.

Annuitization - Variable Account

We will determine the dollar amount of the first Variable Annuity payment by dividing the Variable Account
Contract Value on the Annuitization Date by 1,000 and applying the result as set forth in the applicable Annuity
Table. The amount of each Variable Annuity payment depends on the age of the Chosen Human Being on his or her birthday nearest the Annuitization Date, and the sex of the Chosen Human Being, if applicable, unless otherwise required by law.

Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account.
The following steps are taken to establish the number of Annuity Units representing each monthly annuity payment:

  The dollar amount of the first annuity payment as determined above is divided by the value of an Annuity Unit on the Annuitization Date;
  The number of Annuity Units remains fixed during the annuity payment period;
  The dollar amount of the second and subsequent payments is not predetermined and may change from payment to payment; and
  The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the value of an Annuity Unit for the Valuation Period in which the payment is due.

Once payments have begun, future payments will not reflect any changes in mortality experience.

Value of an Annuity Unit. The value of an Annuity Unit for a Subaccount is set at $10 when the first Fund shares are purchased. The value of an Annuity Unit for a Subaccount for any subsequent Valuation Period is determined by multiplying the value of an Annuity Unit for the immediately preceding Valuation Period by the applicable Net
Investment Factor for the Valuation Period for which the value of an Annuity Unit is being calculated and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum (see “Net
Investment Factor,” above).

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Assumed Investment Rate. A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the
Contracts. We may make assumed investment rates available at rates other than 3.5% . A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment return, as measured by the Net Investment
Factor, is at a constant annual rate of 3.5%, the annuity payments will be level.

Annuitization - Fixed Account

A Fixed Annuity is an annuity with payments that are guaranteed as to dollar amount during the annuity payment period. We determine the amount of the periodic Fixed Annuity payments by applying the Fixed Account Contract
Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This is done at the
Annuitization Date using the age of the Chosen Human Being on his or her nearest birthday, and the sex of the
Chosen Human Being, if applicable. The applicable Annuity Table will be based on our expectation of investment earnings, expenses and mortality (if payments depend on whether the Chosen Human Being is alive) on the
Annuitization Date. The applicable Annuity Table will provide a periodic Fixed Annuity payment at least as great as the guarantee described in your Contract.

We do not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of Fixed Annuity payments.

Annuity Payment Options

Any of the following Annuity Payment Options may be elected:

Option 1-Payments for a Stated Time. We will make monthly payments for the number of years selected, which may range from 5 years to 30 years.

Option 2-Payments for Life. An annuity payable monthly during the lifetime of a Chosen Human Being (who may be named at the time of election of the Payment Option), ceasing with the last payment due prior to the death of the
Chosen Human Being. It would be possible under this option for the Payee to receive only one annuity payment if the annuitant dies before the second annuity payment date, two annuity payments if the Annuitant dies before the third annuity payment date, and so on.

Option 3-Payments for Life with Period Certain-Guaranteed. For an annuity that if at the death of the Chosen
Human Being payments have been made for less than 10 or 20 years, as selected, we guarantee to continue annuity payments during the remainder of the selected period.

We may allow other Annuity Payment Options, including, if applicable, the Stretch Annuity Payment Option described below.

Some of the stated Annuity Payment Options may not be available in all states. You may request an alternative non-
guaranteed option by giving notice in writing prior to Annuitization. If a request is approved by us, it will be permitted under the Contract.

Qualified Contracts (except Roth IRAs before the Owner’s death) are subject to the minimum distribution requirements set forth in the Code. Payment Option 1 may not satisfy these requirements. Please consult a tax advisor.

Under Payment Option 1, you may change to any other Payment Option at any time. At the time of the change, remaining value will be applied to the new Payment Option to determine the amount of the new payments. Under
Payment Option 1, you may also fully surrender the Contract at any time. Upon surrender in this situation, the
Owner will receive the remaining value of the Contract, which is the value of the Contract used to determine the most recent payment amount, adjusted for investment performance through the date of surrender. Surrender is subject to any applicable CDSC at the time of the surrender.

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Stretch Annuity Payment Option

We offer the Stretch Annuity Payment Option to Contracts that have paid Net Premium Payments, less any
Withdrawals (including the impact of any CDSC associated with such Withdrawals), of at least $25,000 per beneficiary participating in the payment option.

Under this payment option, we will make annual payments for a period determined by the joint life expectancy of an initial Payee and a beneficiary, as calculated based on Table VI of Section 1.72 -9 of the Income Tax Regulations
(but if the Contract is a Qualified Contract, no less than the minimum required distribution under the Code). The beneficiary may be a much younger person than the initial Payee, such as a grandchild, so that under this payment option, payments may be made over a lengthy period of years.

Please consult your authorized National Life representative for more information on the Stretch Annuity Payment
Option.

You should consult your tax advisor about potential income, gift, estate and generation-skipping transfer tax consequences of electing the Stretch Annuity Payment Option.

Death of Owner

If you or a Joint Owner dies prior to the Annuitization Date, then we will pay (unless the Enhanced Death Benefit
Rider has been elected) a Death Benefit to the Beneficiary.

The Contract provides that if you or a Joint Owner dies prior to the Contract Anniversary on which your age, on an age on nearest birthday basis, is 81, the Death Benefit will be equal to the greater of:

(a) the Contract Value, or

(b) the Net Premium Payments made to the Contract, minus all Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any outstanding loans on the Contract and accrued interest, and adjusted such that if you effect a Withdrawal (including a systematic Withdrawal)
at a time when the Contract Value is less than the amount of the Death Benefit that would then be payable to you, the Death Benefit will be reduced by the same proportion that the Withdrawal reduces the Contract Value (this adjustment will have the effect of reducing the Death Benefit by more than the amount of the Withdrawal, where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value), and

(c) in each case minus any applicable premium tax charge to be assessed upon distribution.

Please note that payment of any amount in excess of Contract Value is subject to the financial strength and claims-
paying ability of National Life.

For Contracts issued prior to November 1, 2003 only, or if your state approved the adjustment referred to in (b)
above for cases where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value after that date, or has not yet approved that adjustment, that adjustment will not be made. In the case of these
Contracts, a Withdrawal will reduce the Death Benefit only by the amount of the Withdrawal.

The Contract further provides that if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81 (or in the case of Joint Owners, where the first of Joint Owners to die dies after the Contract
Anniversary on which the age of the oldest Joint Owner, on an age on nearest birthday basis, is 81), then the Death
Benefit shall be equal to the Contract Value, minus any applicable premium tax charge.

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For Contracts issued prior to November 1, 2003 only, we are currently providing a Death Benefit that is equal to the greater of (a) or (b) above even if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81, as long as your age, on an age on nearest birthday basis, was less than 81 on the Date of Issue of the Contract. We currently intend to pay this Death Benefit even though its terms are more favorable to you than what is guaranteed in the Contract. We will notify you if we discontinue this Death Benefit.

Unless the Beneficiary is the deceased Owner’s (or Joint Owner’s) spouse, the Death Benefit must be distributed within five years of such Owner’s death. The Beneficiary may elect to receive Distribution in the form of a life annuity or an annuity for a period not exceeding his or her life expectancy. Such annuity must begin within one year following the date of the Owner’s death and is currently available only as a Fixed Annuity. If the Beneficiary is the spouse of the deceased Owner (or, if applicable, a Joint Owner), then the Contract may be continued without any required Distribution. If the deceased Owner (or Joint Owner) and the Annuitant are the same person, the death of that person will be treated as the death of the Owner for purposes of determining the Death Benefit payable.

Qualified Contracts may be subject to specific rules set forth in the Plan, Contract, or Code concerning Distributions upon the death of the Owner.

Death of Annuitant Prior to the Annuitization Date

If an Annuitant who is not an Owner dies prior to the Annuitization Date, a Death Benefit equal to the Cash
Surrender Value of the Contract will be payable to the Beneficiary. If the Owner is a natural person and a contingent Annuitant has been named or the Owner names a contingent Annuitant within 90 days of the Annuitant’s death, the Contract may be continued without any required Distribution. If no Beneficiary is named (or if the
Beneficiary predeceases the Annuitant), then the Death Benefit will be paid to the Owner. If the Owner is not a natural person, then the death of the Annuitant will be treated as if it were the death of the Owner, and the disposition of the Contract will follow the death of the Owner provisions set forth above.

In any case where a Death Benefit is paid, the value of the Death Benefit will be determined as of the Valuation Day coinciding with or next following the date we receive at our home office in writing:

  due proof of the Annuitant’s or an Owner’s (or Joint Owner’s) death;
  an election for either a single sum payment or an Annuity Payment Option (currently only Fixed Annuities are available in these circumstances); and
  any form required by state insurance laws.

If a single sum payment is requested, we will make payment in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is requested, the Beneficiary must make an election during the 90-day period commencing with the date we receive written notice and as otherwise required by law. If no election has been made by the end of such 90-day period commencing with the date we receive written notice or as otherwise required by law the Death Benefit will be paid in a single sum payment.

Generation-Skipping Transfers

We may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section
2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, the payment will be reduced by any tax National Life is required to pay by Section 2603 of the Code.

A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Owner.

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Ownership Provisions

Unless otherwise provided, the Owner has all rights under the Contract. If the purchaser names someone other than himself or herself as owner, the purchaser will have no rights under the contract. If Joint Owners are named, each
Joint Owner possesses an undivided interest in the Contract. The death of any Joint Owner triggers the provisions of the Contract relating to the death of the Owner. Unless otherwise provided, when Joint Owners are named, the exercise of any ownership right in the Contract (including the right to surrender the Contract or make a Withdrawal, to change the Owner, the Annuitant, a Contingent Annuitant, the Beneficiary, the Annuity Payment Option or the
Maturity Date) requires a written indication of an intent to exercise that right, signed by all Joint Owners.

Prior to the Annuitization Date, the Owner may name a new Owner. Such change may be subject to state and federal gift taxes, and may also result in current federal income taxation (see “Federal Income Tax Considerations,”
below). Any change of Owner will automatically revoke any prior Owner designation. Any request for change of
Owner must be (1) made by proper written application, (2) received and recorded by National Life at its Home
Office, and (3) may include a signature guarantee as specified in the “Surrender and Withdrawal” provision below.
The change is effective on the date the written request is signed. A new choice of Owner will not apply to any payment made or action we take prior to the time it was received and recorded.

The Owner may request a change in the Annuitant or contingent Annuitant before the Annuitization Date. Such a request must be made in writing on a form acceptable to us and must be signed by the Owner and the person to be named as Annuitant or contingent Annuitant. Any such change is subject to underwriting and approval by us.

CHARGES AND DEDUCTIONS

All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to CDSCs, the Annual Contract Fee and Premium Tax deductions and the charge for the Enhanced Death
Benefit Rider, if applicable. The Fixed Account and the Guaranteed Accounts are not subject to the Mortality and
Expense Risk Charge and the Administration Charge.

We deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. More particularly, the administrative services include:

  processing applications for and issuing the Contracts;
  processing purchases and redemptions of Fund shares as required (including automatic withdrawal services);
  maintaining records;
  administering annuity payouts;
  furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
  reconciling and depositing cash receipts;
  providing Contract confirmations;
  providing toll-free inquiry services; and
  furnishing telephone transaction privileges.

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The risks we assume include:

  the risk that the actual life-span of persons receiving annuity payments under Contract guarantees will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed);
  the risk that Death Benefits, or the Enhanced Death Benefit under the optional Enhanced Death Benefit Rider, will exceed the actual Contract Value;
  the risk that more Owners than expected will qualify for and exercise waivers of the CDSC; and
  the risk that our costs in providing the services will exceed our revenues from the Contract charges (which we cannot change).

The amount of a charge will not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the CDSC collected may not fully cover all of the distribution expenses we incur. We may also realize a profit on one or more of these charges. We may use any profits for any corporate purpose, including sales expenses.

Deductions from the Variable Account

We deduct from the Variable Account an amount, computed daily, which is equal to an annual rate of 1.40% of the daily net asset value. The charge consists of a 0.15% Administration Charge and a 1.25% Mortality and Expense
Risk Charge.

Contingent Deferred Sales Charge

We may pay a commission up to 6.5% (up to 7.0% during certain promotional periods) for the sale of a Contract;
however, we make no deduction for a sales charge from the Premium Payments for these Contracts. However, if a
Withdrawal is made or a Contract is surrendered, we will with certain exceptions, deduct a CDSC.

The CDSC is calculated by multiplying the applicable CDSC percentages noted below by the Net Premium
Payments that are withdrawn or surrendered. For purposes of calculating the CDSC Withdrawals or surrenders are considered to come first from the oldest Net Premium Payment made to the Contract, then the next oldest Net
Premium Payment and so forth, and last from earnings on Net Premium Payments. No CDSC is ever assessed with respect to a Withdrawal or surrender of earnings on Net Premium Payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to Net
Premium Payments within the time periods set forth.

The CDSC applies to Net Premium Payments as follows:

Number of Completed	Contingent Deferred	Number of Completed	Contingent
Years from Date of	Sales Charge	Years from Date of	Deferred
Net Premium Payment	Percentage	Net Premium Payment	Sales Charge
			Percentage

0	7%	4	3%
1	6%	5	2%
2	5%	6	1%
3	4%	7	0%

In any Contract Year after the first Contract Year (except in the states referred to in the last sentence of this paragraph), you may make Withdrawals without a CDSC of an aggregate amount equal to 15% of the Contract
Value as of the most recent Contract Anniversary. This CDSC-free Withdrawal privilege does not apply to full surrenders of the Contract, and if a full surrender is made within one year of exercising a CDSC-free Withdrawal, then the CDSC which would have been assessed at the time of the Withdrawal will be assessed at the time of

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surrender. The CDSC-free feature is also non-cumulative. This means that free amounts not taken during any given
Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC.

In the first Contract Year a CDSC-free Withdrawal is available in an amount not exceeding 1/12th of 15% (10% in
New Jersey and Washington) of each Premium Payment for each completed month since each Premium Payment.
Two ways to access these CSDC-free amounts in the first Contract Year are by setting up a monthly systematic
Withdrawal program for an amount not exceeding the annual CDSC-free Withdrawal amount (see “Available
Automated Fund Management Features-Systematic Withdrawals,” below), or by making a Withdrawal that is part of a series of substantially equal periodic payments over the life of the Owner or the joint lives of the Owner and his or her spouse, to which section 72(t)(2)(A)(iv) of the Code applies. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. You may be subject to a tax penalty if you take Withdrawals prior to age 59½ (see “Federal
Income Tax Considerations,” below). In New Jersey and Washington, the CDSC-free provision will apply to full surrenders and Withdrawals but will be limited to 10% of the Contract Value as of the most recent Contract
Anniversary for both Withdrawals and full surrenders.

In addition, no CDSC will be deducted:

  upon the Annuitization of Contracts,
  upon payment of a death benefit pursuant to the death of the Owner, or from any values which have been held under a Contract for at least 84 months.

No CDSC applies upon the transfer of value among the Subaccounts or between the Fixed Account or a Guaranteed
Account and the Variable Account; however, a Market Value Adjustment may apply to transfers out of a
Guaranteed Account before the termination date of such account.

When a Contract is held by a charitable remainder trust, the amount which may be withdrawn from this Contract without application of a CDSC after the first Contract Year, shall be the larger of (a) or (b), where

(a) is the amount which would otherwise be available for Withdrawal without application of a CDSC; and
where

(b) is the difference between the Contract Value as of the last Contract Anniversary and the Net Premium
Payments made to the Contract, less all Withdrawals and less any outstanding loan and accrued interest, as of the last Contract Anniversary.

We will waive the CDSC if the Owner dies or if the Owner annuitizes. However, if the Owner elects a settlement under Payment Option 1, and subsequently surrenders the Contract prior to seven years after the date of the last
Premium Payment, the surrender will be subject to a CDSC.

We will also waive the CDSC if, following the first Contract Anniversary, you are confined to an eligible nursing home for at least the 90 consecutive days ending on the date of the Withdrawal request. This waiver is not available in the States of New Jersey and New York.

Annual Contract Fee

For Contracts with a Contract Value of less than $50,000 as of any Contract Anniversary prior to the Annuitization
Date, we will assess an Annual Contract Fee of $30. This fee will be assessed annually on each Contract
Anniversary on which the Contract Value is less than $50,000. No Annual Contract Fee will be assessed after the
Annuitization Date. This fee will be taken pro rata from all Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.

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Transfer Charge

Currently, unlimited free transfers are permitted among the Subaccounts and the Guaranteed Accounts, and transfers among the Fixed Account, the Variable Account and the Guaranteed Accounts are permitted free of charge within the limits described above under “Transfers” (however, a market value adjustment will be applied to any transfer out of a Guaranteed Account prior to its termination date. See “The Guaranteed Accounts,” below). We have no present intention to impose a transfer charge in the foreseeable future. However, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of 12 transfers in any Contract Year. We may do this if the expense of administering transfers becomes burdensome. We would not anticipate making a profit on any future transfer charge.

If we impose a transfer charge, we will deduct it from the amount being transferred. All transfers requested on the same Valuation Day are treated as one transfer transaction. Any future transfer charge will not apply to transfers made pursuant to the Dollar Cost Averaging and Fund Rebalancing features, transfers resulting from loans, or if there has been a material change in the investment policy of the Fund from which the transfer is being made. These transfers will not count against the 12 free transfers in any Contract Year.

Premium Taxes

If a governmental entity imposes premium taxes, we make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax, currently ranging up to 3.5% . We will pay premium taxes at the time imposed under applicable law. Where we are required to pay this premium tax, we may deduct an amount equal to premium taxes from the Premium Payment. We currently intend to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, we currently expect to make deductions for premium taxes at the time of Annuitization, death of the Owner, or surrender, although we also reserve the right to make such a deduction at the time we pay premium taxes to the applicable taxing authority.

Charge for Optional Enhanced Death Benefit Rider

Annual charges are made if you elect the optional Enhanced Death Benefit Rider. See “Optional Enhanced Death
Benefit Rider,” below. The annual charge for the Enhanced Death Benefit Rider is 0.20% of Contract Value as of
the date the charge is deducted. The annual charge will be deducted at issue (or at the time of election, if elected after issue), and then on each Contract Anniversary thereafter, up to and including the Contract Anniversary on which you are age 80 on an age on nearest birthday basis. After such Contract Anniversary, we will discontinue the charge. We will make the charge pro rata from the Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.

Other Charges

The Variable Account purchases shares of the Funds at net asset value. The net asset value of those shares reflects management fees and expenses already deducted from the assets of the Funds. Information on the fees and expenses for the Funds is set forth in “Underlying Fund Annual Expenses” above.

More detailed information is contained in the Funds’ prospectuses which accompany this prospectus.

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as our insurance agents. We pay commissions to the broker-dealers for selling the Contracts.
You do not pay directly these commissions. We do. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contracts. (See “Distribution of Contracts” below).

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CONTRACT RIGHTS AND PRIVILEGES

Free Look

You may revoke the Contract at any time between the Date of Issue and the date 10 days after receipt of the
Contract and receive a refund of the Contract Value plus any charges assessed at issue, including the Annual
Contract Fee, charge for the optional Enhanced Death Benefit Rider, and any premium tax, unless otherwise required by state and/or federal law. Some states may require a longer free look period. Where the Contract Value is refunded, you will have borne the investment risk and been entitled to the benefit of the investment performance of the chosen Subaccounts during the time the Contract was in force.

In the case of IRAs and states that require the return of Premium Payments, you may revoke the Contract during the free look period and we will refund Premium Payments.

In order to revoke the Contract, it must be mailed or delivered to our Home Office. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office.

The liability of the Variable Account under this provision is limited to the Contract Value in each Subaccount on the date of revocation. Any additional amounts refunded to you will be paid by us.

Loan Privilege - Tax Sheltered Annuities

Subject to approval in your state, if you own a section 403(b) Tax-Sheltered Annuity Contract, loans will be available on your Contract. Loans will be subject to the terms of the Contract and the Code.

If a loan provision is included in your Tax-Sheltered Annuity Contract, loans will be available anytime prior to the
Annuitization Date. We may limit the number of loans available on a single contract. You will be able to borrow a minimum of $1,500 (we may permit lower amounts). The maximum loan balance which may be outstanding at any time on your Contract is 90% of the sum of Contract Value, outstanding loans and accrued interest on loans minus the CDSC that would apply if you surrendered your Contract (if you have Contract Value allocated to one or more
Guaranteed Accounts, at the time you wish to take a loan, you must first transfer all such Contract Value out of those Guaranteed Accounts - see “The Guaranteed Accounts,” below). In no event may the aggregate amount borrowed from all your Tax-Sheltered Annuities under your 403(b) Plan, including this Contract, exceed the lesser of:

(a)	50% of the combined nonforfeitable account balances of all your Tax-Sheltered Annuities held under your 403(b) Plan (or $10,000 if greater); or

(b)	$50,000.

The $50,000 limit will be reduced by the excess (if any) of the highest loan balances owed during the prior one-year period over the loan balance on the date the loan is made. The highest loan balance owed during the prior one-year period may be more than the amount outstanding at the time of the loan, if an interest payment or principal repayment has been made.

If you take a loan from your Contract, it will not be eligible for the Illuminations program described under “Optional
‘Illuminations’ Investment Advisory Service,” below, while the loan is outstanding. If your Contract is participating in the Illuminations program, then you would first have to terminate the Contract’s participation in Illuminations before being able to take a loan. Loans may also not be taken if you have elected systematic withdrawals.

All loans will be made from the Collateral Fixed Account. When a loan is taken an amount equal to the principal amount of the loan will be transferred to the Collateral Fixed Account. We will transfer to the Collateral Fixed
Account an amount equaling the loan from the Subaccounts of the Variable Account and unloaned portion of the
Fixed Account in the same proportion that such amounts bear to the total Contract Value. No CDSC is deducted at the time of the loan or on any transfers to the Collateral Fixed Account.

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Until the loan is repaid in full, that portion of the Collateral Fixed Account equal to the outstanding loan balance shall be credited with interest at an annual rate we declare from time to time, but will never be less than the minimum annual rate guaranteed for your Contract’s Fixed Account. On each Contract Anniversary and on each date that a loan repayment is received, any amount of interest credited on the Collateral Fixed Account will be allocated among the Fixed Account and the Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase your principal residence must be repaid within 20 years. During the loan term, the outstanding balance of the loan will continue to accrue interest at annual rates specified in the loan agreement or an amendment to the loan agreement. The maximum interest rate will be the greater of:

· the Moody’s Corporate Bond Yield Average – Monthly Average Corporates, as published by Moody’s
Investors Service, Inc., or its successor, (or if that average is no longer published, a substantially similar average), for the calendar month ending two months before the date the rate is determined; or

· 4%.

The loan interest rate is subject to change on each Contract Anniversary. If the loan interest rate changes, we will send you a notice of the new loan interest rate and new level payment amount. We must reduce the loan interest if on a Contract Anniversary the maximum loan interest rate is lower than the interest rate for the previous Contract
Year by 0.50% or more. We may increase the loan interest rate if the maximum loan interest rate is at least 0.50%
higher than the loan interest rate for the previous Contract Year. The loan interest rate we charge will be equal to or less than the maximum loan interest rate at the time it is determined, and will never be higher than 15%.

Twenty days prior to the due date of each loan repayment, as set forth in the loan agreement or an amendment to the loan agreement, we will send you a notice of the amount due. Corresponding to the due date of each loan repayment, we will establish a “billing window” defined as the period beginning on the date that we mail the repayment notice (20 days prior to the payment due date) and extending 31 days after the due date.

Loan repayments received within the billing window that are sufficient to satisfy the amount due will be applied to the Contract as interest and repayment of principal. The amounts of principal and interest set forth in the loan agreement or an amendment to the loan agreement are the amounts if all loan repayments are made exactly on the due date. The actual amount of a repayment allocated to interest will be determined based on the actual date the repayment is received, the amount of the outstanding loan, and the number of days since the last repayment date.
The amount of principal will be the repayment amount minus the interest. The loan principal repayment will, on the date it is received, be allocated among the Fixed Account and Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

Loan repayments received outside of the billing window will be processed as a repayment of principal only. Only repayments received within the billing window may satisfy the amount due. If a payment received within the billing window is less than the amount due, it will be returned to you.

If a loan repayment that is sufficient to satisfy the amount due is not made within the billing window, then the entire balance of the loan will be considered in default. This amount may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. If you are not eligible to take a distribution pursuant to the Contract or plan provisions, the deemed distribution will be reportable for tax purposes, but will not be offset against the Contract
Value until such time as a distribution may be made. On each Contract Anniversary, while a loan is in default, interest accrued on loans will be added to the outstanding loans.

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If you surrender your Contract while a loan is outstanding, you will receive the Cash Surrender Value, which is reduced to reflect the loan outstanding plus accrued interest. If the Owner/Annuitant dies while the loan is outstanding, the Death Benefit will also be reduced to reflect the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, we may restrict any transfer of the Contract that would otherwise qualify as a transfer as permitted in the Code.

Loans may also be subject to additional limitations or restrictions under the terms of the employer’s plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. We will calculate the maximum nontaxable loan based on the information provided by the participant or the employer. In addition, if the section 403(b) Tax-Sheltered Annuity Contract is subject to the
Employee Retirement Income Security Act of 1974 (“ERISA”), a loan will be treated as a “prohibited transaction”
subject to certain penalties unless additional ERISA requirements are satisfied. You should seek competent legal advice before requesting a loan. We are not responsible for determining whether a loan meets the requirements of
ERISA, including the requirement that a loan bear a reasonable rate of interest.

If a loan is outstanding, all payments received from you will be considered loan repayments. Any payments received from your employer will be considered premium payments. We reserve the right to modify the terms or procedures associated with the loan privilege in the event of a change in the laws or regulations relating to the treatment of loans. We also reserve the right to assess a loan processing fee. IRAs, Non-Qualified Contracts and
Qualified Contracts other than section 403(b) Tax-Sheltered Annuity Contracts are not eligible for loans.

Surrender and Withdrawal

At any time prior to the Annuitization Date (or thereafter if Payment Option 1 has been elected) you may, upon proper written application deemed by us to be in good order, surrender the Contract. “Proper written application”
means that you must request the surrender in writing. We may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

We will, upon receipt of any such written request, pay to you the Cash Surrender Value. The Cash Surrender Value
will reflect any applicable CDSC (see “Contingent Deferred Sales Charge,” above), any outstanding loan and accrued interest, and, in certain states, a premium tax charge (see “Premium Taxes”, above). The Cash Surrender
Value may be more or less than the total of Premium Payments you made, depending on the market value of the underlying Fund shares, the amount of any applicable CDSC, and other factors.

We will normally not permit Withdrawal or Surrender of Premium Payments made by check within the 15 calendar days prior to the date the request for Withdrawal or Surrender is received.

At any time before the death of the Owner and before the Contract is annuitized, the Owner may make a Withdrawal of a portion of the Contract Value. The minimum Withdrawal is $500, except where the Withdrawal is a minimum distribution as required by certain Qualified Contract rules or where the Withdrawal is part of an automated process of paying investment advisory fees to the Owner’s investment advisor. At least $3,500 in Cash Surrender Value must remain after any Withdrawal. However, for Contracts issued prior to November 1, 2003 only (or a later date if your state approved this change after November 1, 2003), at least $3,500 in Contract Value must remain after any
Withdrawal. Withdrawals made for the purpose of taking a required minimum distribution in a retirement account are not subject to the $3,500 restriction.

Generally, Withdrawals in the first Contract Year and Withdrawals in excess of 15% (10% in New Jersey and
Washington) of Contract Value as of the most recent Contract Anniversary in any Contract Year are subject to the
CDSC. See “Contingent Deferred Sales Charge”, above. However, in the first Contract Year, a CDSC-free
Withdrawal is currently available in an amount not exceeding 1/12th of 15% (10% in New Jersey and Washington)
of each premium payment for each completed month since each Premium Payment. For purposes of determining
CDSC-free amounts in the first Contract Year only, all Premium Payments received prior to the first Monthly
Contract Date will be considered to have been paid at the Date of Issue. One way to access these CDSC-free amounts in the first Contract Year is by setting up a monthly systematic Withdrawal program (see “Available
Automated Fund Management Features-Systematic Withdrawals” below). Another limited way to make a

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Withdrawal in the first year without paying a CDSC is to make a Withdrawal which is part of a series of substantially equal periodic payments made for the life of the Owner or the joint lives of the Owner and his or her spouse, under section 72(t)(2)(a)(iv) of the Code. In addition, any amount withdrawn in order to meet minimum distribution requirements under the Code shall be free of CDSC. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. Withdrawals will be deemed to be taken from Net Premium Payments in chronological order, with the oldest Net Premium Payment being withdrawn first. This method will tend to minimize the amount of the
CDSC.

Withdrawals will be taken based on your instructions at the time of the Withdrawal. If you do not provide specific allocation instructions, or to the extent that Contract Value in the sources you specify are insufficient, the
Withdrawal will be deducted pro rata from the Subaccounts and from the unloaned portion of the Fixed Account.
The Withdrawal will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the
Subaccounts of the Variable Account and the unloaned portion of the Fixed Account. If it is necessary to take the
Withdrawal from the Guaranteed Accounts, it will be taken pro rata from all Guaranteed Accounts in which there is
Contract Value, and within each Guaranteed Account duration, on a first-in-first-out basis. To the extent a
Withdrawal is taken from a Guaranteed Account, a market value adjustment will be applied (see “The Guaranteed
Accounts - Market Value Adjustment”, below).

Any CDSC associated with a Withdrawal will be deducted from the Subaccounts, the Fixed Account and/or the
Guaranteed Accounts based on the allocation percentages of the Withdrawal. Any amount of CDSC that we deduct from a Subaccount that is in excess of the available value in that Subaccount will be deducted pro rata among the remaining Subaccounts and the unloaned portion of the Fixed Account (as above, it will not be taken from the
Guaranteed Accounts unless there is not sufficient Contract Value in such remaining Subaccounts and the unloaned portion of the Fixed Account). We will process Withdrawals on the Valuation Day we receive your request in good order. If the Withdrawal cannot be processed in accordance with your instructions, then we will notify you through your agent, by telephone or by mail that we cannot process the Withdrawal, and we will not process it until we receive further instructions.

If your Contract is participating in the Illuminations program described under “Optional ‘Illuminations’ Investment
Advisory Service,” below, and you allocate the Withdrawal pro rata among the Subaccounts in the Policy, the proportionate allocations recommended by FundQuest for your Contract will not be disturbed. If, on the other hand, you allocate the Withdrawal to specific funds, the Contract will depart from the recommended allocations.
However, if the Contract remains in the Illuminations program, at the next semi-annual rebalancing date the remaining Contract Value will be rebalanced back to the recommended model.

A Surrender or a Withdrawal may have tax consequences. See “Federal Income Tax Considerations,” below.

Payments

We will pay any funds surrendered or withdrawn from the Variable Account within seven days of receipt of such request in good order at our Home Office. However, we reserve the right to suspend or postpone the date of any payment or transfer of any benefit or values for any Valuation Period:

· when the New York Stock Exchange (“Exchange”) is closed;
· when trading on the Exchange is restricted;
· when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets; or
· during any other period when the SEC, by order, so permits for the protection of security holders.

The rules and regulations of the SEC shall govern as to whether certain of the conditions prescribed above exist.

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In cases where you surrender your Contract within 15 days of making a premium payment by check, and we are unable to confirm that such payment has cleared, we may withhold an amount equal to such payment from your surrender proceeds until we are able to confirm that the payment item has cleared, but for no more than 15 days from our receipt of the payment item. You may avoid the possibility of this holdback by making premium payments by unconditional means, such as by certified check or wire transfer of immediately available funds.

We reserve the right to delay payment of any amounts allocated to the Fixed Account or to a Guaranteed Account payable as a result of a surrender, Withdrawal or loan for up to six months after we receive a written request in a form satisfactory to us.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about your account to government regulators. In addition, we may be required to block an Owner’s account and thereby refuse to honor any request for transfers, Withdrawals, surrenders, loans or
Death Benefits, until instructions are received from the appropriate regulator.

Surrenders and Withdrawals Under a Tax-Sheltered Annuity Contract

Where the Contract has been issued as a Tax-Sheltered Annuity, the Owner may surrender or make a Withdrawal of part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant except as provided below:

(a) The surrender or Withdrawal of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:

1. when the Owner attains age 59 1/2, severs employment, dies, or becomes disabled (within the meaning of Code Section 72(m) (7)); or

2. in the case of hardship (as defined for purposes of Code Section 401-(k)), provided that any surrender of
Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

(b)	The surrender and Withdrawal limitations described in (a) above for Tax-Sheltered Annuities apply to:

1. salary reduction contributions to Tax-Sheltered Annuities made for plan years beginning after December

31, 1988;

2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3. all amounts transferred from 403(b)(7) Custodial Accounts (except that amounts held as of the close of the last plan year beginning before January 1, 1989 and salary reduction contributions (but not earnings)
after such date may be withdrawn in the case of hardship).

(c) We do not allow a Distribution other than as described above, except in the exercise of a contractual ten-day free look provision (when available). Any Distribution taken by the Owner other than as described above, including a
Distribution as a result of the ten-day free look provision, may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax-Sheltered Annuity. National Life is not
responsible for any taxes, penalties or other adverse consequences resulting from an Owner taking a Distribution.

A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, National Life will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Owner. The foregoing is National Life's understanding of the withdrawal restrictions which are currently applicable under Section 403(b)-(11). Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to
Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this

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provision.

The Contract surrender and Withdrawal provisions may also be modified pursuant to the plan terms and Code tax provisions for Qualified Contracts.

Telephone Transaction Privilege

If you elect the telephone transaction privilege, you may make changes in Net Premium Payment allocations, transfers, or initiate or make changes in dollar cost averaging or Fund rebalancing, terminate or make changes in your Illuminations investment advisory program, if your Contract is participating, in the case of section 403(b) Tax
Sheltered Annuities, take loans up to $10,000, and modify systematic withdrawals by providing instructions to us at our Home Office over the telephone. You can make the election either on the application for the Contract or by providing a proper written authorization to us. We reserve the right to suspend telephone transaction privileges at any time and for any reason. You may, on the application or by a written authorization, authorize your National Life agent to provide telephone instructions on your behalf.

We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for any such losses if those reasonable procedures are not followed. The procedures followed for telephone transfers will include one or more of the following:

  requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and
  making a tape recording of the instructions given by telephone.

Telephone transfers may not always be available. Telephone systems, whether yours, ours, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing.

If, on a Contract that is participating in the Illuminations program, you effect a change in premium allocation, initiate Dollar Cost Averaging or change Fund Rebalancing from the Fund Rebalancing program included within
Illuminations, your Contract’s participation in the Illuminations program will terminate.

Facsimile Transaction Privilege

You may provide instructions by facsimile for all transactions, except for a full surrender, full transfer, incoming transfer or death claim, by providing instructions to us at a designated fax number. Contact your agent for more information. We may suspend facsimile transaction privileges at any time, for any reason, if we deem such suspension to be in the best interests of the Owners.

Facsimile transactions may not always be available. Communication systems, whether yours, ours or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your request by mail.

If you effect a change in premium allocation, initiate Dollar Cost Averaging or change Fund Rebalancing on a
Policy that is participating in the Illuminations program, your Policy’s participation in the Illuminations program will terminate.

Electronic Mail Transaction Privilege

A National Life agent may provide transfer instructions by e-mail on your behalf, if you have provided the agent the appropriate authority. Contact your agent for more information. We may suspend e-mail transaction privileges at any time, for any reason, if we deem such suspension to be in the best interests of the Owners.

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E-mail transactions may not always be available. Electronic systems, whether yours, ours or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of the request. If your agent experiences problems, you should make your request by mail.

If you effect a change in premium allocation, initiate Dollar Cost Averaging or change Fund Rebalancing on a
Policy that is participating in the Illuminations program, your Policy’s participation in the Illuminations program will terminate.

Optional “Illuminations” Investment Advisory Service

National Life makes available to all Owners, subject to the minimums and the exception for ERISA contracts described below, at no cost to the Owner, an optional investment advisory service which National Life calls
“Illuminations”. Illuminations is not available on Contracts purchased under 403(b) plans subject to ERISA or any employer-sponsored ERISA qualified plan under Code Section 401(a), except for single life 401(k) plans covering only Highly Compensated Employees and employer-sponsored plans where the Contract is used as a “trust owned annuity” issued on a single life but for the benefit of all plan participants. Illuminations is available on non-ERISA
Qualified Contracts, including IRAs and non-ERISA 403(b) plans, subject to the minimums described below.
Under this program, National Life has arranged for FundQuest, Inc., a registered investment adviser firm which is independent of National Life, to provide an investment advisory service under which it determines and maintains an allocation of the Contract Value of your Contract among the available options which is suited to your investment objective, financial situation and risk tolerance. Illuminations is available at the issue of a new Contract if the initial
Premium Payment is at least $50,000, or it is expected that at least $50,000 will be paid from all sources, including the initial Premium Payment and funds deposited from the section 1035 exchange of another contract. After issue of a Contract, Illuminations is available if the total Premium Payments under the Contract have been at least $50,000 or if the current Contract Value is at least $50,000. Section 403(b) Tax-Sheltered Annuity Contracts will not be eligible to add Illuminations to the Contract if a loan is outstanding on the Contract, and once in the Illuminations program, will not be able to take a loan on the Contract unless they first terminate participation in Illuminations.

If you elect to participate in Illuminations, you will be asked to fill out a detailed questionnaire, which addresses your investment objective, financial situation and risk tolerance. FundQuest will then evaluate the completed questionnaire to determine the allocation best suited to you. FundQuest will maintain a number of different allocation models for clients with different investment objectives, financial situations and risk tolerances, and you will be assigned to one of these models. However, you will have the ability to impose reasonable restrictions on the management of your Contract, including the ability to designate particular funds or types of funds that should not receive allocations of Contract Value from your Contract. Please contact National Life’s Home Office at (800) 732-
8939 if you wish to impose restrictions on the management of your Contract which contains the Illuminations management feature. If you place restrictions on a particular fund or type of fund, you must either suggest an alternative fund or fund type or specify that the assets that would have been allocated to the restricted fund or fund type be allocated pro rata among the other funds in your model. At the implementation of your Illuminations program, you will receive a Strategy Report prepared by FundQuest which discusses the strategy to be followed in allocating your Contract Value among the Funds.

FundQuest will make changes to its fund allocation models from time to time as it deems appropriate based on changes in the financial markets, fund performance, and other factors. FundQuest will communicate these changes to National Life, which will then automatically implement the changes in each affected Contract, pursuant to a
Limited Power of Attorney executed by Illuminations participants. This Limited Power of Attorney will authorize
FundQuest to direct National Life to implement changes to your model determined by FundQuest, without obtaining your specific prior approval of the changes. In addition, FundQuest also currently intends to rebalance each
Illuminations account back to its then-current model allocation semi-annually. This semi-annual rebalancing will also be implemented pursuant to the Limited Power of Attorney, and will be done automatically without your specific prior approval.

Further information regarding FundQuest is included in Part II of FundQuest’s Form ADV, which will be provided to Owners when they elect to participate in Illuminations.

Once in the Illuminations program, you will receive a quarterly report prepared by FundQuest discussing the

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performance of your Contract’s Subaccount allocation, all the transactions made within your Contract, and its value at the beginning and end of the period. In this report, you will be reminded that you should contact National Life if there have been changes in your financial situation or investment objectives, and that you may impose reasonable restrictions on the funds in which your account may invest or modify existing restrictions.

In addition, at least annually you will be contacted by your National Life agent to determine whether there have been any changes in your financial situation or investment objectives, and whether you wish to impose reasonable restrictions on the funds in which your account may invest or modify existing restrictions.

Once you have elected to participate in the Illuminations program, you may terminate your participation in the program at any time, by providing written or telephone instructions to National Life. If you terminate the
Illuminations program, we will no longer automatically apply any Fund rebalancing to your Contract, unless you specifically elect to begin a Fund Rebalancing feature described under section below entitled “Available Automated
Fund Management Features”.

If, while your Contract is participating in the Illuminations program, you should need or want to make a Withdrawal from your Contract, and you allocate the Withdrawal pro rata among the Subaccounts in the Contract, the proportionate allocations recommended by FundQuest for your Contract will not be disturbed. If, on the other hand, you allocate the Withdrawal to specific funds, the Contract will depart from the recommended allocations.
However, if the Contract remains in the Illuminations program, at the next semi-annual rebalancing date the remaining Accumulated Value will be rebalanced back to the recommended model.

While your Contract is in the Illuminations program, you will be allowed to implement fund transfers, but if you do so, your allocations will depart from the FundQuest recommendations, and, if you keep the Contract in the
Illuminations program, your transfers may end up being reversed by the next semi-annual rebalancing within the program.

While your Contract is in the Illuminations program, the Dollar Cost Averaging feature described in the next section below will not be available, and Fund Rebalancing will only be available as part of the Illuminations program. If you do elect to begin Dollar Cost Averaging, or change your Fund Rebalancing from the Illuminations program, such election will automatically terminate your Contract’s participation in the Illuminations program. Similarly, if you instruct National Life to make a change in the allocation of new Premiums on your Policy, this will be treated as a termination of your Contract’s participation in the Illuminations program.

Available Automated Fund Management Features

We currently offer the following free automated fund management features. However, we are not legally obligated to continue to offer these features and we may cease offering one or more of such features at any time, after providing 60 days prior written notice to all Owners who are currently utilizing the features being discontinued.
Only one of Dollar Cost Averaging and Fund Rebalancing is available under any single Contract at one time, but either may be used with Systematic Withdrawals.

Dollar Cost Averaging. This feature permits you to automatically transfer funds from the Money Market
Subaccount to any other Subaccounts on a monthly basis. You may elect it at issue by marking the appropriate box on the initial application and completing the appropriate instruction or after issue by filling out similar information on a change request form and sending it to us.

If you elect this feature, each month on the Monthly Contract Date we will take the amount to be transferred from the Money Market Subaccount and transfer it to the Subaccount or Subaccounts designated to receive the funds.
This procedure starts with the Monthly Contract Date next succeeding the Date of Issue or next succeeding the date of an election subsequent to purchase and stops when the amount in the Money Market Subaccount is depleted. The minimum monthly transfer by Dollar Cost Averaging is $100, except for the transfer which reduces the amount in the Money Market Subaccount to zero. You may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to us.

This feature allows you to move funds into the various investment classes on a more gradual and systematic basis

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than the frequency on which Premium Payments ordinarily are made. The dollar cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high. The periodic investment of the same amount will result in higher numbers of units being purchased when unit prices are lower and lower numbers of units being purchased when unit prices are higher. This technique will not assure a profit or protect against a loss in declining markets. For the dollar cost averaging technique to be effective, amounts should be available for allocation from the Money Market Subaccount through periods of low price levels as well as higher price levels.

While your Contract is in the Illuminations program described in the section immediately above, Dollar Cost
Averaging will not be available. If you do elect to begin Dollar Cost Averaging, such election will automatically terminate your Contract’s participation in the Illuminations program.

Fund Rebalancing. This feature permits you to automatically rebalance the value in the Subaccounts on a quarterly, semi-annual or annual basis, based on the premium allocation percentages in effect at the time of the rebalancing.
You may elect it at issue by marking the appropriate box on the initial application or after issue by completing a change request form and sending it to us.

In Contracts utilizing Fund Rebalancing from the Date of Issue, an automatic transfer takes place that causes the percentages of the current values in each Subaccount to match the current premium allocation percentages. This procedure starts with the Monthly Contract Date three, six or 12 months after the Date of Issue and continues on each Monthly Contract Date three, six or 12 months thereafter. Contracts electing Fund Rebalancing after issue will have the first automated transfer occur as of the Monthly Contract Date on or next following the date that the election is received. Subsequent rebalancing transfers occur every three, six or 12 months thereafter. You may discontinue Fund Rebalancing at any time by submitting an appropriate change request form.

If you change the Contract’s premium allocation percentages, Fund Rebalancing will automatically be discontinued
unless you specifically direct otherwise.

Fund Rebalancing results in periodic transfers out of Subaccounts that have had relatively favorable investment performance and into Subaccounts that have had relatively unfavorable investment performance. Fund Rebalancing does not guarantee a profit or protect against a loss.

While your Contract is in the Illuminations program described in the section immediately above, Fund Rebalancing will be available only as part of the program, which will rebalance semi-annually back to your allocations as determined by FundQuest. If you do elect to change Fund Rebalancing from this Illuminations program, such election will automatically terminate your Contract’s participation in the Illuminations program.

Systematic Withdrawals. At any time after one year from the Date of Issue, if the Contract Value at the time of initiation of the program is at least $15,000, you may elect in writing to take systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual or annual basis. You may provide specific instructions as to how the systematic Withdrawals are to be taken, but the Withdrawals must be taken first from the
Subaccounts and may only be taken from the unloaned portion of the Fixed Account to the extent that the Contract
Value in the Variable Account is insufficient to accomplish the Withdrawal. Moreover, Withdrawals may only be taken from the Guaranteed Accounts to the extent that the Contract Value in the Variable Account and the Fixed
Account is insufficient to accomplish the Withdrawal. If you have not provided specific instructions or if specific instructions cannot be carried out, we process the Withdrawals by taking Accumulation Units from all of the
Subaccounts in which you have an interest and the unloaned portion of the Fixed Account on a pro rata basis;
Contract Value will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the
Variable Account and the Fixed Account to accomplish the Withdrawal. Each systematic Withdrawal is subject to federal income taxes. In addition, a 10% federal penalty tax may be assessed on systematic Withdrawals if you are under age 59½. If you direct, we will withhold federal income taxes from each systematic Withdrawal. You may elect to have your systematic withdrawal payment electronically transferred to your checking or savings account by submitting the appropriate paperwork deemed by us to be in good order. A systematic Withdrawal program terminates automatically when a systematic Withdrawal would cause the remaining Cash Surrender Value to be
$3,500 or less (or, in the case of Contracts issued prior to November 1, 2003, if a systematic Withdrawal would cause the Contract Value to be $3,500 or less). If this happens, then the systematic Withdrawal transaction causing

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the Cash Surrender Value to fall below $3,500 will not be processed. You may discontinue systematic Withdrawals at any time by notifying us in writing.

A CDSC may apply to systematic Withdrawals in accordance with the considerations set forth in “Contingent
Deferred Sales Charge”, above. If you withdraw amounts pursuant to a systematic Withdrawal program, then, in most states, you may withdraw in each Contract Year after the first Contract Year without a CDSC an amount up to
15% of the Contract Value as of the most recent Contract Anniversary (a 10% CDSC-free Withdrawal provision applies in New Jersey and Washington - see “Contingent Deferred Sales Charge,” above). Both Withdrawals you request and Withdrawals pursuant to a systematic Withdrawal program will count toward the limit of the amount that may be withdrawn in any Contract Year free of the CDSC. In addition, any amount withdrawn in order to meet minimum distribution requirements under the Code shall be free of CDSC.

Limited systematic Withdrawals are also available in the first Contract Year (but after 30 days from issue). These systematic Withdrawals are limited to monthly systematic Withdrawal programs only. The maximum aggregate amount for the remaining months of the first Contract Year is the annual amount that may be withdrawn in Contract
Years after the first Contract Year free of a CDSC (i.e., either 15% or 10% of the Contract Value, depending on the state). These systematic Withdrawals will not be subject to a CDSC. The other rules for systematic Withdrawals made after the first Contract Year, including the $15,000 minimum Contract Value, minimum $100 payment, and allocation rules, will apply to these systematic Withdrawals. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. Systematic withdrawals may not be elected if there is a policy loan.

Contract Rights Under Certain Plans

Contracts may be purchased in connection with a plan sponsored by an employer. In such cases, all rights under the
Contract rest with the Owner, which may be the employer or other obligor under the plan and benefits available to participants under the plan, are governed solely by the provisions of the plan. Accordingly, some of the options and elections under the Contract may not be available to participants under the provisions of the plan. In such cases, participants should contact their employers for information regarding the specifics of the plan.

THE FIXED ACCOUNT

Net Premium Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion are part of our general account, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account, including the Guaranteed Accounts discussed below, are not registered under the Securities Act of 1933 (“Securities Act”), nor is the general account registered as an investment company under the Investment Company Act. Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the Securities Act or Investment Company Act, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the guaranteed interest portion. Disclosures regarding the Fixed Account, the Guaranteed Accounts, and the general account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Our general account is made up of all our general assets, other than those in the Variable Account and any other segregated asset account. Fixed Account Net Premium Payments will be allocated to the Fixed Account by election of the Owner at the time of purchase or by a later change in allocation of Net Premium Payments. We will invest the assets of the Fixed Account and the Guaranteed Accounts in those assets we choose and allowed by applicable law.

Minimum Guaranteed and Current Interest Rates

The Contract Value held in the Fixed Account that is not held in a Collateral Fixed Account is guaranteed to accumulate at a minimum effective annual interest rate which may vary from time to time, but which will be fixed at the issue of a Contract and will not vary over the life of the Contract, and will be at least the minimum effective interest rate required by your state’s law. For Contracts issued before November 1, 2003, the minimum guaranteed

48

effective annual interest rate is 3.0% . We may credit the Contract Value in the unloaned portion of the Fixed
Account with current rates in excess of the minimum guarantee but we are not obligated to do so. We have no specific formula for determining current interest rates. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, allocations to the Fixed Account made at different times are likely to be credited with different current interest rates. We declare an interest rate each month to apply to amounts allocated or transferred to the Fixed Account in that month. The rate declared on such amounts remains in effect for 12 months.
In general, National Life expects to set the interest rates applicable to Contract Value held in the Fixed Account at rates which permit National Life to earn a profit on the investment of the funds. At the end of the 12-month period, we reserve the right to declare a new current interest rate on such amounts and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account on that date).
We determine any interest credited on the amounts in the Fixed Account in excess of the minimum guaranteed rate in our discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate. Amounts allocated to the Fixed Account do not share in the investment performance of our general account or any portion thereof.

Amounts deducted from the unloaned portion of the Fixed Account for the charge for the optional Enhanced Death
Benefit Rider, the Annual Contract Fee or transfers to the Variable Account are, for the purpose of crediting interest, accounted for on a last in, first out basis. Amounts deducted from the unloaned portion of the Fixed Account for
Withdrawals are accounted for on a first in, first out basis for such purpose.

National Life reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below the applicable minimum rate or shorten the period for which the interest rate applies to less than 12 months.

For Contracts purchased in the State of Washington, no Premium Payments or Contract Value may be allocated to the Fixed Account.

Enhanced Fixed Account

We may make available to the Contracts a special Fixed Account Option, called the “Enhanced Fixed Account.”
The Enhanced Fixed Account allows you to move value into the Variable Account on a gradual and systematic basis, while earning interest at a higher fixed rate that that otherwise offered on the Fixed Account on your value while it awaits transfer into the Variable Account. You should keep in mind that the interest rate applicable to the
Enhanced Fixed Account applies only for a specified period of time and to a principal balance in the Enhanced
Fixed Account that declines over time as funds are moved into the Variable Account.

The Enhanced Fixed Account will be available to new and existing Owners who make a one-time new Premium
Payment of at least a minimum dollar amount we specify at the time. Contract Value in the Enhanced Fixed
Account will accumulate at an effective annual interest rate in excess of the current rates then being credited to
Contract Value in the Fixed Account. We will declare the interest rate for the Enhanced Fixed Account at the time of the offer in our discretion, and this interest rate will apply for the entire offer period. When we set an offer period, we will announce all the terms of the Enhanced Fixed Account, and post this information on our web site at
www.nationallife.com.

If more than one Enhanced Fixed Account is offered, we will reserve the right to allow you to participate in only one such offer at a time. In that case, once you have transferred all Contract Value out of the Enhanced Fixed Account
under the terms of a given offer, you may participate in subsequent offers subject to the preceding condition and subject to any qualifying rules of any subsequent offers. Any Contract Value in the Enhanced Fixed Account accepted under one offer may not be transferred to any subsequent or concurrent offer. Offer availability and interest rates are determined solely by the date of receipt of the eligible new Premium Payment in our Home Office.

We will require that the Contract Value in the Enhanced Fixed Account be systematically transferred on a monthly basis from the Enhanced Fixed Account to the Subaccounts. The required monthly transfer amount will be a percentage of the Premium Payment allocated to the Enhanced Fixed Account. We will declare this percentage at the time of the offer, in our discretion. Each month on the Monthly Contract Date, the monthly transfer amount will be transferred from the Enhanced Fixed Account to the Subaccounts and in the percentage amounts selected by the

49

Owner (other than the Money Market Subaccount), until the Contract Value in the Enhanced Fixed Account is exhausted.

The Enhanced Fixed Account will be part of the Fixed Account described above.

Transfers into the Enhanced Fixed Account will not be allowed. The Owner may transfer Contract Value out of the
Enhanced Fixed Account at any time, by making a transfer request. If the entire Contract Value in the Enhanced
Fixed Account is transferred out, the program ends. If less than the entire Contract Value in the Enhanced Fixed
Account is transferred out, the scheduled monthly transfers will continue until the Enhanced Fixed Account is exhausted.

The Owner may terminate participation in the Enhanced Fixed Account at any time by notifying National Life at its
Home Office. This will result in all value in the Enhanced Fixed Account being transferred in accordance with the
Owner’s then-current premium allocation.

Withdrawals from the Enhanced Fixed Account will be allowed, in the same manner as for other Withdrawals, but will be subject to any applicable CDSC.

Guaranteed Accounts, as described below, are not available for the systematic transfers out of the Enhanced Fixed
Account.

This program is not available simultaneously with Dollar Cost Averaging or Fund Rebalancing, but is available with
Systematic Withdrawals. Also, if you elect to receive benefits under an Accelerated Benefits Rider while you have
Contract Value in the Enhanced Fixed Account, your Contract Value in the Enhanced Fixed Account will immediately be transferred to the Money Market Subaccount.

We may permit, in our discretion, additional Premium Payments on the same Contract to be allocated to the
Enhanced Fixed Account. If we do so, we will add a declared percentage of the new Premium Payment to the original monthly transfer amount, the same instructions for allocating to the Subaccounts will apply, and the program will continue to operate until the Contract Value in the Enhanced Fixed Account is exhausted.

We may need to refund Premium Payments intended for the Enhanced Fixed Account if they are less than the minimum required or if, for any other reason, the written instructions of the Owner cannot be carried out. We may hold these Premium Payments for up to 20 days before refunding them. Any amounts refunded will be credited with interest at 5%. The Enhanced Fixed Account will not be available in the State of Washington.

THE GUARANTEED ACCOUNTS

Contract Owners may also allocate Net Premium Payments and/or Contract Value to one or more Guaranteed
Accounts. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment, if the Contract Value remains in the Guaranteed Account for the specified period of time. Guaranteed Accounts are currently available for three-, five-, seven- and ten-year periods.

Like the Fixed Account described above, Net Premium Payments under any Guaranteed Account and transfers to any Guaranteed Account are part of National Life’s general account, which supports its insurance and annuity obligations.

Investments in the Guaranteed Accounts

You may invest in a Guaranteed Account by allocating Net Premium Payments to the Guaranteed Account of the
desired three-, five-, seven- and ten-year period, either on the application or by a later change in Net Premium
Payment allocation. You may also transfer Contract Value from the Variable Account to a Guaranteed Account with the desired three-, five-, seven- and ten-year period by making a written transfer request, or by telephone if the telephone transaction privilege applies. Transfers from the Fixed Account to a Guaranteed Account are permitted only to the same extent described under “Transfers” above for transfers from the Fixed Account to the Variable
Account.

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All deposits into a Guaranteed Account are subject to a $500 minimum. If such an allocation would result in a deposit to a Guaranteed Account of less than $500, such Net Premium Payments will be allocated instead to the
Money Market Subaccount.

You may not invest in a Guaranteed Account where the end of the guarantee period for such Guaranteed Account is later than your Contract’s Maturity Date.

Interest at a specified rate will be guaranteed to be credited to all Contract Value in a particular Guaranteed Account for the entire specified period, if the Contract Value remains in that Guaranteed Account for the entire specified period. We expect to change the specified rates for new investments in Guaranteed Accounts from time to time based on returns then available to us for the specified periods, but such changes will not affect the rates guaranteed on previously invested Contract Value. We expect to set the rates for the Guaranteed Accounts such that we will earn a profit on the investment of the funds. If you surrender your Contract or withdraw or transfer Contract Value out of the Guaranteed Account prior to the end of the specified period, a variable adjustment referred to in this prospectus as a “market value adjustment” will be applied to such Contract Value before the surrender, Withdrawal or transfer. This market value adjustment is described in detail below.

Currently there is no charge, apart from any market value adjustment as referred to above, for transfers into or out of a Guaranteed Account. However, although we have no present intention to impose a transfer charge in the foreseeable future, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of
12 transfers in any Contract Year. We may do this if the expense of administering transfers becomes burdensome.
Transfers into and out of a Guaranteed Account, other than at the termination of a Guaranteed Account, would count toward such limits.

We may at any time change the number and/or duration of Guaranteed Accounts we offer. Any such changes will not affect existing allocations to Guaranteed Accounts at the time of the change.

Termination of a Guaranteed Account

The termination date for a particular Guaranteed Account will be the anniversary of the date Contract Value is credited to the Guaranteed Account. For example, if Contract Value is transferred to a 7-year Guaranteed Account on May 2, 2008, the termination date for this Guaranteed Account is May 2, 2015, or the next following Valuation
Day if May 2, 2015 is not a Valuation Day.

We will notify you in writing of the termination of your Guaranteed Account. Such notification will normally be mailed approximately 45 days prior to the termination date for the Guaranteed Account. During the 30-day period prior to the termination date (the “30-day window”), you may provide instructions to reinvest the Contract Value in the Guaranteed Account, either as of the date we receive your instructions, or the termination date (or the next
Valuation Day, if the date we receive your instructions or the termination date is not a Valuation Day), in any of the
Subaccounts of the Variable Account, in the Fixed Account, or in any Guaranteed Account that we may be offering at that time. No market value adjustment will apply to any such reinvestment made as the result of instructions received during the 30-day window. In the event that you do not provide instructions during the 30-day window as to how to reinvest the Contract Value in a Guaranteed Account, we will, on the termination date, or the next following Valuation Day if the termination date is not a Valuation Day, transfer the Contract Value in the
Guaranteed Account to the Money Market Subaccount of the Variable Account. No market value adjustment will be applied to this transfer. You will then be able to transfer the Contract Value from the Money Market Subaccount to any other available investment option.

Market Value Adjustment

Contract Value allocated to a Guaranteed Account is not restricted from being surrendered, withdrawn, transferred or annuitized prior to the termination date of the Guaranteed Account. However, a market value adjustment will be applied to a surrender of your Contract or any such Contract Value withdrawn or transferred (we refer to a surrender, Withdrawal or transfer before the 30-day window as a “MVA Withdrawal”) from the Guaranteed
Account prior to the 30-day window before its termination date.

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We will apply the market value adjustment before we deduct any applicable CDSC or taxes. A market value adjustment will apply to Withdrawals from a Guaranteed Account prior to the 30-day window before its termination date even if a waiver of the CDSC applies to such a Withdrawal.

A market value adjustment reflects the change in current interest rates since we established a Guaranteed Account.
The market value adjustment may be positive or negative. Adjustments may be limited in amount, as described in more detail below.

Generally, if at the time of your MVA Withdrawal the applicable index interest rate for maturities equal to the time remaining before the termination date of your Guaranteed Account is higher than the applicable index interest rate for maturities equal to the period of your Guaranteed Account at the time of your investment in the Guaranteed
Account, then the market value adjustment will result in a reduction of your Contract Value. If the opposite is true at the time of your MVA Withdrawal, then the market value adjustment will result in an increase in your Contract
Value. However, the market value adjustment is limited so that the amount available for MVA Withdrawal, before any CDSC, will never be less than the amount of the initial deposit, less any Withdrawals, plus interest at the
Contract’s minimum guaranteed interest rate. For Contracts issued on or after November 1, 2003, this minimum guaranteed interest rate may vary based on your state law and on prevailing interest rates, but will be set at the time of issue of the Contract and, once set, will not vary over the life of the Contract. For Contracts issued prior to
November 1, 2003, however, the market value adjustment is limited so that the amount available for MVA
Withdrawal, before any CDSC, will never be less than the amount of the initial deposit, less any Withdrawals, plus interest at 3.0% per annum.

We compute the amount of a market value adjustment as the lesser of (1) and (2) below. The market value adjustment will be positive if (1) below is positive. It will be negative if (1) below is negative.

(1) the absolute value of the Contract Value subject to the market value adjustment times:

((1+i)/ (1+j+c)) n/12 – 1

where

i = the interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release
H.15 available at the time of the initial deposit for the Guaranteed Account duration.
n = the number of whole months until the termination date of the Guaranteed Account
j = the current interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical
Release H.15 available for a period of length n/12, rounded down to the next whole year. If there is no interest rate for the maturity needed to calculate i or j, we will use straight line interpolation between the interest rate for the next highest and next lowest maturities to determine that interest rate. If the maturity is less than one year, we will use the index rate for a one-year maturity.
c = a constant, .0025 in most jurisdictions.

or

(2) the amount initially deposited into the Guaranteed Account times:

((1+k) d/365 – (1 + g) d/365 ) – the sum of all [Transfer		((1+k) e/365 – (1 + g) e/365 )]
T

where

k = the interest rate guaranteed for the guaranteed period.
d = (365 times the number of complete years since the initial deposit into the Guaranteed Account) plus the number of days since the last anniversary of such initial deposit (or the initial deposit date if less than one year has elapsed since the initial deposit) to the current date.
TransferT = a transfer from the Guaranteed Account on day T.
e = (365 times the number of complete years since T to the current transfer date) plus the number of days from the last anniversary of T (or the days since T if less than one year has elapsed).

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g= your Contract’s guaranteed minimum interest rate.

If you have made more than one deposit into a Guaranteed Account, and you do not instruct us otherwise, we will treat Withdrawals and transfers as coming from such Guaranteed Accounts on a pro rata basis, and within
Guaranteed Accounts with the same initial guarantee period, on a first-in-first-out basis; that is, Contract Value with the earliest date of deposit into a Guaranteed Account will be withdrawn or transferred prior to Contract Value with later dates of deposit into such Guaranteed Account.

A market value adjustment will be applied to Funds transferred from a Guaranteed Account to collateralize a loan, whether for the initial loan or for loan interest.

We will not apply a market value adjustment to:

  any MVA Withdrawal during the 30-day window
  Death Benefit proceeds
  your Contract on its Maturity Date; or
  any deduction from a Guaranteed Account made to cover the Annual Contract Fee or Rider Charges.

Examples

Original Deposit: $10,000
Original Deposit Date: May 1, 2007
The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 4.50% .

On May 1, 2009 , the Owner wishes to transfer the full amount from the seven-year Guaranteed Account. The i rate as of May 1, 2007 for seven year periods was 4.00% . The j rate available for five year periods on May 1, 2009 is 3.00% . The contract’s minimum guaranteed interest rate is 1.50% . There are 60 months remaining in the original guaranteed period. The Contract Value in this Guaranteed Account on May 1, 2009 is $10,920.25. (10,000´
1.0450 2).

The first part of the market value adjustment formula gives:

$10,920.25´(((1+0.0400)/ (1+0.0300+0.0025)) 60/12 – 1) = $402.42.

The second part of the market value adjustment formula gives:

$10,000´ ((1 + 0.0450) 730/365 – (1 + 0.0150) 730/365) = $618.00

The amount of the market value adjustment is the lesser of the absolute value of the first part, $402.42, and of the second part, $618.00. Because the result of the first part is positive, the market value adjustment is an increase in
Contract Value.

The amount of the transfer will be $10,920.25 + $402.42 = $11,322.67.

Example #2
Original Deposit: $10,000
Original Deposit Date: May 1, 2007
The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 4.50% .

On May 1, 2009, the Owner wishes to transfer the full amount from the seven-year guaranteed account. The i rate as of May 1, 2007 for seven year periods was 4.00% . The j rate available for five year periods on May 1, 2009 is
5.00% . The contract’s minimum guaranteed interest rate is 1.50% . There are 60 months remaining in the original guaranteed period. The Contract Value in this Guaranteed Account on May 1, 2009 is $10,920.25. (10,000´
1.0450 2).

The first part of the market value adjustment formula gives:

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$10,920.25´(((1+0.0400)/ (1+0.0500+0.0025)) 60/12 – 1) = -$633.25

The second part of the market value adjustment formula gives:

$10,000´ ((1 + 0.0450) 730/365 – (1 + 0.0150) 730/365) = $618.00

The amount of the market value adjustment is the lesser of the absolute value of the first part, $633.25, and of the second part, $618.00. Since the result of the first part is negative, the market value adjustment is a reduction in
Contract Value.

The amount of the transfer will be $10,920.25 - $618.00 = $10,302.25.

Note that the amount $10,302.25 is $10,000 accumulated for two years at 1.50% . In this example, the market value adjustment was restricted to the amount of interest earned by the Guaranteed Account in excess of 1.50% . Had the market value adjustment been positive in this example, it still would have been restricted to $618.00.

Other Matters Relevant to the Guaranteed Accounts

If you have Contract Value allocated to a Guaranteed Account when you or a Joint Owner dies, no market value adjustment will be applied to such Contract Value before the Death Benefit is paid.

If you own a section 403(b) Tax-Sheltered Annuity Contract on which loans are available, and you need to borrow
Contract Value, you must transfer all Contract Value allocated to a Guaranteed Account to a Subaccount of the
Variable Account or to the Fixed Account prior to the processing of the loan. A market value adjustment will apply to such transfer. We will allocate loan repayments to the Subaccounts of the Variable Account and to the unloaned portion of the Fixed Account according to your premium allocation percentages in effect at the time of the repayment. While a loan is outstanding, premiums may not be allocated to, and transfers may not be made to, the
Guaranteed Accounts.

The Guaranteed Accounts are not available in the states of Washington and Oregon. In Texas, only Contracts issued after April 8, 2002 are eligible to invest in the Guaranteed Accounts.

Preserver Plus Program

Under this program, you may place a portion of a Net Premium Payment into a seven year or ten year Guaranteed
Account that will grow with guaranteed interest to 100% of that Net Premium Payment. We will calculate the portion of the Net Premium Payment needed to accumulate over the chosen guarantee period to 100% of the Net
Premium Payment. The balance of the Net Premium Payment may be allocated to the Subaccounts of the Variable
Account, the Fixed Account, or other Guaranteed Accounts in any manner you desire, subject to our normal allocation rules.

Amounts allocated to a Guaranteed Account under this program will not equal the original Net Premium Payment if any transfer or Withdrawal is made from the Guaranteed Account prior to the end of the guarantee period. Keep in mind that if you have a Qualified Contract, you will be required to take minimum required distributions.

OPTIONAL ENHANCED DEATH BENEFIT RIDER

You may choose to include the Enhanced Death Benefit Rider in your Contract. The Rider is subject to the restrictions and limitations set forth in it. Election of this optional benefit involves an additional cost. This Rider is not available in Texas. If you elected the Enhanced Death Benefit Rider, then the following enhanced death benefit will be payable to the Beneficiary if you (or the Annuitant if the Owner is not a natural person) die prior to the
Contract Anniversary on which you are age 81 on an age on nearest birthday basis (or in the case of Joint Owners, if the first of the Joint Owners to die dies prior to the Contract Anniversary on which the oldest of the Joint Owners is age 81 on an age nearest birthday basis), and prior to annuitization. The Enhanced Death Benefit will equal the highest of:

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(a)	the basic Death Benefit as described above; and

(b)	the largest Contract Value as of any prior Contract Anniversary after the Enhanced Death Benefit

Rider was applicable to the Contract, plus Net Premium Payments, minus any Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any loan taken and accrued interest thereon, in each case since such Contract Anniversary.

We calculate this as of the date we receive due proof of death. Any applicable premium tax charge payable on your death will be applied to reduce the value of the determined enhanced death benefit (see “Premium Taxes, above).

If you (or the Annuitant if the Owner is not a natural person) die on or after the Contract Anniversary on which you are age 81 on an age on nearest birthday basis (or in the case of Joint Owners, if the first of the Joint Owners to die dies on or after the Contract Anniversary on which the oldest of the Joint Owners is age 81 on an age nearest birthday basis), or after annuitization, the death benefit will not be enhanced and will be an amount equal to Contract
Value, less any applicable premium tax charge.

The Enhanced Death Benefit Rider is available at issue if the Owner (or the Annuitant if the Owner is not a natural person or the oldest of Joint Owners) is age 75 or younger, on an age on nearest birthday basis on the Date of Issue of the Contract. It is available after issue if the Owner (or the Annuitant if the Owner is not a natural person, or the oldest of Joint Owners) is age 75 or younger, on an age on nearest birthday basis on the Contract Anniversary on which the Rider is being added, and only on a Contract Anniversary and only if at the time of the Rider is requested the Contract Value is greater than the total of all Net Premium Payments less all Withdrawals, and any outstanding loan on the Contract and accrued interest on such loan.

The annual charge for this Rider is 0.20% of Contract Value. After the Contract Anniversary on which you (or the
Annuitant, if the Owner is not a natural person) are age 80 on an age on nearest birthday basis (or in the case of Joint
Owners, after the Contract Anniversary in which the oldest Joint owner is age 80 on an age on nearest birthday basis), we discontinue the charge. See “Charge for Optional Enhanced Death Benefit Rider”, above.

It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as taxable withdrawal, you should consult your tax advisor prior to selecting any rider or endorsement under the Contract.

We distribute the Enhanced Death Benefit in the same manner as the normal Death Benefit. See “Death of Owner,”
above.

OPTIONAL ACCELERATED BENEFIT RIDERS

If the Contract has been in force for at least five years, the Accelerated Benefit Riders provide accelerated Death
Benefits prior to the death of the covered person in certain circumstances where a terminal illness or chronic illness creates a need for access to the Death Benefit. The terminal illness or chronic illness must have begun while the
Contract was in force. Benefits accelerated under these Riders are discounted for interest and mortality. Once benefits have been accelerated, the Contract terminates. There is no cost for these Riders. They can be included in the Contract at issue, or they can be added after issue, for a covered person at the time of Contract issue whose age, on an age on nearest birthday basis, is 0-75.

The covered person is the Owner, unless the Owner is not a person, in which case the covered person is the
Annuitant. If there are Joint Owners, then each are considered covered persons. If the covered person changes, then the Contract is not eligible for acceleration until the Contract has been in force five years from the date of the change.

These Riders may not be available in all states and its terms may vary by state. These Riders will not be available in
New York, Oregon, Texas, Virginia or Washington. Connecticut, Kansas, Louisiana, Minnesota, New Jersey,
Pennsylvania, South Carolina and Utah only allow the terminal illness portion of the Riders.

Any amount received under an Accelerated Benefits Rider should be taxed in the same manner as a surrender of the

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Contract. See “Federal Income Tax Considerations”, below.

FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws.

If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a
Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Because the tax benefits of annuity contracts may not be needed in the context of Qualified Contracts, you generally should not buy a Qualified Contract for the purpose of obtaining tax deferral.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the
Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. There is no guidance on the proper tax treatment of market value adjustment and it is possible that a positive market value adjustment at the time of a Withdrawal from a Guaranteed Account may be treated as part of the
Contract Value immediately prior to the distribution. A tax advisor should be consulted on this issue. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

  made on or after the taxpayer reaches age 59½;
  made on or after the death of an Owner;
  attributable to the taxpayer’s becoming disabled; or
  made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income.
The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however,

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the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant or Payee who is not an Owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, designation or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions up to a maximum amount specified in the Code. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain pension plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional Enhanced Death Benefit provision in the Contract comports with IRA qualification requirements.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a maximum amount specified in the Code. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age
59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.
A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The
Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2)
during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10%
penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish

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various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an
Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value.

The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3)
organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability.
Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.
The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The
Contract can be used with such plans. Under such plans a participant may specify the form of investment for his or her deferred compensation account. For non-governmental Section 457 plans, all such investments are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

“Eligible rollover distributions” from section 401(a) plans, Section 403(a) annuities, and Section 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee, the employee’s spouse or former spouse as beneficiary or alternate
Payee or non- spouse beneficiary, from such a plan, except certain distributions such as distributions required by the
Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to non-taxable distributions or if the employee, spouse or former spouse choose a “direct rollover” from the plan to another tax-qualified plan, Section 403(b) plan, IRA or to a governmental section 457 plan that agrees to separately account for rollover contributions, or if a non-souse beneficiary chooses a “direct rollover” to an IRA.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

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Generation-skipping transfer tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents.
Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

For additional information relating to the tax status of the Contract, see the Statement of Additional Information.

GENDER NEUTRALITY

In 1983, the United States Supreme Court held that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964 vary between men and women on the basis of sex. The Court applied its decision to benefits derived from contributions made on or after August 1, 1983.
Lower federal courts have since held that the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, some states prohibit using sex-distinct mortality tables.

The Contract uses sex-distinct actuarial tables, unless state law requires the use of sex-neutral actuarial tables. As a result, the Contract generally provides different benefits to men and women of the same age. Employers and employee organizations which may consider buying Contracts in connection with any employment-related insurance or benefits program should consult their legal advisors to determine whether the Contract is appropriate for this purpose.

VOTING RIGHTS

Voting rights under the Contracts apply only with respect to Net Premium Payments or accumulated amounts allocated to the Variable Account.

In accordance with our view of present applicable law, we vote the shares of the Funds held in the Variable Account at regular and special meetings of the shareholders of the Funds. These shares are voted in accordance with instructions received from you if you have an interest in the Variable Account. If the Investment Company Act or
any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

The person having the voting interest under a Contract is the Owner. The number of Fund shares attributable to each Owner is determined by dividing the Owner’s interest in each Subaccount by the net asset value of the Fund corresponding to the Subaccount.

59

We vote Fund shares held in the Variable Account as to which no timely instructions are received in the same proportions as the voting instructions we receive with respect to all contracts participating in the Variable Account.
This means that a small number of Owners may control how we vote.

Each person having a voting interest will receive periodic reports relating to the Funds, proxy material and a form with which to give such voting instructions.

CHANGES TO VARIABLE ACCOUNT

We reserve the right to create one or more new separate accounts, combine or substitute separate accounts, or to add new investment Funds for use in the Contracts at any time. In addition, if the shares of the Funds described in this prospectus should no longer be available for investment by the Variable Account or, if in our judgment further investment in such Fund shares should become inappropriate, we may eliminate Subaccounts, combine two or more
Subaccounts or substitute one or more Funds for other Fund shares already purchased or to be purchased in the future under the Contract. The other Funds may have higher fees and charges than the ones they replaced, and not all Funds may be available to all classes of Contracts. No substitution of securities in the Variable Account may take place without prior approval of the SEC and under such requirements as it may impose. We may also operate the Variable Account as a management investment company under the Investment Company Act, deregister the
Variable Account under the Investment Company Act (if such registration is no longer required), transfer all or part of the assets of the Variable Account to another separate account or to the Fixed Account (subject to obtaining all necessary regulatory approvals), and make any other changes reasonably necessary under the Investment Company
Act or applicable state law.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with ESI, our affiliate, for the distribution and sale of the Contracts.
Pursuant to this agreement, ESI serves as principal underwriter for the Contracts. ESI sells the Contracts through its registered representatives. ESI has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their registered representatives. ESI is registered as a broker-dealer under the SEC under the
Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority, Inc. (“FINRA”).

ESI’s registered representatives who sell the Contracts are registered with the FINRA and with the states in which they do business. More information about ESI and its registered representatives is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA through its BrokerCheck program.

National Life pays ESI commissions and other forms of compensation for sales of the Contracts. You may purchase a Contract through a registered representative of ESI, and you may also purchase a Contract from another broker-dealer that has a selling agreement with ESI. The maximum payment to a dealer for selling the Contracts will generally be 6.5%; however, during certain promotional periods the dealer concession, or commission, may vary. These promotional periods will be determined by National Life and the maximum dealer concession paid during these periods will not exceed 7.0% . We will pay the dealer concession, at the election of the registered representative, either as a percentage of the Premium Payment at the time it is paid, as a percentage of Contract
Value over time, or a combination of both. A portion of the payments made to selling broker-dealers will be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. You may ask your registered representative for further information about what your registered representative and the selling dealer for which he or she works may receive in connection with your purchase of a Contract.

National Life general agents also receive compensation on Contracts sold through ESI registered representatives.
National Life general agents may also receive fees from ESI relating to sales of the Contracts by broker-dealers other than ESI, where the selling registered representative has a relationship with such general agent’s National Life agency.

National Life may provide loans to unaffiliated broker-dealers, who in turn provide such loans to their registered

60

representatives, to finance business development, and may then provide further loans or may forgive outstanding loans based on specified business criteria, including sales of the Policies, and measures of business quality. Any loans or forgiveness of outstanding loans based on sales of Policies are provided through the distribution firm’s registered broker-dealer.

From time to time we may offer specific sales incentives to selling broker-dealers and registered representatives.
These incentives may take the form of cash bonuses for reaching certain sales levels or for attaining a high ranking among registered representatives based on sales levels. These incentive programs may also include sales of National
Life’s or their affiliates’ other products. To the extent, if any, that such bonuses are attributable to the sale of variable products, including the Policies, such bonuses will be paid through the agent’s broker-dealer.

National Life, ESI and/or their affiliates may contribute amounts to various non-cash and cash incentives paid by
ESI to its registered representatives the amounts of which may be based in whole or in part on the sales of the
Policies, including (1) sponsoring educational programs, (2) contributing to sales contests and/or promotions in which participants receive prizes such as travel, merchandise, hardware and/or software; (3) paying for occasional meals, lodging and/or entertainment; (4) making cash payments in lieu of business expense reimbursements; (5)
making loans and forgiving such loans and/or (6) health and welfare benefit programs.

Commissions and other incentives or payments described above are not charged directly to Contract owners or to the
Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

The Franklin Templeton, Scudder and T. Rowe Price Funds offered in the Contracts, and the Fasciano Portfolio of
Neuberger Berman Advisers Management Trust, make payments to ESI under their 12b-1 plans in consideration of services provided by ESI in distributing shares of these portfolios. In each case these payments amount to 0.25% of
Variable Account assets invested in the particular portfolio.

See “Distribution of the Contracts” in the Statement of Additional Information for more information about compensation paid for the sale of the Contracts.

FINANCIAL STATEMENTS

National Life’s financial statements as of and for the years ended December 31, 2007 and 2006, which are included in the Statement of Additional Information, should be considered only as bearing on National Life’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

STATEMENTS AND REPORTS

National Life will mail to Owners, at their last known address of record, any statements and reports required by applicable laws or regulations. Owners should therefore give National Life prompt notice of any address change.
National Life will send a confirmation statement to Owners each time a transaction is made affecting the Owner’s
Variable Account Contract Value, such as making additional Premium Payments, transfers, exchanges or
Withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter.
Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plans (such as a dollar cost averaging program) or salary reduction arrangement, the Owner may receive confirmation of such transactions in their quarterly statements. The Owner should review the information in these statements carefully. All errors or corrections must be reported to National Life immediately to assure proper crediting to the Owner’s Contract. National Life will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Owner notifies National Life otherwise within 30 days after receipt of the statement.

61

OWNER INQUIRIES

Owner inquiries may be directed to National Life by writing to us at National Life Drive, Montpelier, Vermont 05604, or calling 1-800-732-8939.

LEGAL MATTERS

National Life, like other life insurance companies, is involved in lawsuits, from time to time. Although we cannot predict the outcome of any litigation with certainty, National Life believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or the Separate
Account.

62

GLOSSARY

Accumulation Unit - An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

Annuitant - A person named in the Contract who is expected to become, at Annuitization, the person upon whose continuation of life any annuity payments involving life contingencies depends. Unless the Owner is a different individual who is age 85 or younger, this person must be age 85 or younger at the time of Contract issuance unless
National Life has approved a request for an Annuitant of greater age. The Owner may change the Annuitant prior to the Annuitization Date, as set forth in the Contract.

Annuitization - The period during which annuity payments are received.

Annuitization Date - The date on which annuity payments commence.

Annuity Payment Option - The chosen form of annuity payments. Several options are available under the
Contract.

Annuity Unit - An accounting unit of measure used to calculate the value of Variable Annuity payments.

Beneficiary - The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Owner or Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Owner as set forth in the Contract.

Cash Surrender Value - An amount equal to Contract Value, minus any applicable CDSC, minus any applicable premium tax charge.

Chosen Human Being – An individual named at the time of Annuitization upon whose continuance of life any annuity payments involving life contingencies depends.

Code - The Internal Revenue Code of 1986, as amended.

Collateral Fixed Account – The portion of the Fixed Account which holds value that secures a loan on the
Contract.

Contract Anniversary - An anniversary of the Date of Issue of the Contract.

Contract Value - The sum of the value of all Variable Account Accumulation Units attributable to the Contract, plus any amount held under the Contract in the Fixed Account, plus any amounts held in the Guaranteed Accounts, and minus any outstanding loan and accrued interest on such loans.

Contract Year - Each year the Contract remains in force commencing with the Date of Issue.

Date of Issue - The date shown as the Date of Issue on the Data Page of the Contract.

Death Benefit - The benefit payable to the Beneficiary upon the death of the Owner or the Annuitant.

Distribution - Any payment of part or all of the Contract Value.

Fixed Account - The Fixed Account is part of National Life’s general account and Guaranteed Accounts made up of all assets of National Life other than those in the Variable Account or any other segregated asset account of
National Life.

Fixed Annuity - An annuity providing for payments which are guaranteed by National Life as to dollar amount during Annuitization.

63

Fund - A registered management investment company in which the assets of a Subaccount of the Variable Account will be invested.

Guaranteed Account – A Guaranteed Account is part of National Life’s general account. We guarantee a specified interest rate for the entire time an investment remains in the Guaranteed Account.

Individual Retirement Annuity (IRA) - An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

Investment Company Act – The Investment Company Act of 1940, as amended from time to time.

Joint Owners - Two or more persons who own the Contract as tenants in common or as joint tenants. If joint owners are named, references to “Owner” in this prospectus will apply to both of the Joint Owners.

Maturity Date - The date on which annuity payments are scheduled to commence. The Maturity Date is shown on the Data Page of the Contract, and is subject to change by the Owner, within any applicable legal limits, subject to
National Life’s approval.

Monthly Contract Date - The day in each calendar month which is the same day of the month as the Date of Issue, or the last day of any month having no such date, except that whenever the Monthly Contract Date would otherwise fall on a date other than a Valuation Day, the Monthly Contract Date will be deemed to be the next Valuation Day.

Non-Qualified Contract - A Contract which does not qualify for favorable tax treatment under the provisions of
Sections 401 or 403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs), 403(b) (Tax-Sheltered Annuities), or 457
of the Code.

Owner (“you”) - The Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Annuitant, Beneficiary, Annuity Payment Option, and the
Maturity Date.

Payee - The person who is designated at the time of Annuitization to receive the proceeds of the Contract upon
Annuitization.

Premium Payment - A deposit of new value into the Contract. The term “Premium Payment” does not include transfers among the Variable Account, Fixed Account, and Guaranteed Accounts, or among the Subaccounts.

Net Premium Payments - The total of all Premium Payments made under the Contract, less any premium tax deducted from premiums.

Qualified Contract - A Contract which qualifies for favorable tax treatment under the provisions of Sections 401 or
403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs), 403(b) (Tax-Sheltered Annuities) or 457 of the Code.

Qualified Plans - Retirement plans which receive favorable tax treatment under section 401 or 403(a) of the Code.

Subaccounts - Separate and distinct divisions of the Variable Account that purchase shares of underlying Funds.
Separate Accumulation Units and Annuity Units are maintained for each Subaccount.

Tax-Sheltered Annuity - An annuity which qualifies for favorable tax treatment under section 403(b) of the Code.

Valuation Day - Each day the New York Stock Exchange is open for business other than any day on which trading is restricted. Unless otherwise indicated, when an event occurs or a transaction is to be effected on a day that is not a Valuation Day, it will be effected on the next Valuation Day. A Valuation Day ends at the close of regular trading of the New York Stock Exchange, usually 4:00 p.m., Eastern Time

Valuation Period - The time between two successive Valuation Days.

64

Variable Account -The National Variable Annuity Account II, a separate investment account of National Life into which Net Premium Payments under the Contracts are allocated. The Variable Account is divided into Subaccounts, each of which invests in the shares of a separate underlying Fund.

Variable Annuity - An annuity the accumulated value of which varies with the investment experience of a separate account.

Withdrawal - A payment made at the request of the Owner pursuant to the right to withdraw a portion of the
Contract Value of the Contract.

65

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS	1
The Contract	1
Misstatement of Age or Sex	1
Dividends	1
Assignment	1
CONTRACTUAL ARRANGEMENTS BETWEEN NATIONAL LIFE
AND THE FUNDS’ INVESTMENT ADVISORS OR DISTRIBUTORS	1
TAX STATUS OF THE CONTRACTS	2
DISTRIBUTION OF THE CONTRACTS	3
SAFEKEEPING OF ACCOUNT ASSETS	4
STATE REGULATION	4
RECORDS AND REPORTS	4
LEGAL MATTERS	4
EXPERTS	5
OTHER INFORMATION	5
FINANCIAL STATEMENTS	F-1

The Statement of Additional Information contains more detailed information about the Contracts than is contained in this prospectus. The Statement of Additional Information is incorporated by reference into this prospectus and is legally a part of this prospectus.

66

NATIONAL LIFE INSURANCE COMPANY NATIONAL VARIABLE ANNUITY ACCOUNT II

SENTINEL ADVANTAGE VARIABLE ANNUITY CONTRACT STATEMENT OF ADDITIONAL INFORMATION

OFFERED BY NATIONAL LIFE INSURANCE COMPANY One National Life Drive Montpelier, Vermont 05604

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Sentinel
Advantage Variable Annuity Contract (“Contract”) offered by National Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2008 by calling 1-800-732-8939, by writing to National Life Insurance
Company, One National Life Drive, Montpelier, Vermont 05604 or by accessing the SEC’s website at
http://www.sec.gov. Definitions of terms used in the current prospectus for the Contract are incorporated in this
Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the contract.

Dated May 1, 2008

i

ADDITIONAL CONTRACT PROVISIONS

The Contract

The entire contract is made up of the Contract and the application. The statements made in the application are deemed representations and not warranties. National Life Insurance Company (“National Life” “we” “our” or “us”)
cannot use any statement in defense of a claim or to void the Contract unless it is contained in the application and a copy of the application is attached to the Contract at issue.

Misstatement of Age or Sex

If the age or sex of the Chosen Human Being has been misstated, the amount which will be paid is that which is appropriate to the correct age and sex.

Dividends

The Contract is participating; however, no dividends are expected to be paid on the Contract. If dividends are ever declared, they will be paid in cash.

Assignment

Where permitted, the Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt and recording by
National Life at its Home Office of a written notice executed by the Owner. National Life assumes no responsibility for the validity or tax consequences of any assignment. National Life shall not be liable as to any payment or other settlement made by National Life before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until National Life has received sufficient direction from the Owner and assignee as to the proper allocation of Contract rights under the assignment.

Any portion of Contract Value which is pledged or assigned shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which assigned or pledged. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. Assignment of the entire Contract Value may cause the portion of the Contract Value which exceeds the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Qualified Contracts are not eligible for assignment.

CONTRACTUAL ARRANGEMENTS BETWEEN NATIONAL LIFE AND THE FUNDS’ INVESTMENT ADVISORS OR DISTRIBUTORS

We have entered into or may enter into agreements pursuant to which the Funds’ advisor or distributor or an affiliate pays us a fee, which may differ, based upon an annual percentage of the average net asset amount we invest on behalf of the Variable Account and our other separate accounts for administration and other services. Equity
Services, Inc. (“ESI”) has also entered into agreements pursuant to which the Funds’ distributor pays ESI a fee, which may differ, based upon an annual percentage of average net asset amount we invest on behalf of the Variable
Account and our other separate accounts for distribution and other services. The amount of this compensation with respect to the Policy during 2007, which is based upon the indicated percentages of assets of each Fund attributable to the Policy, is shown below:

Portfolios of the	% of Assets	Revenues Received By National
		Life During 2007*
AIM Variable Insurance Funds Series	0.25%	$ 20,765.72
Alger American Fund	0.10%	18,908.80
American Century Variable Portfolios, Inc.	0.25%[1]	152,946.16
Dreyfus Variable Investment Fund and	0.20%
Dreyfus Socially Responsible Growth Fund, Inc.		17,487.63

1

Portfolios of the	% of Assets	Revenues Received By National
		Life During 2007*
DWS Variable Series II	0.40%[3]	21,782.09
Fidelity® Variable Insurance Products	0.10%[2]	120,573.00
Franklin Templeton Variable Insurance Products Trust	0.35%[3]	61,465.73
J.P. Morgan Series Trust II	0.20%	13,376.51
Neuberger Berman Advisers Management Trust	0.15%[4]	52,076.92
T. Rowe Price Equity Series, Inc.	0.25%[5]	71,924.03
Wells Fargo Variable Trust	0.25[3] %	36,871.80

*Note: Revenues received by National Life during 2007 includes revenues received in 2007 for services rendered in 2006.
[1]0.10% on the VP Inflation Protection Portfolio.
[2]0.05% with respect to the Index 500 Portfolio.
[3]Includes 0.25% payable under the Fund’s 12b-1 Plan.
[4]The Small Cap Growth Portfolio offers only an S-Series class, which has a 0.25% 12b-1 fee which is also paid to ESI.
[5]The 0.25% payment shown in the table is payable under the Fund’s 12b-1 plan. In addition, the Fund’s adviser will pay to National Life for administrative services an amount equal to 0.15% of the amount, if any, by which the shares held by National Life separate accounts exceed $25 million.

These arrangements may change from time to time, and may include more Funds in the future.

In addition, ESI has entered into agreements pursuant to which a Fund’s distributor pays ESI a fee, which may differ, based upon an annual percentage of average net asset amount we invest on behalf of the Separate Account and our other separate accounts. That fee is for other services ESI provides.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of our Contracts, we believe that the Owner of a Contract should not be treated as the owner of the assets of the separate account. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Contract Owners from being treated as the owner of the underlying assets of the separate account asset.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s)
of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the
Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death.
These requirements will be considered satisfied as to any portion of a owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

2

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

DISTRIBUTION OF THE CONTRACTS

Equity Services, Inc. (“ESI”) is responsible for distributing the Contracts pursuant to a distribution agreement with
us. ESI serves as principal underwriter for the Contracts. ESI, a Vermont corporation and an affiliate of National
Life, is located at One National Life Drive, Montpelier, Vermont 05604.

We offer the Contracts to the public on a continuous basis through ESI. We anticipate continuing to offer the
Contracts, but reserve the right to discontinue the offering.

ESI offers the Policies through its registered representatives. ESI has also entered into selling agreements with other broker-dealers for sales of the Contracts through their registered representatives. Registered representatives must be licensed as insurance agents and appointed by us.

We pay commissions to ESI for sales of the Contracts. In addition, to promote sales of the Contracts and consistent with NASD Conduct Rules, National Life, ESI and/or their affiliates may contribute amounts to various non-cash and cash incentives to be paid by ESI to its registered representatives the amounts of which may be based in whole or in part on the sales of the Contracts, including (1) contributing to educational programs, (2) sponsoring sales contests and/or promotions in which participants receive prizes such as travel, merchandise, hardware and/or software; (3) paying for occasional meals, lodging and/or entertainment; and/or (4) making cash payments in lieu of business expense reimbursements; (5) making loans and forgiving such loans and/or (6) health and welfare benefit programs.

Commissions paid on the Contract, as well as other incentives or payments, are not charged directly to the Contract
Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract.

ESI received underwriting commissions in connection with the Contracts in the following amounts during the periods indicated:

		Aggregate Amount of Commissions Retained by ESI
	Aggregate Amount of	After Payments to its Registered Persons and Other
Fiscal Year	Commissions Paid to ESI*	Broker-Dealers
2005	$3,997,084	$273,325
2006	$3,679,439	$264,864
2007	$3,123,818	$249,093

* Includes sales compensation paid to registered persons of ESI. From time to time National Life, in conjunction with ESI, may conduct special sales programs.

SAFEKEEPING OF ACCOUNT ASSETS

National Life holds the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company’s General Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemptions of Fund shares held by each of the Subaccounts.

STATE REGULATION

National Life is subject to regulation and supervision by the Insurance Department of the State of Vermont which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it

3

is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. National Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

National Life will maintain all records and accounts relating to the Variable Account. As presently required by the
Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-
annually at the last address known to the Company.

LEGAL MATTERS

All matters relating to Vermont law pertaining to the Contracts, including the validity of the Contracts and National
Life’s authority to issue the Contracts, have been passed upon by Kerry A. Jung, Senior Counsel of National Life.
Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the
Federal securities laws.

EXPERTS

The financial statements of National Life as of and for the years ended December 31, 2007 and 2006, and the financial statements of the Variable Account as of and for the years ended December 31, 2007 and 2006, which are included in this Statement of Additional Information and in the registration statement, have been audited by
PricewaterhouseCoopers LLP, independent registered public accounting firm, of 185 Asylum Street, Hartford, CT
06103-3404, as set forth in its report included herein, and are included herein in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional
Information. Statements contained in this Statement of Additional Information concerning the content of the
Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N.E., Washington, D.C.
20549.

FINANCIAL STATEMENTS

The financial statements of National Life and of the relevant Subaccounts of the Variable Account appear on the following pages. The financial statements of National Life should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon National Life’s ability to meet its obligations under the Policies.

4

FINANCIAL STATEMENTS–STATUTORY-BASIS National Life Insurance Company For the Years Ended December 31, 2007 and 2006 with Report of Independent Auditors

F-1

National Life Insurance Company

Financial Statements Statutory-Basis

Years ended December 31, 2007 and 2006

Contents

Report of Independent Auditors	F-3

Statutory-Basis Financial Statements

Balance Sheets — Statutory-Basis	F-4
Statements of Operations — Statutory-Basis	F-6
Statements of Changes in Capital and Surplus — Statutory-Basis	F-7
Statements of Cash Flow — Statutory-Basis	F-8
Notes to Statutory-Basis Financial Statements	F-9

F-2

PRICEWATERHOUSECOOPERS

PricewaterhouseCoopers LLP
185 Asylum Street, Suite 2400
Hartford, CT 06103-3404
Telephone (860) 241 7000
Facsimile (860) 241 7590

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
National Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of National Life Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statutory statements of income, capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note A to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Vermont Department of Banking, Insurance, Securities and Health Care Administration, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between such practices and accounting principles generally accepted in the United States of America are material and are disclosed in Note A.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2007 and 2006, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital stock and surplus of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note A.

PricewaterhouseCoopers LLP

April 18, 2008

F-3

National Life Insurance Company

Balance Sheets — Statutory Basis

	December 31
	2007	2006
	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$4,813,638	$4,691,832
Preferred stocks	46,354	88,219
Common stocks	360,170	304,860
Mortgage loans	853,081	861,229
Real estate	44,258	46,111
Contract loans	563,907	564,281
Cash and short-term investments	6,620	129,752
Other invested assets	216,863	158,356
Total cash and invested assets	6,904,891	6,844,640

Deferred and uncollected premiums	71,062	73,569
Accrued investment income	79,343	78,592
Federal income taxes recoverable	11,870	–
Net deferred tax asset	70,670	71,723
Receivables from affiliates	550	9,786
Other admitted assets	162,256	125,946
Separate account assets	987,424	944,733

Total admitted assets	$8,288,066	$8,148,989

The accompanying notes are an integral part of these statements.

F-4

	December 31
	2007	2006
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$5,285,995	$5,271,613
Accident and health reserves	536,771	516,278
Liability for deposit-type contracts	190,303	192,184
Unpaid policy and contract claims	32,511	36,560
Policyholders’ dividends	128,409	126,161
Other policy and contract liabilities	3,662	3,834
Total policy and contract liabilities	6,177,651	6,146,630

Employee and agent benefits	104,803	101,035
Minimum pension benefit obligation	32,430	52,757
Interest maintenance reserve	30,176	39,243
Asset valuation reserve	77,347	72,460
Federal income taxes payable	–	753
Payable for securities	425	28,547
Payable to subsidiary	1,593	15,330
Other liabilities	53,043	42,869
Separate account liabilities	983,815	941,376
Total liabilities	7,461,283	7,441,000
Commitments and contingencies
Capital and surplus:
Common stock, $1 par value:
Authorized – 2.5 million shares
Issued and outstanding 2.5 million shares	2,500	2,500
Additional paid-in surplus	107,123	107,123
Unassigned surplus	717,160	598,366
Total capital and surplus	826,783	707,989
Total liabilities and capital and surplus	$8,288,066	$8,148,989

The accompanying notes are an integral part of these statements.

F-5

National Life Insurance Company

Statements of Operations — Statutory Basis

	Year ended December 31
	2007	2006	2005
		(In Thousands)
Premiums and other revenue:
Premiums and annuity considerations for life and accident
and health contracts	$507,660	$559,229	$559,536
Considerations for supplementary contracts with life
contingencies	1,037	3,370	2,386
Net investment income	426,858	443,748	491,821
Amortization of interest maintenance reserve	2,209	4,151	3,992
Other income (expenses)	35,388	6,225	20,814
Total premiums and other revenue	973,152	1,016,723	1,078,549
Benefits paid or provided:
Death benefits	158,425	145,260	141,405
Annuity benefits	40,543	68,598	61,198
Surrender benefits and other fund withdrawals	344,045	291,326	278,825
Other benefits	56,136	39,246	31,582
Increase in policy reserves	30,246	57,227	86,141
Total benefits paid or provided	629,395	601,657	599,151
Insurance expenses:
Commissions	43,665	46,072	43,437
General and administrative expenses	122,059	124,192	116,968
Insurance taxes, licenses, and fees	11,444	12,350	13,139
Net transfers to separate accounts	(17,331)	32,430	47,518
Total insurance expenses	159,837	215,044	221,062
Gain from operations before dividends to policyholders,
income taxes, and net realized capital gains (losses)	183,920	200,022	258,336
Dividends to policyholders	126,066	121,254	119,561
Gain from operations before income taxes and net realized
capital gains (losses)	57,854	78,768	138,775
Federal income tax expense (benefit)	(4,622)	(2,051)	12,437
Gain from operations before net realized capital gains (losses)	62,476	80,819	126,338
Net realized capital gains (losses)	2,536	(1,109)	(33,965)
Net income	$ 65,012	$ 79,710	$ 92,373

The accompanying notes are an integral part of these statements.

F-6

National Life Insurance Company

Statements of Changes in Capital and Surplus — Statutory Basis

				Total
	Common	Paid-In	Unassigned	Capital and
	Stock	Surplus	Surplus	Surplus

Balances at January 1, 2005	$2,500	$107,123	$432,814	$542,437
Net income	–	–	92,373	92,373
Net change in difference between cost
and admitted asset investment
amounts, net of deferred tax effects	–	–	(7,945)	(7,945)
Change in asset valuation reserve	–	–	10,200	10,200
Change in minimum pension benefit
obligation, net of deferred tax effects	–	–	(21,300)	(21,300)
Change in non-admitted assets	–	–	62,593	62,593
Change in deferred tax asset	–	–	(54,580)	(54,580)
Dividends to stockholder	–	–	(9,312)	(9,312)
Other adjustments to surplus, net	–	–	8,999	8,999
Balances at December 31, 2005	2,500	107,123	513,842	623,465
Net income	–	–	79,710	79,710
Net change in difference between cost
and admitted asset investment
amounts, net of deferred tax effects	–	–	33,824	33,824
Change in asset valuation reserve	–	–	(5,406)	(5,406)
Change in minimum pension benefit
obligation, net of deferred tax effects	–	–	4,974	4,974
Change in non-admitted assets			(20,774)	(20,774)
Change in deferred tax asset	–	–	1,815	1,815
Dividends to stockholder	–	–	(10,000)	(10,000)
Other adjustments to surplus, net	–	–	381	381
Balances at December 31, 2006	2,500	107,123	598,366	707,989
Net income	–	–	65,012	65,012
Net change in difference between cost
and admitted asset investment
amounts, net of deferred tax effects	–	–	46,951	46,951
Change in asset valuation reserve	–	–	(4,887)	(4,887)
Change in minimum pension benefit
obligation, net of deferred tax effects	–	–	13,213	13,213
Change in non-admitted assets			26,727	26,727
Change in deferred tax asset	–	–	(13,707)	(13,707)
Dividends to stockholder	–	–	(10,000)	(10,000)
Change in reserve on account of change
in valuation basis, net of reinsurance	–	–	(4,712)	(4,712)
Other adjustments to surplus, net	–	–	197	197
Balances at December 31, 2007	$2,500	$107,123	$717,160	$826,783

The accompanying notes are an integral part of these statements.

F-7

National Life Insurance Company

Statements of Cash Flow – Statutory Basis

	Year ended December 31
	2007	2006	2005
Operating activities:		(In Thousands)
Premiums, policy proceeds, and other considerations
received, net of reinsurance paid	$ 511,065	$ 562,070	$ 563,748
Net investment income received	432,580	448,405	498,578
Benefits paid	(603,556)	(535,512)	(518,232)
Net transfers to Separate Accounts	19,531	(5,835)	(23,741)
Insurance expenses paid	(197,707)	(183,824)	(172,376)
Dividends paid to policyholders	(123,818)	(119,161)	(129,191)
Federal income taxes (paid) recovered	(13,956)	9,292	(4,473)
Other income received, net of other expenses paid	41,790	(18,004)	(4,340)
Net cash provided by operations	65,929	157,431	209,973

Investment activities:
Proceeds from sales, maturities, or repayments of
investments:
Bonds	993,108	1,472,441	1,731,219
Stocks	115,788	17,969	12,703
Mortgage loans	129,666	189,451	143,392
Real estate	1,407	811	2,231
Other invested assets	34,723	25,466	99,811
Miscellaneous proceeds	1,937	34,837	207
Total proceeds from sales, maturities, or repayments
of investments	1,276,629	1,740,975	1,989,563
Cost of investments acquired:
Bonds	(1,133,699)	(1,552,072)	(1,974,676)
Stocks	(51,073)	(19,967)	(30,348)
Mortgage loans	(121,517)	(138,017)	(104,989)
Real estate	(1,771)	(2,043)	(1,789)
Other invested assets	(76,049)	(41,369)	(148,115)
Miscellaneous applications	(28,981)	(952)	(9,345)
Total cost of investments acquired	(1,413,090)	(1,754,420)	(2,269,262)
Net change in contract loans	374	6,366	13,405
Net cash used in investing activities	(136,087)	(7,079)	(266,294)

Financing and miscellaneous activities:
Other cash provided (applied):
Borrowings
Deposits on deposit-type contract funds and other
liabilities without life contingencies	(9,539)	(13,855)	(16,387)
Dividends to shareholder	(10,000)	(10,000)	–
Other cash provided (applied)	(33,435)	(1,472)	36,770
Net cash provided by (used in) financing and
miscellaneous activities	(52,974)	(25,327)	20,383

Net increase (decrease) in cash and short-term
investments	(123,132)	125,025	(35,938)
Cash and short-term investments:
Beginning of year	129,752	4,727	40,665
End of year	$ 6,620	$ 129,752	$ 4,727

The accompanying notes are an integral part of these statements.

F-8

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2007

A. Significant Accounting Policies Description of Business

National Life Insurance Company (the “Company”) is primarily engaged in the development and distribution of traditional and universal individual life insurance and annuity products. Through affiliates, it also provides distribution and investment advisory services to the Sentinel Group
Funds, Inc., a family of mutual funds. The Company’s insurance and annuity products are primarily marketed through a general agency system. On January 1, 1999, pursuant to a mutual holding company reorganization, the Company converted from a mutual to a stock life insurance company. This reorganization was approved by policyowners of National Life and was completed with the approval of the Vermont Commissioner of Insurance (the “Commissioner”).

Concurrent with the conversion to a stock life insurance company, National Life established and began operating the Closed Block. The Closed Block was established on January 1, 1999 pursuant to regulatory requirements as part of the reorganization into a mutual holding company corporate structure. The Closed Block was established for the benefit of policyholders of participating policies inforce at December 31, 1998. Included in the block are traditional dividend paying life insurance policies, certain participating term insurance policies, dividend paying flexible premium annuities, and other related liabilities. The Closed Block was established to protect the policy dividend expectations related to these policies. The Closed Block is expected to remain in effect until all policies within the Closed Block are no longer inforce. Assets assigned to the Closed Block at January 1, 1999, together with projected future premiums and investment returns, are reasonably expected to be sufficient to pay out all future Closed Block policy benefits. Such benefits include policyholder dividends paid out under the current dividend scale, adjusted to reflect future changes in the underlying experience.

All of the Company’s outstanding shares are currently held by its parent, NLV Financial Corp
(“NLVF”), which is the wholly-owned subsidiary of National Life Holding Company
(“NLHC”). NLHC and its subsidiaries (including the Company) are collectively known as the
National Life Group. The Company is licensed in all 50 states and the District of Columbia.
Approximately 25% of total collected premiums and deposits are from residents of the states of
New York and California.

F-9

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Vermont Department of
Banking, Insurance, Securities and Health Care Administration (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the
United States of America (“GAAP”).

The Department recognizes only statutory accounting practices prescribed or permitted by the
State of Vermont for determining solvency under Vermont Insurance Law. The National
Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures
Manual – version effective January 1, 2001 (and as amended) (“NAIC SAP”), has been adopted as a component of prescribed or permitted practices by the Department. NAIC SAP consists of
Statements of Statutory Accounting Principles (“SSAPs”) and other authoritative guidance.
Although no such practices were in effect at the Company as of December 31, 2007, the
Commissioner has the right to permit specific practices that deviate from NAIC SAP.

There are significant differences between statutory accounting practices and GAAP. Under statutory accounting practices:

Investments: Investments in bonds are reported at amortized cost or market value based on their National Association of Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder’s equity for those designated as available-for-sale.

Investments in real estate are reported net of related obligations, if any, rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as required under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the

F-10

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued) Basis of Presentation (continued)

collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the “interest maintenance reserve” in the accompanying balance sheets. Realized gains and losses are reported in income, net of federal income tax and transfers to the interest maintenance reserve. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” provides a valuation allowance for invested assets. The asset valuation reserve is determined by an NAIC-prescribed formula with changes reflected directly in unassigned surplus; the asset valuation reserve is not recognized under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.
For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Subsidiary: The accounts and operations of the Company’s subsidiary are not consolidated with the operations of the Company as would be required under GAAP.

F-11

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued) Basis of Presentation (continued)

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally certain fixed asset balances, a portion of the Company’s deferred tax asset balance, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and
Procedures manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.
Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Employee Benefits: For purposes of calculating the Company’s pension and postretirement benefit obligation, only vested participants and current retirees are included in the valuation.
Under GAAP, active participants not currently eligible would also be included in the liability estimate.

Deferred Income Taxes: Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance

F-12

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued) Basis of Presentation (continued)

sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under
GAAP, the corresponding caption of cash includes cash balances and investments with initial maturities of three months or less.

A reconciliation of net income and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP is as follows:

		Net Income (Loss)		Capital and Surplus
	Year ended December 31			December 31
	2007	2006	2005	2007	2006
			(In Thousands)

Statutory-basis amounts	$ 65,012	$ 79,710	$ 92,373	$ 826,783	$ 707,989
Add (deduct) adjustments:
Investments	49,898	52,815	46,194	286,516	290,629
Policy acquisition costs	(2,089)	7,074	(17,173)	471,850	473,939
Nonadmitted assets	–	–	–	107,777	134,505
Policyholder reserves	17,439	15,085	16,206	(178,834)	(198,729)
Policyholder dividends	3,885	(9,646)	(1,335)	56,892	50,751
Sales practices litigation
provision	–	–	2,526	–	–
Asset valuation reserve	–	–	–	77,347	72,460
Interest maintenance
reserve	(9,067)	(21,778)	(3,722)	30,176	39,243
Income taxes	(21,984)	(20,263)	(9,866)	(88,206)	(97,341)
Other comprehensive
income, net	–	–	–	(64,450)	(41,602)
Other, net	2,499	3,187	6,798	(29,062)	(32,064)
GAAP-basis amounts	$105,593	$106,184	$132,001	$1,496,789	$ 1,399,780

F-13

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Basis of Presentation (continued)

Other significant accounting practices are as follows:

Investments

Bonds, preferred stocks, common stocks, and short-term investments are reported at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Investments in preferred stock are reported at cost.

Common stocks of non-affiliates are reported at market value as determined by the Securities
Valuation Office of the NAIC and the related unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Cash includes cash equivalents. Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Short-term investments include investments with maturities of one year or less at the time of acquisition (except for cash equivalents classified as cash) and are principally stated at amortized cost.

The affiliated common stock is carried at the down-stream insurance subsidiary’s statutory capital and surplus less surplus notes issued to NLVF plus admissible statutory goodwill.

F-14

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Investments (continued)

Mortgage loans are reported at unpaid principal balances, less allowance for impairments, if any.
A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is considered other than temporary. At that time, the mortgage loan is written down and a realized loss is recognized.

Contract loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations, if any. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations, if any. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

The Company’s futures contracts qualify for hedge accounting and are included in other invested assets and are carried at quoted market values with changes in fair value and gains and losses upon expiration included in net investment income, in accordance with SSAP 86.

The Company has minor ownership interests in several joint ventures. The Company generally carries these interests based on the underlying audited GAAP equity of the investee.

Realized capital gains and losses are determined using the specific identification basis. Changes in admitted asset carrying amounts of investments are credited or charged directly to unassigned surplus.

The Company periodically lends certain U.S. government or corporate bonds to approved counterparties to enhance the yield of its bond portfolio. The Company initially receives cash collateral or U.S. government or government agency bonds for at least 102% of the market value of securities loaned. Collateral adequacy is evaluated daily and periodically adjusted for changes in the market value of securities loaned in order to ensure that the cash collateral is at least equal to 100% of the market value of securities loaned. The carrying values of securities loaned are unaffected by the transaction.

F-15

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Asset Valuation Reserve and Interest Maintenance Reserve

The Asset Valuation Reserve (“AVR”) is designed to stabilize unassigned surplus from default losses on bonds, preferred stocks, mortgages, real estate and other invested assets and from fluctuations in the value of common stocks. The AVR is calculated as prescribed by the NAIC.

The IMR defers interest rate related after-tax capital gains and losses on fixed income investments and amortizes them into income over the remaining lives of the securities sold. IMR amortization is included in net investment income. The Company uses the seriatim method for the amortization of IMR.

Nonadmitted Assets

In accordance with regulatory requirements, certain assets, including certain deferred tax assets, prepaid expenses, furniture and equipment, and internally developed software, are excluded from the balance sheet. The net change in these assets is included in change in nonadmitted assets in the Statements of Changes in Capital and Surplus.

Goodwill

Goodwill, subject to admissibility test, is amortized over 10 years using the straight-line method and is periodically evaluated for recoverability.

Property and Equipment

Property and equipment is reported at depreciated cost. Real property owned by the Company is primarily depreciated over 39.5 years using the straight-line method. Furniture and equipment is depreciated using accelerated depreciation methods over five years and three years, respectively.
EDP equipment and software is depreciated for a period not exceeding three years.

Corporate Owned Life Insurance

The Company holds life insurance contracts on certain members of management and other key individuals. The total cash surrender value of these Corporate Owned Life Insurance (“COLI”)
contracts was $137.8 million and $99.8 million at December 31, 2007 and 2006, respectively, and is included in other assets. COLI income includes the net change in cash surrender value and any benefits received. COLI income was $5.4 million, $6.2 million, and $7.0 million in 2007, 2006, and 2005, respectively, and is included in other income.

F-16

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Recognition of Insurance Income and Related Expenses

Annual premiums and related reserve increases on traditional life insurance policies are recorded at each policy anniversary. Premiums and related reserve increases on annuity contracts and universal life policies are recorded when premiums are collected. Premiums from disability income policies are recognized as revenue over the period to which the premiums relate.
Commissions and other policy and contract costs are expensed as incurred. First-year policy and contract costs and required additions to policy and contract reserves generally exceed first-year premiums.

Benefit Reserves

Policy reserves for life, annuity and disability income contracts are developed using accepted actuarial methods. Actuarial factors used in determining life insurance reserves are based primarily upon the 1958, 1980, and 2001 Commissioners' Standard Ordinary (“CSO”) mortality tables. Methods used to calculate life reserves consist primarily of net level premium,
Commissioners' Reserve Valuation Method, and modified preliminary term, with valuation interest rates ranging from 2.0% to 6.0% .

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Extra premiums are charged for substandard lives in addition to the gross premium for a true age.
Reserves are determined by computing mean reserves using standard mortality, then calculating a substandard extra reserve. Where the extra premium is a flat extra, the extra reserve is equal to one-half the flat extra premium charge for the year. For policies with a percentage extra rating, the extra reserve is defined as the difference between mean reserves calculated using standard valuation mortality and mean reserves calculated using valuation mortality adjusted by the percentage rating. No substandard extra reserves are held after 20 years.

Reserves for individual annuities are determined principally using the Commissioners' Annuity
Reserve Valuation Method, based on A-1949, 1983, and 2000 annuity tables with valuation interest rates from 2.0% to 9.0% . Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated by using statistical claim development models.
Active life disability income reserves are determined primarily using the Commissioners'
Disability 1964 table with the 1958 CSO mortality table and Commissioners' Individual

F-17

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Benefit Reserves (continued)

Disability Table A morbidity tables with the 1980 CSO mortality tables. Valuation interest rates for active life reserves range from 3.0% to 6.0% . Disability income reserves are based on expected experience at 4.5% interest and exceed statutory minimum reserves. The Company anticipates investment income as a factor in the premium deficiency calculation. Tabular components of reserves are calculated in accordance with NAIC instructions and, as appropriate, have been compared to related contract rates for reasonableness.

Policy and Contract Claims

Unpaid claims on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31. The Company discounts its claim reserves for long-term disability using disability tables and discount rates approved by the
Department. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for unpaid claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Guaranty Fund and Other Assessments

A liability for guaranty fund and other assessments is accrued after an insolvency has occurred.

F-18

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Dividends to Policyholders

The Company issued all of its traditional life insurance and certain annuity policies on a participating basis. The Company's universal life policies, most annuities, and disability income policies are issued on a non-participating basis. Term life insurance, while on a participating basis, currently receives no dividend. Liabilities for policyholders’ dividends primarily represent amounts estimated to be paid or credited in the subsequent year. The amount of policyholder dividends to be distributed is based upon a scale which seeks to reflect the relative contribution of each group of policies to the Company’s overall operating results. The dividend scale is approved annually by the Company’s Board of Directors.

Separate Accounts

Separate account assets represent segregated funds held for the benefit of certain variable annuity, variable life, pension policyholders, and the Company's pension plans. Separate account liabilities represent the policyholders’ share of separate account assets. The Company also participates in certain separate accounts. Policy values funded by separate accounts reflect the actual investment performance of the respective accounts and are generally not guaranteed.
Investments held in the separate accounts are primarily common stocks, bonds, mortgage loans, and real estate and are carried at fair value.

The Company has approximately $1.0 million of reserves for minimum death benefit guarantees on variable annuities at both December 31, 2007 and 2006. These benefits include a provision that allows withdrawals by policyholders to adjust the death benefit guarantee on a "dollar for dollar" basis, which increases the risk profile of this benefit. Partial withdrawals from policies issued after November 1, 2003 will use the pro-rata method subject to state approval.
Policyholder partial withdrawals to date have not been significant. The Company assumes no partial withdrawals in its calculation of minimum death benefit guarantee reserves, but does include partial withdrawals in asset adequacy testing.

Federal Income Taxes

The Company files its federal income tax returns as a member of a consolidated federal income tax return of its upstream parent NLHC and other affiliated subsidiaries. Under a written tax sharing agreement approved by the Board of Directors, taxes are allocated among members of the group based upon separate return calculations with current credit for net losses.

F-19

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Federal Income Taxes (continued)

Deferred income tax assets and liabilities are recognized based upon temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Deferred income tax assets are subject to admissibility criterion based upon the expected reversal of temporary timing differences, the Company’s level of capital and surplus, and any deferred income tax liabilities. Unrealized gains and losses are presented net of related changes in deferred taxes. The net change in other deferred taxes is recorded in adjustments to unassigned surplus.

Adoption of New Accounting Standards

In December 2007, the NAIC issued SSAP No. 97, “Investments in Subsidiary, Controlled and
Affiliated Entities (“SCAs”), A Replacement of SSAP No. 88.” SSAP No. 97 made clarifications and provided additional guidance to SSAP No. 88. The most significant clarification was related to the requirement that SCAs, including downstream noninsurance holding companies, receive an unqualified U.S. GAAP opinion or receive an unqualified opinion on financial statements prepared in accordance with a foreign GAAP that includes an audited footnote reconciliation of the foreign GAAP to U.S. GAAP to be admitted assets. A limited exception to this audit requirement was provided to downstream noninsurance holding companies, which would allow the downstream noninsurance holding company not to be audited when certain requirements are met. Provided that the entities owned by an unaudited downstream noninsurance holding company receive U.S. GAAP audits, they are permitted to be an admitted asset. Assets of an unaudited downstream holding company would be nonadmitted. This statement is effective for fiscal year 2007. The adoption of this statement did not result in an impact on the Company.

In December 2006, the NAIC issued SSAP No. 96, “Settlement Requirements for Intercompany
Transactions, An Amendment to SSAP No. 25 – Accounting for and Disclosures about
Transactions with Affiliates and Other Related Parties” with an effective date of January 1, 2007.
This statement establishes a statutory aging threshold for admission of loans and advances to related parties outstanding as of the reporting date. In addition, this statement establishes an aging threshold for admission of receivables associated with transactions for services provided to related parties outstanding as of the reporting date. SSAP No. 96 requires that transactions between related parties be in writing and that written agreements provide for the timely settlement of amounts owed, with a specific due date. Amounts outstanding greater than 90 days from the due date are required to be nonadmitted. Adoption of this statement did not result in an impact to the Company’s consolidated financial condition or results of operations.

F-20

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

A. Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of admitted assets, liabilities, income, and expenses, and related disclosures in the notes to financial statements. Actual results could differ from estimates.

Reclassifications

Certain 2006 amounts have been reclassified to conform to the 2007 presentation.

B. Business Combinations and Goodwill

On July 2, 1999, National Financial Services (“NFS”), a wholly-owned subsidiary of the
Company, acquired the outstanding one-third interest in LSW National Holdings, Inc.
(“LSWNH”), the parent of Dallas, Texas based Life Insurance Company of the Southwest
(“LSW”). NFS had previously purchased a two-thirds interest in LSWNH in February 1996.
LSW is licensed in 49 states and specializes in the sale of individual annuities and universal life insurance. The transactions were accounted for as statutory purchases. Initial statutory basis goodwill was $73.1 million. In late 2005, the Company dissolved NFS and directly held 100% of the outstanding stock of LSWNH.

In 2007, LSWNH was merged with and into LSW. The Company now holds 100% of the outstanding stock of LSW. (See Note H)

Goodwill amortization relating to LSWNH was $0.6 million in 2007 and $7.4 million in 2006 and
2005.

There is no admitted goodwill at December 31, 2007. Total admitted goodwill was $0.6 million at
December 31, 2006.

Total nonadmitted goodwill at December 31 was $0 for both 2007 and 2006.

F-21

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments The amortized cost and the fair or comparable value of investments in bonds and preferred stocks are summarized as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
		(In Thousands)
At December 31, 2007
Bonds:
U.S. government obligations	$ 8,895	$ 381	$ –	$ 9,276
Government agencies, authorities
and subdivisions	32,700	3,175	–	35,875
Corporate:
Communications	350,783	17,242	3,877	364,148
Consumer & retail	414,681	10,158	7,141	417,698
Financial institutions	541,590	16,142	19,665	538,067
Industrial and chemicals	270,513	8,325	4,994	273,844
Other corporate	56,279	8,990	68	65,201
REITS	70,155	646	2,354	68,447
Transportation	60,173	3,584	391	63,366
Utilities	670,558	25,334	7,444	688,448
Total corporate	2,434,732	90,421	45,934	2,479,219

Private placements	455,834	17,751	3,052	470,533
Mortgage-backed securities	1,881,477	23,316	15,349	1,889,444
Total bonds	4,813,638	135,044	64,335	4,884,347

Preferred stocks	46,354	1,563	1,949	45,968
	$ 4,859,992	$ 136,607	$ 66,284	$ 4,930,315

F-22

National Life Insurance Company Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
		(In Thousands)
At December 31, 2006
Bonds:
U.S. government obligations	$ 33,869	$ 44	$ 170	$ 33,743
Government agencies, authorities
and subdivisions	119,496	1,762	1,327	119,931
Corporate:
Communications	337,839	19,733	3,494	354,078
Consumer & retail	369,486	9,878	4,373	374,991
Financial institutions	559,875	20,607	5,591	574,891
Industrial and chemicals	257,181	13,865	2,946	268,100
Other corporate	62,880	8,855	–	71,735
REITS	71,123	1,798	510	72,411
Transportation	49,576	3,762	257	53,081
Utilities	583,659	29,537	6,164	607,032
Total corporate	2,291,619	108,035	23,335	2,376,319

Private placements	430,437	16,781	4,182	443,036
Mortgage-backed securities	1,816,411	15,890	19,469	1,812,832
Total bonds	4,691,832	142,512	48,483	4,785,861

Preferred stocks	88,219	3,181	493	90,907
	$ 4,780,051	$ 145,693	$ 48,976	$ 4,876,768

A summary of the amortized cost and fair value of the Company’s investments in bonds at December 31, 2007, by contractual maturity, is as follows:

	Amortized	Fair
	Cost	Value
	(In Thousands)
Years to maturity:
One or less	$ 72,921	$ 73,666
After one through five	621,925	647,540
After five through ten	1,216,155	1,217,730
After ten	1,021,160	1,055,967
Mortgage-backed securities	1,881,477	1,889,444
Total	$4,813,638	$ 4,884,347

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

F-23

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued)

The gross unrealized gains and losses on, and the cost and fair value of, the Company’s investments in common stocks are summarized as follows:

		Gross Unrealized	Gross Unrealized
	Cost	Gains	Losses	Fair Value
(In Thousands)
At December 31, 2007:
Unaffiliated common stocks	$ 23,168	$ 2,682	$ 307	$ 25,543
Affiliated common stock	248,083	86,544	–	334,627
Total common stocks	$ 271,251	$ 89,226	$ 307	$ 360,170

At December 31, 2006:
Unaffiliated common stocks	$ 31,876	$ 7,066	$ 69	$ 38,873
Affiliated common stock	217,816	48,171	–	265,987
Total common stocks	$ 249,692	$ 55,237	$ 69	$ 304,860

F-24

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued)

The following table shows the Company’s investment gross unrealized losses and fair value
(after the effect of other-than-temporary impairments), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at
December 31, 2007 and 2006:

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
At December 31, 2007			(In Thousands)
Bonds:
Corporate:
Communications	$ 85,631	$ 3,204	$ 24,741	$ 673	$ 110,372	$ 3,877
Consumer & retail	129,638	4,279	55,087	2,862	184,725	7,141
Financial institutions	165,569	9,994	117,006	9,671	282,575	19,665
Industrial and chemicals	107,266	3,637	23,651	1,357	130,917	4,994
Other corporate	3,430	68	–	–	3,430	68
REITS	39,817	1,363	13,978	991	53,795	2,354
Transportation	6,861	126	7,587	265	14,448	391
Utilities	116,185	3,433	100,284	4,011	216,469	7,444
Total corporate	654,397	26,104	342,334	19,830	996,731	45,934

Private placements	128,645	1,979	41,058	1,073	169,703	3,052
Mortgage-backed securities	360,012	6,254	321,895	9,095	681,907	15,349
Total bonds	1,143,054	34,337	705,287	29,998	1,848,341	64,335

Preferred stocks	7,956	1,949	–	–	7,956	1,949
	$1,151,010	$ 36,286	$ 705,287	$ 29,998	$1,856,297	$ 66,284

F-25

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued)

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
At December 31, 2006			(In Thousands)
Bonds:
U.S. government obligations	$ 24,995	$ 110	$ 2,337	$ 60	$ 27,332	$ 170
Government agencies, authorities
and subdivisions	10,003	1	73,689	1,326	83,692	1,327
Corporate:
Communications	62,491	1,789	33,373	1,705	95,864	3,494
Consumer & retail	127,475	2,321	76,983	2,052	204,458	4,373
Financial institutions	99,400	1,124	130,375	4,467	229,775	5,591
Industrial and chemicals	65,148	1,323	31,487	1,623	96,635	2,946
REITS	16,725	181	13,170	329	29,895	510
Transportation	16,345	257	–	–	16,345	257
Utilities	77,649	1,252	102,721	4,912	180,370	6,164
Total corporate	465,233	8,247	388,109	15,088	853,342	23,335

Private placements	54,797	553	114,017	3,629	168,814	4,182
Mortgage-backed securities	452,930	4,434	448,921	15,035	901,851	19,469
Total bonds	1,007,958	13,345	1,027,073	35,138	2,035,031	48,483

Preferred stocks	–	–	13,877	493	13,877	493
	$1,007,958	$ 13,345	$1,040,950	$ 35,631	$2,048,908	$ 48,976

Of the $34.3 million total unrealized losses on debt securities in the less than 12 months category, $26.1 million was in the corporate bond portfolio.

The $26.1 million unrealized losses on the corporate bond portfolio in the less than 12 months category are concentrated in the financial institutions, consumer and retail, and industrial and chemicals sectors. The investment grade corporate index widened from approximately 91 basis points at the beginning of the year to 203 basis points at year end. This spread widening was caused in large part by the sub-prime mortgage crisis that infected short term credit markets, which in turn put pressure on many financial companies such as banks, securities firms, and monoline insurers. These rate movements are the primary cause of the unrealized loss positions.

Of the $30.0 million total unrealized losses in the more than 12 months category, $9.0 million of unrealized losses was in the mortgage backed securities portfolio. All of these securities are agency backed by either FHLMC, FNMA, or GNMA. During 2007, 10-year U.S. Treasury rate began the year at 4.70% and rose to a high of 5.30% by early June before declining to 3.80% in

F-26

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued)

December, settling the year at 4.02% . These rate movements are the primary cause of the unrealized loss positions.

The $9.0 million of unrealized losses on mortgage backed securities represents 1.33% of the aggregate fair value of the $681.9 million in mortgage backed securities with unrealized losses at
December 31, 2007.

The $19.8 million unrealized losses on the corporate bond portfolio in the more than 12 months category are concentrated in the financial institutions, utility, and consumer and retail sectors.
As noted in earlier comments about the less 12 month category, the main reason for the unrealized losses in this group was the pervasive market spread widening caused by the sub-
prime mortgage crisis and credit crunch.

Based on the facts and circumstances surrounding the individual securities and the Company’s ability and intent to hold the individual securities to maturity or recovery, the Company believes that the unrealized losses on these bonds at December 31, 2007 are temporary.

The Company recorded $1.0 million and $2.7 million of impairments on bonds in 2007 and
2006, respectively, and $0.4 million of impairments on preferred stocks in 2006. There were no impairments recognized on preferred stocks in 2007.

Mortgage Loans and Real Estate

The distributions of mortgage loans and real estate at December 31 were as follows:

	2007	2006
Geographic Region
New England	1.6%	6.1%
Middle Atlantic	4.0	5.0
East North Central	15.9	13.7
West North Central	9.7	9.6
South Atlantic	27.0	24.9
East South Central	2.1	2.0
West South Central	12.7	11.6
Mountain	9.0	10.9
Pacific	18.0	16.2

	100.0%	100.0%

F-27

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued) Mortgage Loans and Real Estate (continued)

	2007	2006
Property Type
Apartment	18.8%	19.7%
Retail	11.2	8.2
Office Building	38.1	42.4
Industrial	27.0	25.4
Hotel/Motel	1.0	1.0
Other Commercial	3.9	3.3

	100.0%	100.0%

The distribution of the book value of mortgages, classified by scheduled year of contractual maturity as of December 31, 2007 and 2006, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

	2007	2006

1 year or less	2.6%	3.0%
Over 1 through 3 years	8.6	15.8
Over 3 through 5 years	12.2	10.5
Over 5 through 10 years	55.2	49.5
Over 10 through 15 years	10.5	11.8
Over 15 through 20 years	8.8	7.2
Over 20 years	2.1	2.2

Total	100.0%	100.0%

The estimated fair value of mortgages at December 31, 2007 and 2006 was $895.0 million and
$875.5 million, respectively. The fair value of mortgages was estimated as the average of the present value of future cash flows under different scenarios of future mortgage interest rates
(including appropriate provisions for default losses) and related changes in borrower prepayments.

The maximum and minimum lending rates for mortgage loans during 2007 were 6.70% and
6.00%, and 6.74% and 5.64% during 2006. During 2007 and 2006, the Company did not reduce the interest rate on any outstanding mortgage loans.

F-28

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued) Mortgage Loans and Real Estate (continued) Mortgage loans and related valuation allowances at December 31 were as follows:

	2007	2006
	(In Thousands)
Unimpaired loans	$ –	$ 861,229
Impaired loans without valuation allowances	–	–
Subtotal	–	861,229
Impaired loans with valuation allowances	–	–
Related valuation allowances	–	–
Subtotal	–	–

Total	$ –	$ 861,229

	2007	2006
Impaired loans:	(In Thousands)
Average recorded investment	$ –	$ 2,830
Interest income recognized	–	37
Interest received	–	37

The Company had no investments in loans restructured with below market rates of interest at the refinancing date at December 31, 2007 and 2006.

The Company accrues interest income on impaired loans to the extent it is deemed collectible
(delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

Allowance for credit losses on mortgage loans:

	2007	2006
	(In Thousands)
Balance at beginning of period	$ –	$ 860
Additions charged to operations	–	–
Direct write-downs charged against the allowances	–	–
Recoveries of amounts previously charged off	–	(860)
Balance at the end of period	$ –	$ –

F-29

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued) Net Investment Income Major categories of the Company’s net investment income are summarized as follows:

	Year ended December 31
	2007	2006	2005
		(In Thousands)
Income
Bonds	$307,296	$299,189	$290,546
Preferred stocks	6,063	7,910	5,190
Common stocks, unaffiliated	1,580	1,371	40,620
Common stocks, affiliated	–	17,718	1,535
Mortgage loans	61,915	72,399	71,841
Real estate*	8,369	8,283	8,454
Contract loans	33,182	32,594	33,843
Short-term investments and cash	2,815	2,601	1,582
Other invested assets	15,974	9,775	51,717
Other	2,238	3,068	449
Total investment income	439,432	454,908	505,777
Expenses
Depreciation	1,923	1,887	2,091
Other	10,651	9,273	11,865
Total investment expenses	12,574	11,160	13,956
Net investment income	$426,858	$443,748	$491,821

* Includes amounts for the occupancy of company-owned property of $5,182,000, $5,120,000, and $5,125,000 in
2007, 2006, and 2005, respectively.

There was no nonadmitted accrued investment income at December 31, 2007 and 2006.

F-30

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued) Net Realized Gains and Losses

Realized capital gains and losses are reported net of federal income taxes and amounts transferred to the IMR as follows:

	2007	2006	2005
		(In Thousands)
Bonds and other debt securities
Gross gains	$ 3,368	$ 12,077	$ 7,814
Gross losses	(13,756)	(33,521)	(9,112)
Preferred stocks, unaffiliated
Gross gains	1,959	4	828
Gross losses	(591)	(428)	–
Common stocks, unaffiliated
Gross gains	7,865	936	2,007
Gross losses	(126)	(18)	(258)
Common stocks, affiliated
Gross losses	–	–	(31,454)
Other
Gross gains	850	7,344	34
Gross losses	(543)	(2,007)	(5,249)
Net realized capital losses	(974)	(15,613)	(35,390)
Amount transferred to IMR	9,465	26,516	(693)
	8,491	10,903	(36,083)
Less federal income taxes on realized capital
gains (losses) before effect of transfer to IMR	(5,955)	(12,012)	2,118
Net realized capital losses	$ 2,536	$ (1,109)	$(33,965)

The Company had a 60% partnership interest in Lake Carlton Arms (“LCA”), a 1,812-unit apartment complex in Florida. The Company sold its interest in LCA in late 2006, which resulted in a gain of $7.3 million and is included in other gross gains on the schedule of realized capital gains and losses previously presented.

Loaned Securities

Collateral held and the corresponding liability for collateral held for loaned securities was
$126.1 million and $164.8 million at December 31, 2007 and 2006, respectively. The collateral held and corresponding liability are presented net in accordance with SSAP 91, “Accounting for
Transfers and Servicing of Financial Assets and Extinguishments of Liabilities”. The fair value of the loaned securities was $124.0 million and $161.6 million at December 31, 2007 and 2006, respectively. The Company’s earnings with respect to its modified securities lending program were $0.7 million less expenses of $0.2 million in 2007 and $0.5 million less expenses of $0.1 million in 2006.

F-31

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

C. Investments (continued) Loan-Backed Securities (continued)

Prepayment assumptions used in the calculation of the effective yield and valuation of loan-
backed bonds and structured securities are based on available industry sources and information provided by lenders. The retrospective adjustment methodology is used for the valuation of securities held by the Company. The Company has elected to use book value as of January 1,
1994 as the cost for securities purchased prior to January 1, 1994 in lieu of historical cash flows.

Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

The Company recorded $0.2 million and $1.4 million of impairments on non-public joint ventures in 2007 and 2006, respectively. These joint ventures have underlying characteristics of common stock. Fair values utilized in determining impairments were determined by the Company based on the joint venture’s operating results.

Repurchase Agreements

The Company also periodically enters into repurchase agreements on U.S. Treasury securities to enhance the yield of its bond portfolio. These transactions are accounted for as financings as the securities received at the end of the repurchase period are identical to the securities transferred.
Any repurchase liability is included in other liabilities. There were no open transactions at
December 31, 2007 or 2006.

D. Nonadmitted Assets

The Company’s nonadmitted assets at December 31 are as follows:

	2007	2006
	(In Thousands)
Net deferred tax asset	$ 69,523	$ 93,909
Furniture and equipment	2,235	2,157
Software applications	10,404	10,492
Prepaid pension asset	17,677	20,591
Prepaid expenses	4,112	2,620
Other	3,826	4,735
Total nonadmitted assets	$ 107,777	$ 134,504

F-32

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

E. Investment Products

The Company issues several different investment products, including flexible premium annuities, single premium deferred annuities and supplementary contracts not involving life contingencies.
The book value of liabilities for these investment products was $698.5 million and $735.6 million at December 31, 2007 and 2006, respectively. The fair value of liabilities for these investment products was $729.0 million and $744.0 million at December 31, 2007 and 2006, respectively.
The fair value of these liabilities was estimated as the average of the present value of future cash flows under different scenarios of future interest rates of A-rated corporate bonds and related changes in premium persistency and surrenders.

F. Reinsurance

For individual life products sold beginning in August 2004, the company increased the amount it retains to $2.0 million of risk on any person. Prior to that and beginning January 1, 2002, the
Company generally retained no more than $1.0 million of risk on any person (excluding accidental death benefits and dividend additions). Reinsurance for life products is ceded under yearly renewable term, coinsurance, and modified coinsurance agreements with various reinsurers. Total individual life premiums ceded were $47.1 million, $45.2 million, and $41.8 million for the years ended December 31, 2007, 2006, and 2005, respectively, and are included as a reduction of insurance income. Total individual life insurance ceded was $21.1 billion and
$20.9 billion of the $43.5 billion and $43.1 billion in force at December 31, 2007 and 2006, respectively. The Company has assumed a small amount of yearly renewable term reinsurance from non-affiliated insurers.

At December 31, 2007 and 2006, the Company did not have ownership or control over any non-
affiliated reinsurers, and there were no policies reinsured outside the United States with companies owned or controlled by an affiliated entity.

There were no unilaterally cancelable reinsurance agreements (for reasons other than for nonpayment of premium or other similar credits) in effect at December 31, 2007 and 2006.

No reinsurance agreements were in force at December 31, 2007 and 2006 which could reasonably result in a payment to the reinsurer in excess of the total direct premiums collected. No new reinsurance agreements were enacted during the year which included life insurance policies inforce at the end of the previous year.

F-33

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

F. Reinsurance (continued)

Disability income products are significantly reinsured under coinsurance and modified coinsurance agreements primarily with Unum Provident Corporation (“UNUM”) where the
Company cedes 80% of the experience risk on the block of business. The Company pays UNUM an interest rate of 7% on the reserves held by the Company. Total disability income premiums ceded in 2007, 2006, and 2005 were $32.1 million, $33.5 million, and $35.1 million, respectively.
The Company’s agreements with UNUM meet risk transfer criteria to qualify for reinsurance accounting treatment as prescribed by the Department.

In 2007, a number of assumptions used in the calculation of the Company’s disability income reserves were revised, resulting in disability income reserves being increased by $21.2 million.
This increase in reserves resulted in $16.5 million in cash being transferred to the Company from
UNUM. The net amount of approximately $4.7 million was charged directly to capital and surplus in 2007.

The Company would be liable with respect to any ceded insurance should any reinsurer be unable to meet its assumed obligations.

As of December 31, 2007 and 2006, the Company had $3.3 billion and $3.7 billion, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Vermont. At December 31, 2007 and 2006, reserves on the above in force insurance totaled $69.1 million and $65.2 million, respectively, and are included in policy reserves.

G. Federal Income Taxes

NLHC files a consolidated tax return which includes all of its downstream subsidiaries including the Company. The method of allocation for federal income tax expense between the companies is pursuant to a written agreement approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled periodically.

F-34

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

G. Federal Income Taxes (continued) The components of the net deferred tax asset at December 31 are as follows:

	2007	2006
	(In Thousands)
Total gross deferred tax assets	$ 224,140	$ 245,115
Total deferred tax liabilities	(83,947)	(79,483)
Net deferred tax asset	140,193	165,632
Deferred tax asset nonadmitted	(69,523)	(93,909)
Net admitted deferred tax asset	$ 70,670	$ 71,723

Current income taxes incurred consist of the following major components:

	2007	2006	2005
Current income tax expense (benefit) on:		(In Thousands)
Operations	$ (4,622)	$ (2,051)	$ 12,437
Capital gains/losses	3,349	3,123	(1,694)
Surplus	(38)	(30)	(60)
Total income tax expense (benefit)	$ (1,311)	$ 1,042	$ 10,683

The main components of the deferred tax assets and liabilities at December 31 are as follows:

	2007	2006
	(In Thousands)
Deferred tax assets:
Reserves	$ 77,540	$ 89,813
Policy DAC	58,431	59,374
Policyholder dividends	22,265	22,423
Deferred compensation	61,400	57,786
Other	4,504	15,719
Total deferred tax assets	224,140	245,115
Nonadmitted deferred tax assets	(69,523)	(93,909)
Admitted deferred tax assets	154,617	151,206
Deferred tax liabilities:
Deferred intercompany gain	38,279	38,280
Premiums receivable	24,865	25,746
Net unrealized gains	10,490	5,871
Other invested assets	2,424	1,388
Depreciable assets	4,294	3,740
Other	3,595	4,458
Total deferred tax liabilities	83,947	79,483
Net deferred tax asset	$ 70,670	$ 71,723

F-35

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

G. Federal Income Taxes (continued) The net change in nonadmitted deferred tax assets was as follows:

	2007	2006
	(In Thousands)
Net increase (decrease) in nonadmitted
deferred tax assets	$(24,386)	$1,957

The change in net deferred income taxes is comprised of the following:

	2007	2006	Change
		(In Thousands)
Total deferred tax assets	$224,140	$245,115	$ (20,975)
Total deferred tax liabilities	(83,947)	(79,483)	(4,464)
Net deferred tax asset	$140,193	$165,632	(25,439)
Less: tax effect of unrealized gains			4,618
Less: tax effect of increase in minimum pension
obligation			7,114
Adjusted change in gross deferred taxes			$ (13,707)

The provision for federal income taxes incurred in 2007 is different from that which would be obtained by applying the statutory federal income tax rate of 35% to income before income taxes.
The tax at the statutory rate and significant items causing this difference are as follows:

(In Thousands)
Operations and gains provision computed at
statutory rate	$ 20,236
Dividends received deduction and tax
exempt interest	(2,668)
Interest maintenance reserve	(773)
COLI	(2,164)
Low income housing credits	(1,892)
Surplus reserve adjustments	(1,649)
Other	1,306
Total	$ 12,396

Current federal income tax provision	$ (1,311)
Adjusted change in gross deferred taxes	13,707
Statutory federal income taxes	$ 12,396

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation
No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement
No. 109” (“FIN 48”). The NAIC is still evaluating the applicability of FIN 48 to statutory

F-36

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

G. Federal Income Taxes (continued)

financial reporting. Because statutory guidance has not been issued, the Company has not yet determined the statutory impact of adoption on its statutory financial statements. The Company continues to recognize tax benefits and related reserves in accordance with SSAP No. 5,
“Liabilities, Contingencies and Impairments of Assets”.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows
(in thousands):

2007

Balance, beginning of year	$225
Additions based on tax positions related to the current year	89
Additions for tax positions of prior years	50

Balance, end of year	$364

Included in the tax liability for unrecognized tax benefits at December 31, 2007, are $89,000 of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for unrecognized tax benefit balance as of December 31, 2007 includes $260,000 of unrecognized tax benefits that, if recognized, would impact the Company’s effective rate. It is not likely that the amount of unrecognized tax benefits will decrease within the next twelve months as a result of the settlement of tax audits.

The Company recognizes accrued interest and penalties related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of interest and penalties recognized in the Company’s financial statements as of December 31, 2007 was
$104,000.

Subsequent to January 1, 2007, the IRS has completed federal exams for tax years ending prior to 2004. No changes to unrecognized tax benefits occurred due to the closing of these exams.

Income taxes incurred that will be available for recoupment in the event of future net losses are as follows:

(In Thousands)

2007	$6,628
2006	1,174
2005	9,223

F-37

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

H. Information Concerning Parent, Subsidiaries and Affiliates

During 2005, the Company dividended its interests of approximately $9.3 million in National
Life Capital Management, Inc. (“NLCAP”) and Administrative Services, Inc. (“ASI”), wholly owned subsidiaries of the Company, to NLVF. Prior to the Company’s dividend of its interest in
NLCAP to NLVF, NLCAP dividended assets of approximately $38.9 million to the Company.

The Company paid a cash dividend of $10 million to NLVF in both 2007 and 2006.

In 2007, the Company contributed $30 million to LSWNH as a capital contribution.
Subsequently, LSWNH made a $30 million capital contribution to LSW.

In late 2005, the Company dissolved NFS and held 100% of the outstanding stock of LSWNH.
Prior to dissolution, NFS had $80.0 million of debt. NFS had cumulative operating losses, primarily due to the servicing of the debt. As a result of these losses, the company had recorded an unrealized loss of $31.5 million with respect to its investment in NFS prior to the date of dissolution. In connection with the dissolution of NFS, the Company recognized realized losses of $31.5 million with a corresponding reduction in unrealized losses.

LSWNH dividended cash of approximately $17.7 million and $1.8 million to the Company during 2006 and 2005, respectively. LSWNH did not pay a dividend to the Company during
2007.

On December 31, 2007, pursuant to a Plan of Merger, LSWNH was merged with and into LSW.
LSWNH had assets of $267.0 million of which $266.7 million was its carrying value of the common stock of LSW prior to the merger. The Company now has a direct 100% ownership interest in LSW.

All intercompany transactions are settled on a current basis. Amounts payable or receivable at
December 31 generally represent year end cost allocations, reinsurance transactions, and income taxes and are included in the accompanying Statements of Admitted Assets, Liabilities and
Surplus.

No guarantees or undertakings on behalf of an affiliate resulting in a material contingent exposure of the Company’s surplus existed at December 31, 2007 and 2006.

The Company and several of its subsidiaries and affiliates share common facilities and employees. Expenses are periodically allocated according to specified reimbursement agreements. The Company had no agreements in place at December 31, 2007 to potentially move nonadmitted assets into subsidiaries or affiliates.

F-38

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

I. Benefit Plans

The Company sponsors a qualified defined benefit pension plan covering substantially all
National Life Group employees (“HOEPP”). The plan is administered by the Company and is non-contributory, with benefits for Company employees hired prior to July 1, 2001 based on an employee’s retirement age, years of service, and compensation near retirement. Benefits for
Company employees hired after June 30, 2001 and non-Company employees are based on the amount credited to the employee's account each year, which is a factor of the employee's age, service and compensation, increased at a specified rate of interest. Plan assets are primarily bonds and common stocks held in a Company separate account and funds invested in a general account group annuity contract issued by the Company. The Company also sponsors other non-
qualified pension plans, including a non-contributory defined benefit plan for general agents that provides benefits based on years of service and sales levels, a non-contributory defined supplemental benefit plan for certain executives and a non-contributory defined benefit plan for retired directors. These non-qualified defined benefit pension plans are not separately funded.
Participation costs for non-Company employees are allocated to subsidiaries and affiliates as appropriate.

The Company sponsors four defined benefit postretirement plans that provide medical, dental, and life insurance benefits to employees and agents. Substantially all employees and agents who began service prior to July 1, 2001 may be eligible for retiree benefits if they reach normal retirement age and meet certain minimum service requirements while working for the Company.
Most of the plans are contributory, with retiree contributions adjusted annually, and contain cost sharing features such as deductibles and copayments. The plans are not funded and the Company pays for the plan benefits on a current basis. The plan costs are recognized as benefits are earned.
These defined benefit plans are included in the other benefits category in the tables that follow.

At December 31, 1998, the Company entered into agreements with a downstream affiliate,
NRPA, a wholly-owned subsidiary of NLCAP, whereby NRPA assumed the primary obligation for the servicing of certain deferred compensation, accrued vested General Agent pension plan, and other benefit obligations from the Company in exchange for a lump-sum payment. The
Company remained contingently liable for these plans in the event that NRPA was unable to fulfill its contractual obligations. The Company also transferred its pension administration and servicing operations to NRPA at December 31, 1998. The Company transferred additional non-
qualified pension obligations to NRPA between 1998 and 2004.

On January 1, 2005, the Company entered into agreements with NRPA whereby the Company assumed the primary obligation for the servicing of all the Company’s non-qualified pension obligations. This included all the defined contribution deferred compensation plans, General

F-39

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

I. Benefit Plans (continued)

Agents Pension Plan, and other benefit obligations previously transferred to NRPA. Invested assets and plan liabilities of approximately $125 million were transferred from NRPA to the
Company.

The following tables show the plans' combined funded status at December 31:

	Pension Benefits				Other Benefits
	2007	2006	2005	2007	2006	2005
			(In Thousands)
(1) Change in benefit obligation
Benefit obligation at beginning of
year	$248,534	$249,800	$150,205	$34,130	$33,040	$27,429
Transfer-in from affiliate – PBO	–	–	91,240	–	–	–
Service cost	4,959	5,789	5,502	999	1,486	1,435
Interest cost	14,251	13,651	13,539	1,949	1,839	1,669
Actuarial (gain) loss	(4,489)	(5,846)	18,297	(1,910)	(69)	4,598
Transfer-in from affiliate –
actuarial loss	–	–	(14,289)	–	–	–
Benefits paid	(13,030)	(14,860)	(14,055)	(2,471)	(2,166)	(2,091)
Curtailments	–	–	(639)	(1,257)	–	–
Benefit obligation at end of year	$250,225	$248,534	$249,800	$31,440	$34,130	$33,040

	Pension Benefits				Other Benefits
	2007	2006	2005	2007	2006	2005
			(In Thousands)
(2) Change in plan assets
Fair value of plan assets at
beginning of year	$131,705	$108,682	$ 99,147	$–	$–	$–
Actual return on plan assets	21,614	7,625	8,739	–	–	–
Employer contribution	3,116	22,300	7,081	–	–	–
Benefits paid	(7,985)	(6,902)	(6,285)	–	–	–
Fair value of plan assets at end of
year	$148,450	$131,705	$108,682	$–	$–	$–

F-40

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

I. Benefit Plans (continued)

	Pension Benefits				Other Benefits
	2007	2006	2005	2007	2006	2005
			(In Thousands)
(3) Funded status
Unamortized prior service benefit	$ (390)	$ (449)	$ (508)	$ (1,257)	$ – $	(841)
Unrecognized net loss	47,034	67,561	76,898	1,171	3,891	5,047
Additional funding for minimum
pension liability	32,430	52,757	60,410	–	–	–
Remaining net obligation or net
asset at initial date of application	–	–	–	3,615	4,430	5,168
Prepaid assets or (accrued
liabilities)	(53,074)	(50,802)	(62,679)	(27,911)	(25,809)	(23,666)

	Pension Benefits				Other Benefits
	2007	2006	2005	2007	2006	2005
			(In Thousands)
(4) Benefit obligation for non-vested
employees	$14,668	$14,310	$16,620	$5,135	$6,651	$7,879

The components of net periodic benefit cost are as follows:

	Pension Benefits				Other Benefits
	2007	2006	2005	2007	2006	2005
			(In Thousands)
Components of net periodic benefit cost
Service cost	$ 4,959	$ 5,789	$ 5,502	$ 999	$1,486	$1,435
Interest cost	14,251	13,651	13,539	1,949	1,839	1,669
Expected (return) on plan assets	(9,926)	(9,221)	(7,949)	–	–	–
Amortization of unrecognized
transition obligation or transition
asset	–	–	–	815	738	738
Amount of unrecognized gains and
losses	4,351	5,086	4,074	810	1,087	(167)
Amount of prior service cost
recognized	(59)	(59)	(66)	–	(841)	(841)
Total net periodic benefit cost	$ 13,576	$15,246	$15,100	$4,573	$4,309	$2,834

The measurement date for all the plans was October 1 preceding the date of the balance sheet.

The total accumulated benefit obligation was $236.0 million, $234.2 million, and $233.8 million at December 31, 2007, 2006, and 2005, respectively.

F-41

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

I. Benefit Plans (continued)

The HOEPP prepaid pension asset of $17.7 million, $20.6 million, and $5.5 million at December
31, 2007, 2006, and 2005, respectively, is accounted for as a nonadmitted asset.

In 2007 a decrease of $20.4 million, in 2006 a decrease of $7.6 million, and in 2005 a increase of
$32.8 million in the minimum pension liability were recorded as an adjustment to surplus. The minimum funding obligation liability at December 31, 2007, 2006 and 2005 was $32.4 million,
$52.8 million, and $60.4 million, respectively. There were no admitted intangible pension assets at December 31, 2007, 2006, or 2005.

		Pension Benefits			Other Benefits
	2007	2006	2005	2007	2006	2005
Weighted-average assumptions as
of Dec. 31
a. Discount rate	6.00%	5.75%	5.50%	6.00%	5.75%	5.50%
b. Rate of compensation increase	Varies -	Varies -	Varies -	N/A	N/A	N/A
	based on	based on	based on
	age	age	age
c. Expected long-term rate of
return on plan assets	7.75%	8.00%	8.00%	N/A	N/A	N/A

Effective January 1, 2007, the Company closed its postretirement benefit plans for agents and agency staff employees to new retirees. This change generated prior service benefits of $1.3 million and will be amortized over the remaining life expectancy of plan participants.

The projected health care cost trend rate (“HCCTR”) was 8% for 2007 and 10% for 2006 and
2005. This projected rate declines linearly to 5% in 2011 and remains level thereafter.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. Increasing the assumed HCCTR by one percentage point in each year would increase the accumulated postretirement benefit obligation (“APBO”) by about $2.4 million and increase the 2007 service and interest cost components of net periodic postretirement benefit cost by about $0.2 million. Decreasing the assumed HCCTR by one percentage point in each year would reduce the APBO by about $2.1 million. The 2007 service and interest cost components of net periodic postretirement benefit cost would not change significantly. The Company uses the straight-line method of amortization for prior service cost and unrecognized gains and losses.

F-42

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

I. Benefit Plans (continued)

Plan assets are invested as follows:

Plan Asset Category	October 1, 2007	October 1, 2006
Bonds	38%	39%
Common stocks	61	58
Group annuity contract
and other	1	3
Total	100%	100%

Investments are selected pursuant to investment objectives, policy, and guidelines as approved by the Chief Investment Officer of the Company and by the Committee on Finance of the
Company’s Board of Directors. The primary objective is to maximize long-term total return within the investment policy and guidelines. The Company’s investment policy for the plan assets is to achieve a target allocation of approximately 50%-75% stocks and 25%-50% bonds and other fixed income instruments when measured at fair value. Investments in the obligations of any one issuer, other than the United States of America government or its agencies, shall not exceed 5% of the total investment portfolio. Further, no more than 50% of the total investment portfolio shall be invested in any major industry group (for example, public utilities, industrial, mortgage-backed or asset-backed securities, etc.), and no more than 30% shall be invested in any sub-industry (for example, oil, gas, or steel).

The Company’s expected long-term rate of return of 7.75% is based upon an expected return on stock investments of 10%-11%, and a weighted expected return of 5%-6% on fixed income investments. These projections were based on the Company’s historical and projected experience and on long term projections by investment research organizations.

Projected benefit payments for defined benefit obligations and for projected Medicare Part D reimbursements for each of the five years following December 31, 2007, and in aggregate for the five years thereafter is as follows (in thousands):

			Projected Medicare
	Projected Pension	Projected Other	Part D
Year	Benefit Payments	Benefit Payments	Reimbursements
		(In Thousands)
2008	$16,918	$ 2,646	$ 235
2009	16,570	2,738	251
2010	16,625	2,797	267
2011	16,841	2,853	281
2012	17,740	2,884	300
2013-2017	94,467	14,685	1,706

F-43

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

I. Benefit Plans (continued)

The Company’s general policy is to contribute the regulatory minimum required amount into its separately funded defined benefit pension plan. However, the Company may elect to make larger contributions subject to maximum contribution limitations. The Company’s expected minimum required 2008 contribution is approximately $1.8 million.

The Company provides 401-K plans for its employees. For employees hired prior to July 1,
2001, up to 3% of an employee's salary may be invested by the employee in a plan and matched by funds contributed by the Company subject to applicable maximum contribution guidelines.
Employees hired prior to July 1, 2001, and below specified levels of compensation also receive a foundation contribution of 1.5% of compensation. Employees beginning service after June 30,
2001 will receive a 50% match on up to 6% of an employee’s salary, subject to applicable maximum contribution guidelines. Additional employee voluntary contributions may be made to the plans subject to contribution guidelines. Accumulated funds may be invested by the employee in a group annuity contract with the Company or in mutual funds (several of which are sponsored by an affiliate of the Company). Vesting and withdrawal privilege schedules are attached to the Company's matching contributions. Plan assets invested in the mutual funds are outside the Company and as such are excluded from the Company's assets and liabilities. The
Company’s contribution to 401-K plans for its employees was $0.8 million, $1.1 million, and
$1.0 million for the years ended December 31, 2007, 2006, and 2005, respectively.

The Company also provides a 401-K plan for it’s regular full-time agents whereby accumulated funds may be invested by the agent in a group annuity contract with the Company or in mutual funds (several of which are sponsored by an affiliate of the Company). Total annual contributions can not exceed certain limits which vary based on total agent compensation. No
Company contributions are made to the plan. Plan assets invested in the mutual funds are outside the Company and as such are excluded from the Company's assets and liabilities. The
Company’s contribution to its 401-K plan for agents was $0.2 million and $0.3 million for the years ended December 31, 2006, and 2005, respectively. The Company’s contribution in 2007 was approximately $30,000.

The Company also has a defined contribution pension plan covering substantially all full-time agents. Contributions of 6.1% of each agent’s compensation up to the Social Security taxable wage base and 7.5% of the agent’s compensation in excess of the wage base, subject to the maximum legal limitations for qualified plans, are made each year. Accumulated funds may be invested by the agent in a group annuity contract with the Company or in mutual funds (several of which are sponsored by an affiliate of the Company). Plan assets invested in the mutual funds are outside the Company and as such are excluded from the Company’s assets and liabilities.

F-44

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

I. Benefit Plans (continued)

During the fourth quarter of 2005, the Company announced plans to restructure a significant number of general agencies. These restructurings included the termination or redeployment of several general agent participants in a non-contributory defined benefit plan. The effect of this curtailment was to reduce the projected benefit obligation at December 31, 2005 by $0.6 million with a corresponding reduction in unrecognized losses. There was no effect on 2005 net income.

J. Capital and Surplus, Shareholder Dividend Restrictions and Quasi-Reorganizations

At December 31, 2007 and 2006, the Company had 2.5 million shares authorized and outstanding. All shares are Class A shares. No preferred stock has been issued.

On January 1, 1999, the Company converted from a mutual to a stock insurance company as part of a reorganization into a mutual holding company corporate structure. Under the provisions of the reorganization, the Company issued 2.5 million common stock $1 par shares to its parent and recorded $5.0 million of additional paid-in-capital as transfers from unappropriated surplus.

Prior to the conversion, policyowners held policy contractual and membership rights from
National Life. The contractual rights, as defined in the various insurance and annuity policies, remained with National Life after the conversion. Membership interests held by policyowners of
National Life at December 31, 1998 were converted to membership interests in NLHC, a mutual insurance holding company created for this purpose. NLHC currently owns all the outstanding shares of NLVF, a stock holding company created for this purpose, which in turn currently owns all the outstanding shares of National Life. NLHC currently has no other significant assets, liabilities or operations other than that related to its ownership of NLVF’s outstanding stock.
Similarly, NLVF currently has no significant assets or operations other than those related to investments funded by a 2002 dividend from the Company, subsidiary’s dividended by the
Company in 2005 as previously discussed, issuance of $220 million in debt financing in 2003, issuance of an additional $75 million in debt financing in 2005, and its ownership of National
Life’s outstanding stock. Under the terms of the reorganization, NLHC must always hold a majority of the voting shares of NLVF.

Policyowner surplus is restricted by required statutory surplus of $5 million, other state permanent surplus (guaranty fund) requirements of $500,000, and special surplus amounts required by the State of New York in connection with variable annuity business. There were no changes in the balances of any special surplus funds from the prior period.

During 2007 and 2006, the Company paid a cash dividend of $10 million to NLVF. During 2005, the Company dividended its interest of approximately $9.3 million in NLCAP and ASI, wholly

F-45

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

J. Capital and Surplus, Shareholder Dividend Restrictions and Quasi-Reorganizations
(continued)

owned subsidiaries of the Company, to NLVF. Dividends declared by the Company in excess of the lesser of net gain from operations or 10% of statutory surplus require pre-approval by the
Commissioner. Within the limitations of the above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to the shareholder. No stock is held for special purposes.

The Company did not receive any capital contributions from its parent, NLVF, during 2007,
2006, and 2005.

The Company also has two lines of credit available. A $25 million line of credit with State Street
Bank, based on an adjustable rate equal to LIBOR plus 50 basis points. The outstanding balance was $0 as of December 31, 2007 and 2006. The Company also has a $20 million line of credit with Banknorth Group, based on an adjustable rate equal to LIBOR plus 37.5 basis points. The outstanding balance on the Banknorth line of credit was $0 as of December 31, 2007 and 2006.

K. Business Risks, Commitments and Contingencies

Business Risks

The Company operates in a business environment subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk and credit risk. Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments and amounts due to policyholders. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company controls its exposure to this risk by, among other things, asset/liability management techniques that account for the cash flow characteristics of the assets and liabilities.

Asset based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the equity markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

Risks Related To Credit Markets

Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company attempts to manage

F-46

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

K. Business Risks, Commitments and Contingencies (continued)

Risks Related To Credit Markets (continued)

its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. Management does not believe that significant concentrations of credit risk existed as of and for the years ended December 31, 2007 and 2006.

In 2007, the slowing of the U.S. housing market, rising residential mortgage rates, and relaxed underwriting standards by residential mortgage loan originators have led to higher delinquency and loss rates, reduced credit availability, and liquidity in the residential loan market. The high delinquency and loss rates have been experienced on what is commonly referred to as sub-prime mortgages which are mortgages made to high risk borrowers. The Company has only limited exposure to sub-prime mortgages. All of this exposure is comprised of securities purchased as part of its securities lending program. The Company has hired a lending agent to manage it securities lending program and as of December 31, 2007, the Company had $124,943,258
invested in short term securities as part of this program. Of the total, approximately $21,350,519 was invested in asset backed securities backed by sub-prime mortgages. As of December 31,
2007, these securities had an unrealized loss of $733,042.

Commitments and Contingencies

The Company anticipates additional capital investments of $85.1 million into existing limited partnerships and private placement investments due to funding commitments.

At December 31, 2007, the Company has $16.0 million in outstanding mortgage loan funding commitments.

In the ordinary course of business, the nature of the Company’s business subjects it to claims, law suits, regulatory examinations, and other proceedings. The results of these matters cannot be predicted with certainty. There can be no assurance that these matters will not have a material adverse effect on the Company’s results of operations in any future period and a material judgment could have a material adverse impact on the Company’s financial condition and results of operations. However, it is the opinion of management, after consultation with legal counsel that, based on information currently available, the ultimate outcome of these matters will not have a material adverse impact on the business, financial condition, or operating results of the
Company.

During 1997, several class action lawsuits were filed against the Company in various states related to the sale of life insurance policies during the 1980’s and 1990’s. The Company

F-47

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

K. Business Risks, Commitments and Contingencies (continued)

Commitments and Contingencies (continued)

specifically denied any wrongdoing. The Company agreed to a settlement of these class action lawsuits in June 1998. This agreement was subsequently approved by the court in October 1998.
The settlement provided class members with various policy enhancement options and new product purchase discounts. Class members could instead pursue alternative dispute resolution according to predetermined guidelines. All of the alternative dispute resolution cases had been settled by December 31, 2000. Qualifying members also opted out of the class action to preserve their litigation rights against the Company. Management believes that while the ultimate cost of this litigation (including those who opted out of the class action) is still uncertain, it is unlikely, after considering existing provisions, to have a material adverse effect on the Company’s financial position. Existing provisions for this contingency were reduced in each year beginning in 2001, and are included as other adjustments to surplus.

The Company participates in the guaranty association of each state in which it conducts business.
The amount of any assessment is based on various rates, established by members of the National
Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”). At December
31, 2007 and 2006, the Company had accrued assessment charges of $1.1 million with expected payment over the next five years. The Company has also recorded a related asset of $117,000 for premium tax credits, which are expected to be realized through 2016.

The Company currently leases rights to the use of certain data processing hardware and software from Perot Systems Corporation, Plano, Texas. The following is a schedule of future minimum lease payments as of December 31, 2007 (in millions):

Operating
Year	Leases
2008	$ 4.6
2009	4.6
2010	4.6
2011	4.6
2012	4.5
Thereafter	1.9
Total minimum lease payments	$ 24.8

F-48

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

K. Business Risks, Commitments and Contingencies (continued)

Commitments and Contingencies (continued)

The Company has a multi year contract for information systems application and infrastructure services from Keane, Inc., Boston, Massachusetts. The contract became effective on February 1,
2004. The Company’s remaining obligation under the contract as of December 31, 2007 (in millions):

Contract
Year	Obligation
2008	$14.1
2009	14.1
2010	1.2
Total contract obligation	$29.4

L. Closed Block

The Closed Block was established on January 1, 1999 as part of the conversion to a mutual holding company corporate structure. The Closed Block was initially funded on January 1, 1999 with cash and securities totaling $2.2 billion. Assets, liabilities, and results of operations of the
Closed Block are presented in their normal categories on the statements of admitted assets, liabilities and surplus, and on the statements of income and capital and surplus.

At December 31, 2007 and 2006, Closed Block liabilities exceeded Closed Block assets, and no additional dividend obligation was required.

F-49

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

M. Annuity Reserves, Supplementary Contracts, and Other Deposit Fund Liabilities

At December 31, 2007, the Company’s annuity reserves and other deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal
(without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(In Thousands)
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 48,168	3%
At book value less current surrender charge of 5% or more	212,164	12%
Total with adjustment or at market value	260,332	15%
Subject to discretionary withdrawal (without adjustment) at
book value with minimal or no charge or adjustment	1,166,629	66%
Not subject to discretionary withdrawal	326,744	19%
Total annuity reserves and deposit fund liabilities — before
reinsurance	1,753,705	100%
Less reinsurance ceded	–
Net annuity reserves and deposit fund liabilities	$1,753,705

N. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2007, were as follows:

	Gross	Net of Loading
(In thousands)
Ordinary new business	$ 2,896	$ 1,241
Ordinary renewal	70,403	69,821
Total	$ 73,299	$ 71,062

O. Separate Accounts

Separate and variable accounts held by the Company represent funds held in connection with certain variable annuity, variable universal life, Company sponsored benefit plans, and funds invested on behalf of group pensions. All separate account assets are carried at fair value. The
Company participates in certain separate accounts. All of the Company's separate accounts are nonguaranteed.

F-50

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

O. Separate Accounts (continued)

	2007	2006
	(In thousands)
Separate account premiums and considerations	$ 79,601	$ 98,513

Reserves for accounts with assets at fair value	939,157	894,508

The withdrawal characteristics of separate accounts at December 31 were as follows:

	2007	2006
	(In thousands)
Subject to discretionary withdrawal with adjustment –
At book value (which equals fair value) less surrender charge of 5%
or more	$198,913	$346,859

Subject to discretionary withdrawal without adjustment –
At book value (which equals fair value)	584,631	404,903

Not subject to discretionary withdrawal	155,613	142,746
Total reserves	$939,157	$894,508

A reconciliation of net transfers to/from separate accounts during 2007 and 2006 is as follows:

	2007	2006
(In thousands)
Net transfers to/from separate accounts	$ (17,331)	$ 32,430
Reconciling items	–	–
Total	$ (17,331)	$ 32,430

P. Derivative Financial Instruments

The Company may purchase and sell various derivative instruments, including equity options, forwards and futures based on the S&P 500 index in order to hedge its obligation with respect to equity indexed life insurance. These derivative instruments generally cost 5% or less of the indexed liabilities at the time they are purchased and are authorized under state law, and are purchased from counterparties which conform to the Companies’ policies and guidelines regarding derivative instruments. The standard option position involves contracts with durations of one year or less and, except for dynamic portfolio balancing (which is limited), are held to maturity.

F-51

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

P. Derivative Financial Instruments (continued)

These instruments are marked to market daily and may produce exposure in excess of internal counterparty limits established by the Company’s investment policy. The Company requires the counterparties to post collateral on its behalf to correct any overage stemming from either trading activity or market movements. The Company receives cash or cash equivalents as collateral for any excess exposure and records the collateral received as a liability.

Investments in these types of instruments generally involve the following types of risk: in the case of over-the-counter options, there are no guarantees that markets will exist for these investments if the Company desired to close out a position; exchanges may impose trading limits which may inhibit the Company’s ability to close out positions in exchange-listed instruments;
and, if the Company has an open position with a dealer that becomes insolvent, the Company may experience a loss. The Company analyzes its position in derivative instruments relative to its insurance requirements each market day.

The Company purchases options from only highly rated counterparties. However, in the event a counterparty failed to perform, the loss would be equal to the fair value of the net options held from that counterparty.

Cash may be required, depending on market movement, when (1) buying an option or (2) closing an option or futures position. Counterparties may make a single net payment at maturity. Initial acquisition of instruments and subsequent balancing are performed solely for the purpose of hedging liabilities presented by indexed products.

The net notional amount of options purchased, options written, and those embedded in policy liabilities for the current policy year is essentially is essentially zero. The notional amounts of futures at December 31 were as follows (in thousands):

	2007	2006
Notional amounts:
Futures	$5,155	$9,987

F-52

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

P. Derivative Financial Instruments (continued) The carrying value of options, futures, and credit default swaps at December 31 were as follows (in thousands):

	2007	2006
Carrying values:
Options purchased (included in other invested assets)	$2,624	$ –
Options written (included in other liabilities)	(781)	–
Futures purchased (included in other invested assets)	394	972
Net carrying value	$2,237	$972

Q. Fair Value of Financial Instruments

The carrying values and estimated fair values of financial instruments at December 31 were as follows:

	2007			2006
	Carrying	Estimated Fair	Carrying	Estimated Fair
	Value	Value	Value	Value
			(In thousands)
Cash and short-term investments	$ 6,620	$ 6,620	$ 129,752	$ 129,752
Bonds	4,813,638	4,884,347	4,691,832	4,785,861
Preferred stocks	46,354	45,968	88,219	90,907
Common stocks – Unaffiliated	25,543	25,543	38,873	38,873
Mortgage loans	853,081	895,037	861,229	875,487
Contract loans	563,907	568,298	564,281	567,879

Investment product liabilities	698,488	729,044	735,616	743,952

For cash and short-term investments carrying value approximates estimated fair value.

Fair value for bonds, preferred stocks, and unaffiliated common stocks are based on published prices by the SVO of the NAIC, if available. In the absence of SVO published prices, or when amortized cost is used by the SVO, quoted market prices by other third party organizations, if available, are used to calculate fair value. If neither SVO published prices nor quoted market prices are available, management estimates the fair value based on the quoted market prices of securities with similar characteristics or on industry recognized valuation techniques.

Investments in 100% owned insurance subsidiaries are carried at statutory surplus, less adjustments for surplus notes issued to NLVF. These subsidiaries are privately held and therefore fair values are not obtainable.

F-53

National Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

Q. Fair Value of Financial Instruments (continued)

Mortgage loan fair values are estimated as the average of discounted cash flows under different scenarios of future mortgage interest rates (including appropriate provisions for default losses and borrower prepayments).

For variable rate contract loans the unpaid balance approximates fair value. Fixed rate contract loan fair values are estimated based on discounted cash flows using the current variable contract loan rate (including appropriate provisions for mortality and repayments).

Investment product liabilities include flexible premium annuities, single premium deferred annuities, and supplementary contracts not involving life contingencies. Investment product fair values are estimated as the average of discounted cash flows under different scenarios of future interest rates of A-rated corporate bonds and related changes in premium persistency and surrenders.

R. Reconciliation to Statutory Annual Statements

These financial statements reflect an adjustment to an inter-company commission accrual between the Company and LSW. This adjustment was recorded subsequent to the filing of the
Company’s 2004 annual statement with the Department. The effect of this adjustment was to increase commissions and operating expenses by $1.2 million and decrease federal income tax expense by $0.4 million, with a corresponding increase in unrealized gains of $0.8 million from that previously reported to the Department. This adjustment was reflected in the 2005 annual statement.

	2007		2006		2005
	Net		Net		Net
	Income	Surplus	Income	Surplus	Income	Surplus
			(In thousands)
Per annual statement, as filed	$65,012	$826,783	$79,710	$707,989	$91,566	$623,465

Commission expense	–	–	–	–	1,241	1,241
Tax expense	–	–	–	–	(434)	(434)
Unrealized	–	–	–	–	–	(807)
Per accompanying financial statements	$65,012	$826,783	$79,710	$707,989	$92,373	$623,465

F-54

NATIONAL VARIABLE ANNUITY ACCOUNT II (A Separate Account of National Life Insurance Company) FINANCIAL STATEMENTS * * * * * DECEMBER 31, 2007

F-55

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of National Life Insurance Company and Policyholders of National Variable Annuity Account II:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-
accounts constituting the National Variable Annuity Account II (a Separate Account of National Life
Insurance Company) (the Variable Account) at December 31, 2007, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Hartford, Connecticut April 18 2008

F-56

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

December 31, 2007

Total Assets and Net Assets:
Investments in shares of mutual fund portfolios at market value:
(contractholder accumulation units and unit value)

AIM Variable Insurance Dynamics Fund (230,558.35 units at $10.25 per unit)	$ 2,362,654
AIM Variable Insurance Global Health Care Fund (341,259.65 units at $11.09 per unit)	$ 3,783,324
AIM Variable Insurance Technology Fund (328,944.24 units at $4.86 per unit)	$ 1,599,083
Alger American Growth Fund (488,401.25 units at $18.62 per unit)	$ 9,092,983
Alger American Leveraged AllCap Fund (326,390.51 units at $13.41 per unit)	$ 4,377,449
Alger American Small Capitalization Fund (314,790.35 units at $16.38 per unit)	$ 5,157,454
American Century Variable Income & Growth Portfolio (489,066.33 units at $13.49 per unit)	$ 6,598,162
American Century Variable Inflation Protection Portfolio (1,255,322.99 units at $11.49 per unit)	$ 14,424,718
American Century Variable International Portfolio (617,151.46 units at $18.10 per unit)	$ 11,170,455
American Century Variable Ultra Portfolio (25,823.38 units at $12.33 per unit)	$ 318,507
American Century Variable Value Portfolio (1,112,047.50 units at $18.48 per unit)	$ 20,550,604
American Century Variable Vista Portfolio (493,762.64 units at $17.07 per unit)	$ 8,427,980
Dreyfus Variable Investment Appreciation Portfolio (216,453.19 units at $12.88 per unit)	$ 2,788,894
Dreyfus Variable Investment Developing Leaders Portfolio (26,843.91 units at $10.20 per unit)	$ 273,792
Dreyfus Variable Investment Quality Bond Portfolio (111,744.54 units at $11.05 per unit)	$ 1,234,621
Dreyfus Variable Investment Socially Responsible Growth Fund (90,726.82 units at $8.15 per unit)	$ 739,016
DWS Variable Series II Dreman High Return Equity Portfolio (58,291.22 units at $13.39 per unit) (1)	$ 780,627
DWS Variable Series II Dreman Small Cap Value Portfolio (544,208.72 units at $16.06 per unit) (1)	$ 8,741,685
Franklin Templeton Variable Insurance Products Trust Foreign Securities Fund (774,545.94 units at $17.09 per unit) $	13,237,320
Franklin Templeton Variable Insurance Products Trust Mutual Shares Securities Fund (166,258.54 units at $14.24 per unit)	$ 2,368,336
Franklin Templeton Variable Insurance Products Trust Global Real Estate Fund (162,047.58 units at $14.10 per unit) (2)	$ 2,285,520
Franklin Templeton Variable Insurance Products Trust Small Cap Fund (26,565.34 units at $13.31 per unit)	$ 353,466
Franklin Templeton Variable Insurance Products Trust Small Cap Value Securities Fund (92,809.03 units at $14.30	$ 1,327,152
JP Morgan Series Trust II International Equity Portfolio (320,948.47 units at $15.04 per unit)	$ 4,826,192
JP Morgan Series Trust II Small Company Portfolio (93,558.55 units at $15.76 per unit)	$ 1,474,755
(1) Effective February 6, 2006, the Scudder Variable Series II Funds and the Scudder VIP Funds were renamed the DWS Variable Series II Funds and the DWS VIP Funds.
(2) Formerly the Franklin Real Estate Fund.
The accompanying notes are an integral part of these financial statements.
F-57

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

December 31, 2007

Total Assets and Net Assets:
Investments in shares of mutual fund portfolios at market value:
(contractholder accumulation units and unit value)

Neuberger Berman Advisors Management Trust Fasciano Portfolio (485,098.06 units at $11.42 per unit)	$ 5,542,035
Neuberger Berman Advisors Management Trust Limited Maturity Portfolio (1,735,213.11 units at $10.59 per unit)	$ 18,374,326
Neuberger Berman Advisors Management Trust Mid Cap Growth Portfolio (83,823.01 units at $17.65 per unit)	$ 1,479,765
Neuberger Berman Advisors Management Trust Partners Portfolio (193,427.51 units at $16.68 per unit)	$ 3,226,769
Sentinel Variable Products Trust Balanced Fund (943,052.61 units at $16.19 per unit)	$ 15,263,919
Sentinel Variable Products Trust Bond Fund (1,062,958.16 units at $15.26 per unit)	$ 16,223,177
Sentinel Variable Products Trust Common Stock Fund (2,603,670.88 units at $17.99 per unit)	$ 46,837,430
Sentinel Variable Products Trust Mid Cap Growth Fund (718,600.16 units at $18.89 per unit)	$ 13,577,411
Sentinel Variable Products Trust Money Market Fund (811,951.30 units at $12.54 per unit)	$ 10,185,585
Sentinel Variable Products Trust Small Company Fund (1,236,392.58 units at $32.39 per unit)	$ 40,042,276
T Rowe Price Equity Series Blue Chip Growth Portfolio (1,139,712.29 units at $13.44 per unit)	$ 15,318,257
T Rowe Price Equity Series Equity Income Portfolio (121,053.58 units at $13.63 per unit)	$ 1,649,860
T Rowe Price Equity Series Health Sciences Portfolio (97,259.14 units at $14.35 per unit)	$ 1,395,750
Variable Insurance Product Funds Contrafund Portfolio (814,520.78 units at $26.05 per unit)	$ 21,218,249
Variable Insurance Product Funds Equity Income Portfolio (982,693.53 units at $17.98 per unit)	$ 17,672,607
Variable Insurance Product Funds Growth Portfolio (718,993.68 units at $18.05 per unit)	$ 12,974,933
Variable Insurance Product Funds High Income Portfolio (848,981.86 units at $11.30 per unit)	$ 9,597,025
Variable Insurance Product Funds Index 500 Portfolio (1,356,255.13 units at $16.49 per unit)	$ 22,362,548
Variable Insurance Product Funds Investment Grade Bond Portfolio (1,660,150.55 units at $13.52 per unit)	$ 22,440,600
Variable Insurance Product Funds Mid Cap Portfolio (296,831.58 units at $18.13 per unit)	$ 5,382,542
Variable Insurance Product Funds Overseas Portfolio (1,138,868.59 units at $18.05 per unit)	$ 20,560,266
Wells Fargo Discovery Fund (287,929.41 units at $21.67 per unit)	$ 6,238,378
Wells Fargo Opportunity Fund (308,691.14 units at $23.36 per unit)	$ 7,210,914

The accompanying notes are an integral part of these financial statements.

F-58

NATIONAL VARIABLE ANNUITY ACCOUNT II (A Separate Account of National Life Insurance Company) STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2007

	AIM Variable Insurance Funds				Alger American Fund
		Global			Leveraged	Small
	Dynamics	Health Care	Technology	Growth	AllCap	Capitalization

Investment income:
Dividend income	$ –	$ –	$ –	$ 36,448	$ –	$ –

Expenses:
Mortality and expense risk
and administrative charges	35,335	55,526	23,496	140,869	49,575	76,849

Net investment gain (loss)	(35,335)	(55,526)	(23,496)	(104,421)	(49,575)	(76,849)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	–	–	–	–	–

Net realized gain (loss) from shares sold	333,418	355,802	119,595	1,605,435	404,888	930,912

Net unrealized appreciation
(depreciation) on investments	(35,527)	91,787	4,859	195,357	605,546	(55,517)

Net realized and unrealized
gain (loss) on investments	297,891	447,589	124,454	1,800,792	1,010,434	875,395

Increase (decrease) in net assets
resulting from operations	$ 262,556	$ 392,063	$ 100,958	$ 1,696,371	$ 960,859	$ 798,546

The accompanying notes are an integral part of these financial statements.

F-59

NATIONAL VARIABLE ANNUITY ACCOUNT II (A Separate Account of National Life Insurance Company) STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2007

			American Century Variable Portfolios
	Income &	Inflation
	Growth	Protection	International	Ultra	Value	Vista

Investment income:
Dividend income	$ 150,894	$ 620,083	$ 63,842	$ –	$ 323,376	$ –

Expenses:
Mortality and expense risk
and administrative charges	109,259	181,686	141,682	2,906	296,084	140,390

Net investment gain (loss)	41,635	438,397	(77,840)	(2,906)	27,291	(140,390)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	-	–	–	1,676,928	-

Net realized gain (loss) from shares sold	904,495	(74,480)	874,291	11,797	296,804	2,204,745

Net unrealized appreciation
(depreciation) on investments	(989,740)	696,867	712,816	22,789	(3,364,750)	1,154,428

Net realized and unrealized
gain (loss) on investments	(85,245)	622,387	1,587,107	34,586	(1,391,019)	3,359,173

Increase (decrease) in net assets
resulting from operations	$ (43,610)	$ 1,060,785	$ 1,509,268	$ 31,680	$ (1,363,728)	$ 3,218,783

The accompanying notes are an integral part of these financial statements.

F-60

NATIONAL VARIABLE ANNUITY ACCOUNT II (A Separate Account of National Life Insurance Company) STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2007

		Dreyfus Variable Investment Fund			DWS Scudder Variable Series II (1)
		Developing	Quality	Socially	Dreman	Dreman
	Appreciation	Leaders	Bond	Responsible	High Return Equity	Small Cap Value

Investment income:
Dividend income	$ 141,373	$ 1,610	$ 51,812	$ 4,118	$ 8,262	$ 18,662

Expenses:
Mortality and expense risk
and administrative charges	91,941	3,621	15,126	10,924	10,947	77,100

Net investment gain (loss)	49,432	(2,011)	36,686	(6,805)	(2,685)	(58,438)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	28,149	–	–	6,549	447,799

Net realized gain (loss) from shares sold	1,212,642	(2,856)	(4,591)	73,986	36,006	80,329

Net unrealized appreciation
(depreciation) on investments	(932,231)	(61,298)	(9,595)	(21,675)	(68,715)	(648,009)

Net realized and unrealized
gain (loss) on investments	280,411	(36,005)	(14,186)	52,311	(26,160)	(119,880)

Increase (decrease) in net assets
resulting from operations	$ 329,843	$ (38,016)	$ 22,500	$ 45,506	$ (28,846)	$ (178,318)

	(1) In 2006, the Scudder Variable Series II mutual fund portfolio was renamed DWS Scudder Variable Series II.

The accompanying notes are an integral part of these financial statements.

F-61

NATIONAL VARIABLE ANNUITY ACCOUNT II (A Separate Account of National Life Insurance Company) STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2007

		Franklin Templeton Variable Insurance Products Trust				JP Morgan Series Trust II
	Foreign	Mutual	Global	Small	Small	International	Small
	Securities	Shares	Real Estate(1)	Cap	Cap Value	Equity	Company

Investment income:
Dividend income	$ 209,133	$ 32,462	$ 70,064	$ –	$ 8,646	$ 51,429	$ 148

Expenses:
Mortality and expense risk
and administrative charges	157,401	31,383	41,452	4,796	20,138	68,577	24,601

Net investment gain (loss)	51,733	1,079	28,612	(4,796)	(11,492)	(17,149)	(24,453)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	477,008	79,479	217,214	23,355	88,902	–	79,425

Net realized gain (loss) from shares sold	583,390	131,517	(95,625)	30,952	111,459	670,464	98,019

Net unrealized appreciation
(depreciation) on investments	368,168	(184,550)	(858,203)	(21,223)	(242,399)	(267,828)	(255,995)

Net realized and unrealized
gain (loss) on investments	1,428,566	26,445	(736,614)	33,084	(42,037)	402,636	(78,551)

Increase (decrease) in net assets
resulting from operations	$ 1,480,299	$ 27,525	$ (708,002)	$ 28,288	$ (53,530)	$ 385,487	$ (103,005)

		(1) Formerly known as Franklin Real Estate Fund.

The accompanying notes are an integral part of these financial statements.

F-62

NATIONAL VARIABLE ANNUITY ACCOUNT II (A Separate Account of National Life Insurance Company) STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2007

	Neuberger Berman Advisors Management Trust
		Limited	Mid Cap
	Fasciano	Maturity	Growth	Partners

Investment income:
Dividend income	$ –	$ 487,239	$ –	$ 20,930

Expenses:
Mortality and expense risk
and administrative charges	75,646	235,950	15,423	46,121

Net investment gain (loss)	(75,646)	251,289	(15,423)	(25,190)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	41,318	–	–	327,525

Net realized gain (loss) from shares sold	131,183	38,977	59,710	130,838

Net unrealized appreciation
(depreciation) on investments	(167,727)	260,330	125,846	(183,746)

Net realized and unrealized
gain (loss) on investments	4,773	299,307	185,556	274,616

Increase (decrease) in net assets
resulting from operations	$ (70,873)	$ 550,596	$ 170,133	$ 249,426

The accompanying notes are an integral part of these financial statements.

F- 63

NATIONAL VARIABLE ANNUITY ACCOUNT II (A Separate Account of National Life Insurance Company) STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2007

			Sentinel Variable Products Trust
			Common	Growth		Mid Cap	Money	Small
	Balanced	Bond	Stock	Index (2)		Growth	Market	Company

Investment income:
Dividend income	$ 348,620	$ 641,217	$ 517,020	$ -	$ –		$ 485,521	$ 239,229

Expenses:
Mortality and expense risk
and administrative charges	233,175	229,396	657,414	-		190,912	146,385	576,848

Net investment gain (loss)	115,445	411,821	(140,395)	-		(190,912)	339,136	(337,619)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	862,554	-	874,968		–	–	–	3,847,066

Net realized gain (loss) from shares sold	1,185,920	(135,703)	3,307,957	-		1,508,792	-	881,540

Net unrealized appreciation
(depreciation) on investments	(1,019,469)	614,462	(180,624)	-		1,205,810	-	(1,546,426)

Net realized and unrealized
gain (loss) on investments	1,029,005	478,759	4,002,301	-		2,714,602	-	3,182,180

Increase (decrease) in net assets
resulting from operations	$ 1,144,450	$ 890,580	$ 3,861,906	$ -	$ 2,523,690		$ 339,136	$ 2,844,561

	(2) In 2006, the assets of the SVPT Growth Fund were merged with the assets of the SVPT Mid Cap Growth Fund.

The accompanying notes are an integral part of these financial statements.

F-64

NATIONAL VARIABLE ANNUITY ACCOUNT II (A Separate Account of National Life Insurance Company) STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2007

	T Rowe Price Equity Series			Variable Insurance Product Funds
	Blue Chip	Equity	Health		Equity
	Growth	Income	Sciences	Contrafund	Income	Growth

Investment income:
Dividend income	$ 13,062	$ 25,132	$ –	$ 191,216	$ 335,142	$ 108,056

Expenses:
Mortality and expense risk
and administrative charges	223,762	23,739	22,644	298,965	258,751	179,827

Net investment gain (loss)	(210,700)	1,393	(22,644)	(107,749)	76,391	(71,771)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	99,402	103,289	5,111,882	1,478,024	10,650

Net realized gain (loss) from shares sold	1,086,029	86,434	206,418	2,615,432	1,743,100	1,536,786

Net unrealized appreciation
(depreciation) on investments	731,695	(158,204)	(79,979)	(4,453,187)	(3,232,807)	1,413,941

Net realized and unrealized
gain (loss) on investments	1,817,724	27,632	229,728	3,274,127	(11,682)	2,961,377

Increase (decrease) in net assets
resulting from operations	$ 1,607,024	$ 29,025	$ 207,084	$ 3,166,378	$ 64,709	$ 2,889,606

The accompanying notes are an integral part of these financial statements.

F-65

NATIONAL VARIABLE ANNUITY ACCOUNT II (A Separate Account of National Life Insurance Company) STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2007

		Variable Insurance Product Funds				Wells Fargo Variable Trust Funds
	High		Investment
	Income	Index 500	Grade Bond	Mid Cap	Overseas	Discovery	Opportunity

Investment income:
Dividend income	$ 798,795	$ 878,943	$ 984,907	$ 49,358	$ 611,685	$ –	$ 48,136

Expenses:
Mortality and expense risk
and administrative charges	137,959	345,443	321,188	75,144	254,610	90,715	113,713

Net investment gain (loss)	660,837	533,500	663,719	(25,786)	357,075	(90,715)	(65,577)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	–	-	496,014	1,081,005	–	1,128,021

Net realized gain (loss) from shares sold	25,544	2,819,150	(353,338)	135,364	1,950,566	670,437	233,688

Net unrealized appreciation
(depreciation) on investments	(544,429)	(2,301,059)	345,559	88,085	(741,739)	636,188	(837,218)

Net realized and unrealized
gain (loss) on investments	(518,885)	518,091	(7,779)	719,464	2,289,832	1,306,625	524,491

Increase (decrease) in net assets
resulting from operations	$ 141,952	$ 1,051,591	$ 655,940	$ 693,678	$ 2,646,907	$ 1,215,910	$ 458,914

The accompanying notes are an integral part of these financial statements.

F- 66

		NATIONAL VARIABLE ANNUITY ACCOUNT II
		(A Separate Account of National Life Insurance Company)

		STATEMENTS OF CHANGES IN NET ASSETS

		FOR THE YEAR ENDED DECEMBER 31, 2007

	AIM Variable Insurance Funds				Alger American Fund
		Health			Leveraged	Small
	Dynamics	Sciences (1)	Technology	Growth	AllCap	Capitalization

Net investment income (loss)	$ (35,335)	$ (55,526)	$ (23,496)	$ (104,421)	$ (49,575)	$ (76,849)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	–	–	–	–	–

Net realized gain (loss) from shares sold	333,418	355,802	119,595	1,605,435	404,888	930,912

Net unrealized appreciation
(depreciation) on investments	-35,527	91,787	4,859	195,357	605,546	-55,517

Net realized and unrealized
gain (loss) on investments	297,891	447,589	124,454	1,800,792	1,010,434	875,395

Increase (decrease) in net assets
resulting from operations	262,556	392,063	100,959	1,696,371	960,859	798,546

Accumulation unit transactions:
Participant deposits	72,773	77,145	49,772	131,397	114,724	222,590
Transfers between investment
sub-accounts and general account, net	-121,960	-260,585	-88,139	-683,448	1,240,698	-169,300
Net surrenders and lapses	-379,691	-530,139	-236,580	-2,671,239	-383,385	-991,670
Contract benefits	-15,635	-67,305	–	-115,789	-3,619	-9,979
Loan collateral interest received	–	130	155	123	73	28
Transfers for policy loans	–	1,178	1,627	524	730	-48
Contract charges	-1,404	-2,842	-1,495	-7,993	-2,307	-4,231
Other	-695	-289	-217	-87	1,256	-1,142

Total net accumulation unit transactions	-446,611	-782,707	-274,876	-3,346,513	968,169	-953,752

Increase (decrease) in net assets	-184,055	-390,644	-173,918	-1,650,142	1,929,028	-155,206

Net assets, beginning of period	$ 2,546,709	$ 4,173,968	$ 1,773,001	$ 10,743,125	$ 2,448,421	$ 5,312,660

Net assets, end of period	$ 2,362,654	$ 3,783,324	$ 1,599,083	$ 9,092,983	$ 4,377,449	$ 5,157,454

Units Issued, Transferred and Redeemed:
Beginning balance	274,929.94	415,276.77	387,355.19	682,503.10	240,392.39	374,886.88
Units issued	7,230.16	7,295.30	10,576.58	7,621.19	10,190.43	14,025.53
Units transferred	(12,116.90)	(24,642.40)	(18,729.55)	(39,640.84)	110,205.62	(10,667.68)
Units redeemed	(39,484.85)	(56,670.02)	(50,257.98)	(162,082.20)	(34,397.93)	(63,454.38)
Ending balance	230,558.35	341,259.65	328,944.24	488,401.25	326,390.51	314,790.35

The accompanying notes are an integral part of these financial statements.

F- 67

		NATIONAL VARIABLE ANNUITY ACCOUNT II
		(A Separate Account of National Life Insurance Company)

		STATEMENTS OF CHANGES IN NET ASSETS

		FOR THE YEAR ENDED DECEMBER 31, 2007

			American Century Variable Portfolios
	Income &	Inflation
	Growth	Protection	International	Ultra	Value	Vista

Net investment income (loss)	$ 41,635	$ 438,397	$ (77,840)	$ (2,906)	$ 27,291	$ (140,390)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	–	–	–	1,676,928	0

Net realized gain (loss) from shares sold	904,495	-74,480	874,291	11,797	296,804	2,204,745

Net unrealized appreciation
(depreciation) on investments	-989,740	696,867	712,816	22,789	-3,364,750	1,154,428

Net realized and unrealized
gain (loss) on investments	-85,245	622,387	1,587,107	34,586	-1,391,019	3,359,173

Increase (decrease) in net assets
resulting from operations	-43,610	1,060,785	1,509,268	31,680	-1,363,728	3,218,783

Accumulation unit transactions:
Participant deposits	248,531	1,581,653	1,612,616	29,830	1,747,247	1,292,549
Transfers between investment
sub-accounts and general account, net	-294,405	1,266,127	355,195	121,193	2,701,721	-5,384,189
Net surrenders and lapses	-1,486,253	-1,237,282	-781,396	-3,247	-2,870,671	-828,734
Contract benefits	-58,359	-73,299	-40,391	–	-271,946	-69,215
Loan collateral interest received	94	–	46	–	312	–
Transfers for policy loans	531	–	240	–	-1,134	0
Contract charges	-3,909	-6,059	-4,025	-80	-12,790	-4,469
Other	-47	1,825	-878	-243	-4,643	2,221

Total net accumulation unit transactions	-1,593,818	1,532,964	1,141,406	147,452	1,288,096	-4,991,837

Increase (decrease) in net assets	-1,637,428	2,593,749	2,650,674	179,132	-75,631	-1,773,055

Net assets, beginning of period	$ 8,235,590	$ 11,830,969	$ 8,519,781	$ 139,375	$ 20,626,235	$ 10,201,035

Net assets, end of period	$ 6,598,162	$ 14,424,718	$ 11,170,455	$ 318,507	$ 20,550,604	$ 8,427,980

Units Issued, Transferred and Redeemed:
Beginning balance	601,543.80	1,113,774.46	547,976.90	13,484.80	1,044,069.87	823,729.18
Units issued	17,539.10	146,044.24	97,732.08	2,496.09	92,208.73	85,439.05
Units transferred	(20,776.48)	116,909.72	21,526.48	10,141.28	142,579.88	(355,901.48)
Units redeemed	(109,240.09)	(121,405.43)	(50,084.00)	(298.79)	(166,810.98)	(59,504.11)
Ending balance	489,066.33	1,255,322.99	617,151.46	25,823.38	1,112,047.50	493,762.64

The accompanying notes are an integral part of these financial statements.

F-68

		NATIONAL VARIABLE ANNUITY ACCOUNT II
		(A Separate Account of National Life Insurance Company)

		STATEMENTS OF CHANGES IN NET ASSETS

		FOR THE YEAR ENDED DECEMBER 31, 2007

		Dreyfus Variable Investment Fund			DWS Scudder Variable Series II (1)
		Developing	Quality	Socially	Dreman	Dreman
	Appreciation	Leaders	Bond	Responsible	High Return Equity	Small Cap Value

Net investment income (loss)	$ 49,432	$ (2,011)	$ 36,686	$ (6,805)	$ (2,685)	$ (58,438)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	28,149	–	–	6,549	447,799

Net realized gain (loss) from shares sold	1,212,642	-2,856	-4,591	73,986	36,006	80,329

Net unrealized appreciation
(depreciation) on investments	-932,231	-61,298	-9,595	-21,675	-68,715	-648,009

Net realized and unrealized
gain (loss) on investments	280,411	-36,005	-14,186	52,311	-26,160	-119,880

Increase (decrease) in net assets
resulting from operations	329,843	-38,016	22,500	45,506	-28,846	-178,318

Accumulation unit transactions:
Participant deposits	780,228	24,950	82,592	32,009	74,051	757,506
Transfers between investment
sub-accounts and general account, net	-6,615,366	86,734	304,864	-60,902	86,512	6,124,735
Net surrenders and lapses	-592,234	-9,534	-45,265	-84,341	-24,125	-489,739
Contract benefits	-16,566	-1,386	-949	-38,590	–	-34,822
Loan collateral interest received	31	–	–	–	42	42
Transfers for policy loans	160	–	–	–	–	-3,073
Contract charges	-2,875	-253	-578	-517	-375	-2,132
Other	5	-79	-133	-479	-2,747	-1,403

Total net accumulation unit transactions	-6,446,617	100,433	340,530	-152,820	133,358	6,351,115

Increase (decrease) in net assets	-6,116,774	62,417	363,030	-107,314	104,513	6,172,797

Net assets, beginning of period	$ 8,905,668	$ 211,375	$ 871,591	$ 846,330	$ 676,114	$ 2,568,888

Net assets, end of period	$ 2,788,894	$ 273,792	$ 1,234,621	$ 739,016	$ 780,627	$ 8,741,685

Units Issued, Transferred and Redeemed:
Beginning balance	730,198.31	18,175.92	80,546.01	110,434.19	48,695.97	161,908.39
Units issued	62,178.09	2,153.36	7,566.86	4,127.79	5,328.01	45,597.49
Units transferred	(527,193.09)	7,485.69	27,930.85	(7,853.79)	6,224.59	368,673.59
Units redeemed	(48,730.12)	(971.06)	(4,299.18)	(15,981.37)	(1,957.35)	(31,970.75)
Ending balance	216,453.19	26,843.91	111,744.54	90,726.82	58,291.22	544,208.72

(1) In 2006, the Scudder Variable Series II mutual fund portfolio was renamed DWS Scudder Variable Series II.

The accompanying notes are an integral part of these financial statements.

F-69

		NATIONAL VARIABLE ANNUITY ACCOUNT II
		(A Separate Account of National Life Insurance Company)

		STATEMENTS OF CHANGES IN NET ASSETS

		FOR THE YEAR ENDED DECEMBER 31, 2007

		Franklin Templeton Variable Insurance Products Trust				JP Morgan Series Trust II
	Foreign	Mutual	Global	Small	Small	International	Small
	Securities	Shares	Real Estate(1)	Cap	Cap Value	Equity	Company

Net investment income (loss)	$ 51,733	$ 1,079	$ 28,612	$ (4,796)	$ (11,492)	$ (17,149)	$ (24,453)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	477,008	79,479	217,214	23,355	88,902	–	79,425

Net realized gain (loss) from shares sold	583,390	131,517	-95,625	30,952	111,459	670,464	98,019

Net unrealized appreciation
(depreciation) on investments	368,168	-184,550	-858,203	-21,223	-242,399	-267,828	-255,995

Net realized and unrealized
gain (loss) on investments	1,428,566	26,445	-736,614	33,084	-42,037	402,636	-78,551

Increase (decrease) in net assets
resulting from operations	1,480,299	27,525	-708,002	28,288	-53,530	385,487	-103,005

Accumulation unit transactions:
Participant deposits	1,747,724	397,383	379,728	73,872	184,209	319,140	56,531
Transfers between investment
sub-accounts and general account, net	1,721,663	411,639	-238,300	33,532	-12,858	-145,272	-216,381
Net surrenders and lapses	-853,833	-243,470	-289,523	-78,432	-261,865	-600,938	-226,072
Contract benefits	-46,644	–	-543	–	–	-1,588	-
Loan collateral interest received	41	–	42	–	–	14	19
Transfers for policy loans	213	–	–	–	–	-31	134
Contract charges	-4,949	-1,580	-2,070	-194	-725	-2,823	-1,213
Other	-2,557	-1,597	-2,470	174	-152	-1,352	-336

Total net accumulation unit transactions	2,561,659	562,375	-153,136	28,952	-91,390	-432,849	-387,318

Increase (decrease) in net assets	4,041,958	589,899	-861,138	57,240	-144,920	-47,362	-490,323

Net assets, beginning of period	$ 9,195,362	$ 1,778,437	$ 3,146,658	$ 296,226	$ 1,472,072	$ 4,873,554	$1,965,078

Net assets, end of period	$ 13,237,320	$ 2,368,336	$ 2,285,520	$ 353,466	$ 1,327,152	$ 4,826,192	$ 1,474,755

Units Issued, Transferred and Redeemed:
Beginning balance	612,574.54	127,395.57	174,101.91	24,421.84	99,096.40	349,417.97	115,961.87
Units issued	110,507.00	27,461.19	29,890.84	5,469.23	12,672.99	20,990.60	3,269.86
Units transferred	108,859.21	28,446.36	(18,758.13)	2,482.57	(884.59)	(9,554.87)	(12,515.95)
Units redeemed	(57,394.81)	(17,044.58)	(23,187.04)	(5,808.30)	(18,075.77)	(39,905.23)	(13,157.23)
Ending balance	774,545.94	166,258.54	162,047.58	26,565.34	92,809.03	320,948.47	93,558.55

(1) Formerly known as Franklin Real Estate Fund.

The accompanying notes are an integral part of these financial statements.

F-70

	NATIONAL VARIABLE ANNUITY ACCOUNT II
	(A Separate Account of National Life Insurance Company)

	STATEMENTS OF CHANGES IN NET ASSETS

	FOR THE YEAR ENDED DECEMBER 31, 2007

	Neuberger Berman Advisors Management Trust
		Limited	Mid Cap
	Fasciano	Maturity	Growth	Partners

Net investment income (loss)	$ (75,646)	$ 251,289	$ (15,423)	$ (25,190)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	41,318	–	–	327,525

Net realized gain (loss) from shares sold	131,183	38,977	59,710	130,838

Net unrealized appreciation
(depreciation) on investments	-167,727	260,330	125,846	-183,746

Net realized and unrealized
gain (loss) on investments	4,773	299,307	185,556	274,616

Increase (decrease) in net assets
resulting from operations	-70,873	550,596	170,133	249,426

Accumulation unit transactions:
Participant deposits	980,698	2,185,024	180,017	274,401
Transfers between investment
sub-accounts and general account, net	234,321	2,095,797	658,002	-127,453
Net surrenders and lapses	-443,929	-1,587,654	-102,694	-337,856
Contract benefits	-34,081	-79,949	–	-15,330
Loan collateral interest received	51	36	–	139
Transfers for policy loans	267	187	–	-2,211
Contract charges	-2,187	-7,313	-398	-1,955
Other	-909	-754	991	-1,641

Total net accumulation unit transactions	734,231	2,605,374	735,918	-211,906

Increase (decrease) in net assets	663,358	3,155,970	906,051	37,519

Net assets, beginning of period	$ 4,878,677	$ 15,218,356	$ 573,714	$ 3,189,250

Net assets, end of period	$ 5,542,035	$ 18,374,326	$ 1,479,765	$ 3,226,769

Units Issued, Transferred and Redeemed:
Beginning balance	423,265.64	1,484,819.93	39,266.72	206,120.72
Units issued	82,588.33	209,994.86	12,320.90	16,436.68
Units transferred	19,733.04	201,419.59	38,019.03	(7,634.45)
Units redeemed	(40,488.95)	(161,021.27)	(5,783.64)	(21,495.44)
Ending balance	485,098.06	1,735,213.11	83,823.01	193,427.51

The accompanying notes are an integral part of these financial statements.

F-71

		NATIONAL VARIABLE ANNUITY ACCOUNT II
			(A Separate Account of National Life Insurance Company)

		STATEMENTS OF CHANGES IN NET ASSETS

		FOR THE YEAR ENDED DECEMBER 31, 2007

			Sentinel Variable Products Trust
			Common	Growth	Mid Cap	Money	Small
	Balanced	Bond	Stock	Index (2)	Growth	Market	Company

Net investment income (loss)	$ 115,445	$ 411,821	$ (140,395)	$ -	$ (190,912)	$ 339,136	$ (337,619)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	862,554	–	874,968	–	–	–	3,847,066

Net realized gain (loss) from shares sold	1,185,920	-135,703	3,307,957	–	1,508,792	–	881,540

Net unrealized appreciation
(depreciation) on investments	-1,019,469	614,462	-180,624	–	1,205,810	–	-1,546,426

Net realized and unrealized
gain (loss) on investments	1,029,005	478,759	4,002,301	–	2,714,602	–	3,182,180

Increase (decrease) in net assets
resulting from operations	1,144,450	890,580	3,861,906	–	2,523,690	339,136	2,844,561

Accumulation unit transactions:
Participant deposits	440,667	992,495	3,767,528	–	309,268	741,900	2,650,752
Transfers between investment
sub-accounts and general account, net	916,663	23,120	-37,110	–	-541,022	5,237,433	-177,371
Net surrenders and lapses	-3,878,909	-2,734,373	-5,574,052	–	-2,158,890	-6,451,853	-4,629,712
Contract benefits	-51,341	-263,276	-161,534	–	-90,845	-10,374	-272,028
Loan collateral interest received	–	158	61	–	109	212	284
Transfers for policy loans	–	1,798	317	–	658	-369	1,822
Contract charges	-12,299	-9,305	-26,077	–	-9,524	-5,936	-23,866
Other	284	131	-5	–	325	1,852	1,120

Total net accumulation unit transactions	-2,584,934	-1,989,252	-2,030,870	–	-2,489,918	-487,135	-2,448,999

Increase (decrease) in net assets	-1,440,484	-1,098,672	1,831,037	–	33,772	-147,999	395,562

Net assets, beginning of period	$ 16,704,403	$ 17,321,849	$ 45,006,393	$ –	$ 13,543,639	$ 10,333,584	$ 39,646,714

Net assets, end of period	$ 15,263,919	$ 16,223,177	$ 46,837,430	$ –	$ 13,577,411	$ 10,185,585	$ 40,042,276

Units Issued, Transferred and Redeemed:
Beginning balance	1,103,558.00	1,198,084.14	2,718,931.25	–	862,387.68	851,095.95	1,311,018.77
Units issued	27,362.17	67,418.30	213,822.94	–	17,859.59	59,616.91	80,774.02
Units transferred	56,918.03	1,570.49	(2,106.12)	–	(31,242.85)	420,864.66	(5,404.88)
Units redeemed	(244,785.59)	(204,114.77)	(326,977.19)	–	(130,404.26)	(519,626.22)	(149,995.33)
Ending balance	943,052.61	1,062,958.16	2,603,670.88	–	718,600.16	811,951.30	1,236,392.58

(2) In 2006, the assets of the SVPT Growth Fund were merged with the assets of the SVPT Mid Cap Growth Fund.

The accompanying notes are an integral part of these financial statements.

F-72

		NATIONAL VARIABLE ANNUITY ACCOUNT II
		(A Separate Account of National Life Insurance Company)

		STATEMENTS OF CHANGES IN NET ASSETS

		FOR THE YEAR ENDED DECEMBER 31, 2007

	T Rowe Price Equity Series			Variable Insurance Product Funds
	Blue Chip	Equity	Health		Equity
	Growth	Income	Sciences	Contrafund	Income	Growth

Net investment income (loss)	$ (210,700)	$ 1,393	$ (22,644)	$ (107,749)	$ 76,391	$ (71,771)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	0	99,402	103,289	5,111,882	1,478,024	10,650

Net realized gain (loss) from shares sold	1,086,029	86,434	206,418	2,615,432	1,743,100	1,536,786

Net unrealized appreciation
(depreciation) on investments	731,695	-158,204	-79,979	-4,453,187	-3,232,807	1,413,941

Net realized and unrealized
gain (loss) on investments	1,817,724	27,632	229,728	3,274,127	-11,682	2,961,377

Increase (decrease) in net assets
resulting from operations	1,607,024	29,025	207,084	3,166,378	64,709	2,889,606

Accumulation unit transactions:
Participant deposits	2,510,193	266,860	149,704	1,095,116	687,126	322,041
Transfers between investment
sub-accounts and general account, net	-2,696,659	-48,858	-542,423	-366,786	1,920,172	-435,030
Net surrenders and lapses	-1,354,947	-151,101	-153,063	-3,319,496	-3,358,938	-2,295,523
Contract benefits	-65,939	–	–	-179,601	-286,387	-136,564
Loan collateral interest received	92	–	–	137	–	347
Transfers for policy loans	480	–	0	-2,102	–	464
Contract charges	-6,911	-806	-941	-13,946	-10,324	-8,582
Other	125	-898	-17	-1,243	1,863	106

Total net accumulation unit transactions	-1,613,566	65,197	-546,739	-2,787,921	-1,046,489	-2,552,743

Increase (decrease) in net assets	-6,543	94,222	-339,655	378,457	-981,780	336,863

Net assets, beginning of period	$ 15,324,800	$ 1,555,638	$ 1,735,405	$ 20,839,792	$ 18,654,387	$ 12,638,070

Net assets, end of period	$ 15,318,257	$ 1,649,860	$ 1,395,750	$ 21,218,249	$ 17,672,607	$ 12,974,933

Units Issued, Transferred and Redeemed:
Beginning balance	1,264,772.76	115,963.86	140,366.78	927,655.92	1,038,522.00	876,812.79
Units issued	194,554.08	20,832.92	11,803.44	44,440.33	36,657.03	19,909.66
Units transferred	(209,006.29)	(3,814.21)	(42,767.32)	(14,884.34)	102,438.05	(26,895.03)
Units redeemed	(110,608.26)	(11,928.99)	(12,143.76)	(142,691.13)	(194,923.55)	(150,833.74)
Ending balance	1,139,712.29	121,053.58	97,259.14	814,520.78	982,693.53	718,993.68

The accompanying notes are an integral part of these financial statements.

F-73

		NATIONAL VARIABLE ANNUITY ACCOUNT II
	(A Separate Account of National Life Insurance Company)

		STATEMENTS OF CHANGES IN NET ASSETS

		FOR THE YEAR ENDED DECEMBER 31, 2007

			Variable Insurance Product Funds			Wells Fargo Variable Trust Funds
	High		Investment
	Income	Index 500	Grade Bond	Mid Cap	Overseas	Discovery	Opportunity

Net investment income (loss)	$ 660,837	$ 533,500	$ 663,719	$ (25,786)	$ 357,075	$ (90,715)	$ (65,577)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	–	–	496,014	1,081,005	–	1,128,021

Net realized gain (loss) from shares sold	25,544	2,819,150	-353,338	135,364	1,950,566	670,437	233,688

Net unrealized appreciation
(depreciation) on investments	-544,429	-2,301,059	345,559	88,085	-741,739	636,188	-837,218

Net realized and unrealized
gain (loss) on investments	-518,885	518,091	-7,779	719,464	2,289,832	1,306,625	524,491

Increase (decrease) in net assets
resulting from operations	141,952	1,051,591	655,941	693,678	2,646,907	1,215,910	458,914

Accumulation unit transactions:
Participant deposits	547,175	818,389	1,006,910	586,434	1,143,381	158,969	96,200
Transfers between investment
sub-accounts and general account, net	334,746	-1,226,699	765,419	-512,918	3,414,621	-430,300	-158,722
Net surrenders and lapses	-1,388,967	-4,363,715	-3,526,505	-584,430	-2,597,336	-1,169,841	-1,661,674
Contract benefits	-177,878	-332,673	-314,902	-40,792	-77,470	-18,945	-119,432
Loan collateral interest received	212	281	82	–	125	378	31
Transfers for policy loans	1,791	1,411	894	–	649	1,177	226
Contract charges	-5,957	-17,951	-12,138	-3,301	-9,847	-4,738	-5,039
Other	-772	2,863	-231	547	9,679	193	1,738

Total net accumulation unit transactions	-689,651	-5,118,094	-2,080,472	-554,461	1,883,803	-1,463,108	-1,846,672

Increase (decrease) in net assets	-547,699	-4,066,503	-1,424,531	139,217	4,530,711	-247,197	-1,387,758

Net assets, beginning of period	$ 10,144,724	$ 26,429,051	$ 23,865,131	$ 5,243,325	$ 16,029,555	$ 6,485,575	$ 8,598,672

Net assets, end of period	$ 9,597,025	$ 22,362,548	$ 22,440,600	$ 5,382,542	$ 20,560,266	$ 6,238,378	$ 7,210,914

Units Issued, Transferred and Redeemed:
Beginning balance	909,615.80	1,666,576.35	1,816,680.55	329,694.14	1,027,144.34	361,074.56	387,060.86
Units issued	48,107.46	49,620.69	75,757.61	34,757.56	67,811.44	7,947.33	4,082.58
Units transferred	29,430.80	(74,377.44)	57,588.41	(30,400.32)	202,513.70	(21,512.00)	(6,735.92)
Units redeemed	(138,172.20)	(285,564.47)	(289,876.02)	(37,219.80)	(158,600.89)	(59,580.48)	(75,716.38)
Ending balance	848,981.86	1,356,255.13	1,660,150.55	296,831.58	1,138,868.59	287,929.41	308,691.14

The accompanying notes are an integral part of these financial statements.

F-74

		NATIONAL VARIABLE ANNUITY ACCOUNT II
		(A Separate Account of National Life Insurance Company)

		STATEMENTS OF CHANGES IN NET ASSETS

		FOR THE YEAR ENDED DECEMBER 31, 2006

	AIM Variable Insurance Funds				Alger American Fund
		Health			Leveraged	Small
	Dynamics	Sciences (1)	Technology	Growth	AllCap	Capitalization

Net investment income (loss)	$ (35,376)	$ (60,884)	$ (26,835)	$ (139,452)	$ (30,850)	$ (76,933)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	–	–	–	–	–

Net realized gain (loss) from shares sold	304,757	442,907	73,049	784,573	158,173	1,049,101

Net unrealized appreciation
(depreciation) on investments	80,113	-215,714	113,030	-282,770	239,839	-30,700

Net realized and unrealized
gain (loss) on investments	384,870	227,193	186,079	501,803	398,012	1,018,401

Increase (decrease) in net assets
resulting from operations	349,494	166,309	159,244	362,351	367,162	941,468

Accumulation unit transactions:
Participant deposits	51,389	223,253	85,145	288,368	276,176	138,909
Transfers between investment
sub-accounts and general account, net	-122,193	-213,517	-81,951	-103,867	85,369	-314,338
Net surrenders and lapses	-301,099	-618,623	-426,100	-1,392,898	-219,195	-1,075,796
Contract benefits	-14,504	-99,882	-89,290	-52,649	-28,070	-99,115
Loan collateral interest received	–	36	40	29	18	–
Transfers for policy loans	–	-1,045	1,709	-2,805	765	-319
Contract charges	-1,559	-3,314	-1,601	-9,149	-2,043	-4,382
Other	-205	-103	110	500	-273	-1,602

Total net accumulation unit transactions	-388,171	-713,195	-511,938	-1,272,471	112,747	-1,356,643

Increase (decrease) in net assets	-38,677	-546,886	-352,694	-910,120	479,909	-415,175

Net assets, beginning of period	$ 2,585,386	$ 4,720,853	$ 2,125,695	$ 11,653,244	$ 1,968,511	$ 5,727,835

Net assets, end of period	$ 2,546,709	$ 4,173,967	$ 1,773,001	$ 10,743,124	$ 2,448,420	$ 5,312,660

Units Issued, Transferred and Redeemed:
Beginning balance	319,611.18	487,457.77	506,007.26	767,708.36	227,328.46	478,400.25
Units issued	5,915.24	22,595.00	19,734.09	19,309.27	32,000.18	10,598.91
Units transferred	(14,065.28)	(21,609.64)	(18,993.81)	(6,954.99)	9,891.60	(23,984.34)
Units redeemed	(36,531.20)	(73,166.36)	(119,392.35)	(97,559.54)	(28,827.85)	(90,127.94)
Ending balance	274,929.94	415,276.77	387,355.19	682,503.10	240,392.39	374,886.88

The accompanying notes are an integral part of these financial statements.

F-75

		NATIONAL VARIABLE ANNUITY ACCOUNT II
		(A Separate Account of National Life Insurance Company)

		STATEMENTS OF CHANGES IN NET ASSETS

		FOR THE YEAR ENDED DECEMBER 31, 2006

			American Century Variable Portfolios
	Income &	Inflation
	Growth	Protection	International	Ultra	Value	Vista

Net investment income (loss)	$ 38,873	$ 240,118	$ (1,379)	$ (1,227)	$ (4,229)	$ (119,011)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	–	–	–	1,673,577	26,385

Net realized gain (loss) from shares sold	730,571	-88,980	474,301	114	1,164,418	488,702

Net unrealized appreciation
(depreciation) on investments	391,724	-86,381	962,161	-2,772	261,959	193,418

Net realized and unrealized
gain (loss) on investments	1,122,295	-175,361	1,436,462	-2,658	3,099,954	708,505

Increase (decrease) in net assets
resulting from operations	1,161,168	64,757	1,435,083	-3,885	3,095,725	589,494

Accumulation unit transactions:
Participant deposits	440,085	2,428,461	2,033,113	52,485	1,530,612	2,500,860
Transfers between investment
sub-accounts and general account, net	-234,205	914,727	449,210	13,070	-384,087	863,072
Net surrenders and lapses	-1,318,481	-940,847	-437,631	-1,018	-2,742,726	-709,917
Contract benefits	-23,554	-54,988	-19,845	–	-47,614	-38,058
Loan collateral interest received	22	–	10	–	88	–
Transfers for policy loans	-1,670	–	59	–	-7,839	-521
Contract charges	-4,447	-4,719	-2,781	-44	-11,497	-3,857
Other	158	3,161	418	-8	-4,385	2,184

Total net accumulation unit transactions	-1,142,092	2,345,795	2,022,554	64,485	-1,667,448	2,613,763

Increase (decrease) in net assets	19,076	2,410,552	3,457,637	60,600	1,428,277	3,203,257

Net assets, beginning of period	$ 8,216,514	$ 9,420,417	$ 5,062,144	$ 78,775	$ 19,197,958	$ 6,997,778

Net assets, end of period	$ 8,235,590	$ 11,830,969	$ 8,519,781	$ 139,375	$ 20,626,235	$ 10,201,035

Units Issued, Transferred and Redeemed:
Beginning balance	693,014.06	891,208.84	401,457.13	7,270.30	1,137,146.59	607,473.06
Units issued	35,246.46	230,408.85	147,284.71	5,058.05	85,438.57	206,914.81
Units transferred	(18,757.51)	86,787.97	32,542.10	1,259.57	(21,439.69)	71,408.39
Units redeemed	(107,959.21)	(94,631.20)	(33,307.04)	(103.12)	(157,075.60)	(62,067.08)
Ending balance	601,543.80	1,113,774.46	547,976.90	13,484.80	1,044,069.87	823,729.18

The accompanying notes are an integral part of these financial statements.

F-76

		NATIONAL VARIABLE ANNUITY ACCOUNT II
		(A Separate Account of National Life Insurance Company)

		STATEMENTS OF CHANGES IN NET ASSETS

		FOR THE YEAR ENDED DECEMBER 31, 2006

		Dreyfus Variable Investment Fund			DWS Scudder Variable Series II (1)
		Developing	Quality	Socially	Dreman	Dreman
	Appreciation	Leaders	Bond	Responsible	High Return Equity	Small Cap Value

Net investment income (loss)	$ 5,223	$ (1,734)	$ 25,247	$ (11,185)	$ (103)	$ (23,274)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	11,763	–	–	25,385	153,286

Net realized gain (loss) from shares sold	246,639	749	-867	16,521	38,335	136,826

Net unrealized appreciation
(depreciation) on investments	891,653	-8,304	47	59,759	29,286	162,281

Net realized and unrealized
gain (loss) on investments	1,138,292	4,208	-820	76,280	93,006	452,393

Increase (decrease) in net assets
resulting from operations	1,143,515	2,474	24,427	65,095	92,903	429,119

Accumulation unit transactions:
Participant deposits	1,900,839	90,611	326,606	42,094	148,510	573,905
Transfers between investment
sub-accounts and general account, net	489,047	12,686	62,214	-13,208	-4,631	212,091
Net surrenders and lapses	-943,776	-193	-79,110	-151,310	-75,048	-378,183
Contract benefits	-11,098	–	–	–	–	–
Loan collateral interest received	7	–	–	–	–	–
Transfers for policy loans	40	–	–	–	–	-305
Contract charges	-3,496	-227	-497	-496	-282	-1,199
Other	-2,088	25	-58	-85	-4	-1,293

Total net accumulation unit transactions	1,429,474	102,902	309,155	-123,005	68,545	405,016

Increase (decrease) in net assets	2,572,989	105,376	333,582	-57,910	161,448	834,135

Net assets, beginning of period	$ 6,332,679	$ 105,999	$ 538,009	$ 904,240	$ 514,666	$ 1,734,753

Net assets, end of period	$ 8,905,668	$ 211,375	$ 871,591	$ 846,330	$ 676,114	$ 2,568,888

Units Issued, Transferred and Redeemed:
Beginning balance	596,449.94	9,327.96	51,108.89	127,070.26	43,214.20	134,345.28
Units issued	177,851.46	7,791.13	31,098.77	5,693.09	11,876.84	39,056.74
Units transferred	45,757.54	1,090.80	5,923.89	(1,786.34)	(370.36)	14,433.72
Units redeemed	(89,860.63)	(33.97)	(7,585.54)	(20,542.82)	(6,024.71)	(25,927.35)
Ending balance	730,198.31	18,175.92	80,546.01	110,434.19	48,695.97	161,908.39

	(1) In 2006, the Scudder Variable Series II mutual fund portfolio was renamed DWS Scudder Variable Series II.

The accompanying notes are an integral part of these financial statements.

F- 77

		NATIONAL VARIABLE ANNUITY ACCOUNT II
		(A Separate Account of National Life Insurance Company)

		STATEMENTS OF CHANGES IN NET ASSETS

		FOR THE YEAR ENDED DECEMBER 31, 2006

		Franklin Templeton Variable Insurance Products Trust				JP Morgan Series Trust II
	Foreign	Mutual	Real	Small	Small	International	Small
	Securities	Shares	Estate	Cap	Cap Value	Equity	Company

Net investment income (loss)	$ (10,983)	$ (1,337)	$ 13,646	$ (3,661)	$ (10,191)	$ (15,852)	$ (27,799)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	44,845	195,000	–	44,058	–	59,356

Net realized gain (loss) from shares sold	444,036	65,461	155,652	8,046	76,418	434,085	290,663

Net unrealized appreciation
(depreciation) on investments	963,007	162,281	132,069	12,213	75,893	331,152	-77,272

Net realized and unrealized
gain (loss) on investments	1,407,043	217,817	482,721	20,259	196,369	765,237	272,747

Increase (decrease) in net assets
resulting from operations	1,396,060	216,480	496,367	16,598	186,178	749,385	244,948

Accumulation unit transactions:
Participant deposits	2,221,656	397,949	697,923	55,947	238,083	445,877	138,881
Transfers between investment
sub-accounts and general account, net	276,971	271,542	40,147	41,474	127,782	703,014	37,872
Net surrenders and lapses	-507,305	-124,902	-1,015,074	-26,845	-194,397	-400,138	-446,711
Contract benefits	-19,997	-2,185	-5,871	–	–	-23,286	-37,913
Loan collateral interest received	9	–	–	–	–	13	5
Transfers for policy loans	53	–	–	–	–	-29	-157
Contract charges	-3,370	-1,100	-1,857	-117	-746	-2,464	-1,420
Other	-12	30	-84	19	327	981	895

Total net accumulation unit transactions	1,968,005	541,334	-284,816	70,478	171,049	723,968	-308,548

Increase (decrease) in net assets	3,364,065	757,814	211,551	87,076	357,227	1,473,353	-63,600

Net assets, beginning of period	$ 5,831,297	$ 1,020,623	$ 2,935,107	$ 209,150	$ 1,114,845	$ 3,400,201	$ 2,028,678

Net assets, end of period	$ 9,195,362	$ 1,778,437	$ 3,146,658	$ 296,226	$ 1,472,072	$ 4,873,554	$1,965,078

Units Issued, Transferred and Redeemed:
Beginning balance	465,272.17	85,355.59	193,126.53	18,483.51	86,582.41	293,409.68	135,781.36
Units issued	166,287.79	30,904.71	46,618.59	4,713.98	17,418.22	34,494.35	8,920.99
Units transferred	20,730.89	21,087.94	2,681.67	3,494.51	9,348.57	54,387.22	2,432.70
Units redeemed	(39,716.31)	(9,952.67)	(68,324.88)	(2,270.16)	(14,252.80)	(32,873.28)	(31,173.18)
Ending balance	612,574.54	127,395.57	174,101.91	24,421.84	99,096.40	349,417.97	115,961.87

The accompanying notes are an integral part of these financial statements.

F-78

	NATIONAL VARIABLE ANNUITY ACCOUNT II
	(A Separate Account of National Life Insurance Company)

	STATEMENTS OF CHANGES IN NET ASSETS

	FOR THE YEAR ENDED DECEMBER 31, 2006

	Neuberger Berman Advisors Management Trust
		Limited	Mid Cap
	Fasciano	Maturity	Growth	Partners

Net investment income (loss)	$ (56,787)	$ 263,603	$ (6,767)	$ (23,252)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	117,531	–	–	354,408

Net realized gain (loss) from shares sold	74,816	-110,350	34,261	493,116

Net unrealized appreciation
(depreciation) on investments	20,403	233,374	14,241	-501,309

Net realized and unrealized
gain (loss) on investments	212,750	123,024	48,502	346,215

Increase (decrease) in net assets
resulting from operations	155,963	386,627	41,735	322,963

Accumulation unit transactions:
Participant deposits	1,212,179	3,335,166	156,264	315,127
Transfers between investment
sub-accounts and general account, net	560,667	1,393,597	112,573	-107,310
Net surrenders and lapses	-297,182	-1,180,256	-20,593	-778,761
Contract benefits	–	-71,255	–	-11,586
Loan collateral interest received	12	8	–	29
Transfers for policy loans	66	46	–	-2,887
Contract charges	-1,605	-5,582	-229	-1,989
Other	-5,659	656	-3	1

Total net accumulation unit transactions	1,468,477	3,472,380	248,012	-587,375

Increase (decrease) in net assets	1,624,440	3,859,007	289,747	-264,412

Net assets, beginning of period	$ 3,254,237	$ 11,359,349	$ 283,967	$ 3,453,662

Net assets, end of period	$ 4,878,677	$ 15,218,356	$ 573,714	$ 3,189,250

Units Issued, Transferred and Redeemed:
Beginning balance	293,062.77	1,138,951.87	21,984.08	247,078.34
Units issued	107,478.11	332,200.77	12,097.61	21,973.77
Units transferred	49,711.66	138,809.88	6,610.36	(7,482.71)
Units redeemed	(26,986.90)	(125,142.59)	(1,425.33)	(55,448.68)
Ending balance	423,265.64	1,484,819.93	39,266.72	206,120.72

The accompanying notes are an integral part of these financial statements.

F-79

		NATIONAL VARIABLE ANNUITY ACCOUNT II
		(A Separate Account of National Life Insurance Company)

		STATEMENTS OF CHANGES IN NET ASSETS

		FOR THE YEAR ENDED DECEMBER 31, 2006

			Sentinel Variable Products Trust
			Common	Growth	Mid Cap	Money	Small
	Balanced	Bond	Stock	Index (2)	Growth	Market	Company

Net investment income (loss)	$ 166,914	$ 575,207	$ 41,256	$ (22,060)	$ (194,605)	$ 339,486	$ (451,222)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	175,402	–	–	–	–	–	4,527,003

Net realized gain (loss) from shares sold	594,714	-35,234	3,358,452	352,682	1,090,227	–	2,292,886

Net unrealized appreciation
(depreciation) on investments	670,721	-151,197	2,321,252	-255,360	-315,173	–	-1,223,532

Net realized and unrealized
gain (loss) on investments	1,440,837	-186,431	5,679,704	97,322	775,054	–	5,596,357

Increase (decrease) in net assets
resulting from operations	1,607,751	388,776	5,720,960	75,262	580,449	339,486	5,145,135

Accumulation unit transactions:
Participant deposits	733,670	1,187,512	5,559,500	83,998	448,877	659,535	3,584,085
Transfers between investment
sub-accounts and general account, net	-12,458	-137,780	164,777	-2,260,007	-153,111	4,171,512	-664,929
Net surrenders and lapses	-2,347,778	-2,065,154	-4,720,082	-274,657	-1,796,706	-4,087,465	-4,237,248
Contract benefits	-113,523	-208,474	-280,674	-15,287	-152,146	-139,164	-240,394
Loan collateral interest received	–	61	14	–	33	–	86
Transfers for policy loans	–	115	-1,752	–	-2,631	-147	-3,701
Contract charges	-12,161	-9,741	-25,215	-1,210	-10,308	-5,049	-23,887
Other	222	-481	4,794	-62	5,013	1,183	5,911

Total net accumulation unit transactions	-1,752,028	-1,233,943	701,363	-2,467,226	-1,660,977	600,404	-1,580,076

Increase (decrease) in net assets	-144,277	-845,167	6,422,323	-2,391,964	-1,080,528	939,890	3,565,059

Net assets, beginning of period	$ 16,848,680	$ 18,167,016	$ 38,584,070	$ 2,391,964	$ 14,624,167	$ 9,393,694	$ 36,081,655

Net assets, end of period	$ 16,704,403	$ 17,321,849	$ 45,006,393	$ –	$ 13,543,639	$ 10,333,584	$ 39,646,714

Units Issued, Transferred and Redeemed:
Beginning balance	1,223,837.69	1,285,058.87	2,669,872.25	306,765.84	969,791.06	798,931.40	1,366,986.96
Units issued	50,367.69	83,702.11	388,877.03	10,444.01	29,025.60	57,301.90	126,952.56
Units transferred	(855.26)	(9,711.46)	11,525.85	(281,001.10)	(9,900.57)	362,430.42	(23,552.58)
Units redeemed	(169,792.12)	(160,965.38)	(351,343.88)	(36,208.75)	(126,528.41)	(367,567.77)	(159,368.17)
Ending balance	1,103,558.00	1,198,084.14	2,718,931.25	–	862,387.68	851,095.95	1,311,018.77

(2) In 2006, the assets of the SVPT Growth Fund were merged with the assets of the SVPT Mid Cap Growth Fund.

The accompanying notes are an integral part of these financial statements.

F-80

		NATIONAL VARIABLE ANNUITY ACCOUNT II
		(A Separate Account of National Life Insurance Company)

		STATEMENTS OF CHANGES IN NET ASSETS

		FOR THE YEAR ENDED DECEMBER 31, 2006

	T Rowe Price Equity Series			Variable Insurance Product Funds
	Blue Chip	Equity	Health		Equity
	Growth	Income	Sciences	Contrafund	Income	Growth

Net investment income (loss)	$ (146,747)	$ (79)	$ (22,928)	$ (22,654)	$ 353,068	$ (132,176)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	39,500	–	1,674,884	2,182,002	–

Net realized gain (loss) from shares sold	302,599	10,087	144,798	2,206,189	1,166,140	368,323

Net unrealized appreciation
(depreciation) on investments	919,878	152,748	-11,934	-1,842,922	-606,655	453,554

Net realized and unrealized
gain (loss) on investments	1,222,477	202,335	132,864	2,038,151	2,741,487	821,877

Increase (decrease) in net assets
resulting from operations	1,075,730	202,256	109,936	2,015,497	3,094,555	689,701

Accumulation unit transactions:
Participant deposits	3,609,839	157,421	447,920	1,418,382	530,987	526,857
Transfers between investment
sub-accounts and general account, net	1,389,973	297,638	63,538	-269,989	-832,225	-578,864
Net surrenders and lapses	-782,744	-90,301	-437,282	-2,787,886	-2,453,947	-1,736,934
Contract benefits	-47,042	–	-26,200	-63,613	-187,486	-88,354
Loan collateral interest received	21	–	–	29	–	46
Transfers for policy loans	119	–	-530	-2,919	–	-5,442
Contract charges	-5,061	-653	-929	-13,786	-10,391	-9,732
Other	-2,099	69	-251	-1,411	631	-35

Total net accumulation unit transactions	4,163,005	364,174	46,266	-1,721,192	-2,952,431	-1,892,458

Increase (decrease) in net assets	5,238,735	566,430	156,202	294,305	142,124	-1,202,757

Net assets, beginning of period	$ 10,086,065	$ 989,208	$ 1,579,203	$ 20,545,487	$ 18,512,263	$ 13,840,827

Net assets, end of period	$ 15,324,800	$ 1,555,638	$ 1,735,405	$ 20,839,792	$ 18,654,387	$ 12,638,070

Units Issued, Transferred and Redeemed:
Beginning balance	897,520.24	86,284.46	136,594.72	1,007,625.06	1,221,652.87	1,011,887.95
Units issued	318,453.21	12,829.47	36,518.82	65,900.12	32,935.61	37,604.69
Units transferred	122,620.81	24,256.86	5,180.24	(12,544.09)	(51,620.54)	(41,316.72)
Units redeemed	(73,821.50)	(7,406.93)	(37,927.00)	(133,325.17)	(164,445.94)	(131,363.13)
Ending balance	1,264,772.76	115,963.86	140,366.78	927,655.92	1,038,522.00	876,812.79

The accompanying notes are an integral part of these financial statements.

F-81

		NATIONAL VARIABLE ANNUITY ACCOUNT II
	(A Separate Account of National Life Insurance Company)

		STATEMENTS OF CHANGES IN NET ASSETS

		FOR THE YEAR ENDED DECEMBER 31, 2006

			Variable Insurance Product Funds			Wells Fargo Variable Trust Funds
	High		Investment
	Income	Index 500	Grade Bond	Mid Cap	Overseas	Discovery	Opportunity

Net investment income (loss)	$ 615,061	$ 100,868	$ 616,097	$ (52,099)	$ (76,593)	$ (95,038)	$ (127,453)

Realized and unrealized
gain (loss) on investments:
Capital gains distributions	–	–	56,876	526,655	95,880	–	995,804

Net realized gain (loss) from shares sold	-124,215	1,268,915	-433,740	248,286	2,134,516	397,962	238,294

Net unrealized appreciation
(depreciation) on investments	436,434	2,092,871	447,884	-264,300	220,081	540,586	-200,924

Net realized and unrealized
gain (loss) on investments	312,219	3,361,786	71,020	510,641	2,450,477	938,548	1,033,174

Increase (decrease) in net assets
resulting from operations	927,280	3,462,654	687,117	458,542	2,373,884	843,510	905,721

Accumulation unit transactions:
Participant deposits	681,532	1,106,010	1,869,233	931,820	1,053,335	164,798	257,912
Transfers between investment
sub-accounts and general account, net	-239,487	605,419	-92,461	768,400	-586,890	-444,429	-623,265
Net surrenders and lapses	-1,148,941	-4,896,978	-2,461,226	-672,341	-2,017,457	-1,169,432	-1,611,545
Contract benefits	-115,670	-396,022	-129,067	-59,659	-82,411	-48,520	-59,837
Loan collateral interest received	53	55	22	–	36	71	9
Transfers for policy loans	-306	2,029	33	–	-3,968	-3,611	-703
Contract charges	-6,022	-20,190	-13,479	-2,942	-9,105	-5,426	-5,799
Other	-299	3,581	205	812	1,292	-158	-719

Total net accumulation unit transactions	-829,140	-3,596,096	-826,741	966,090	-1,645,168	-1,506,707	-2,043,947

Increase (decrease) in net assets	98,140	-133,442	-139,624	1,424,632	728,716	-663,197	-1,138,226

Net assets, beginning of period	$ 10,046,584	$ 26,562,493	$ 24,004,755	$ 3,818,693	$ 15,300,839	$ 7,148,772	$ 9,736,898

Net assets, end of period	$ 10,144,724	$ 26,429,051	$ 23,865,131	$ 5,243,325	$ 16,029,555	$ 6,485,575	$ 8,598,672

Units Issued, Transferred and Redeemed:
Beginning balance	988,225.88	1,911,724.13	1,880,488.62	266,876.98	1,141,752.35	449,988.47	485,070.58
Units issued	64,615.48	75,397.29	144,267.93	60,588.85	73,378.88	9,725.07	12,367.19
Units transferred	(22,705.56)	41,271.73	(7,136.17)	49,962.95	(40,884.75)	(26,226.67)	(29,886.30)
Units redeemed	(120,520.00)	(361,816.80)	(200,939.83)	(47,734.64)	(147,102.14)	(72,412.31)	(80,490.61)
Ending balance	909,615.80	1,666,576.35	1,816,680.55	329,694.14	1,027,144.34	361,074.56	387,060.86

The accompanying notes are an integral part of these financial statements.

F-82

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - NATURE OF OPERATIONS

National Variable Annuity Account II (the “Variable Account”) began operations on June 20, 1997 and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of National Life Insurance Company (“National Life”). The Variable Account
was established by National Life as a separate investment account to invest the net premiums received from the sale of certain variable annuity products. Equity Services, Inc., an indirect wholly-owned subsidiary of National
Life, is the principal underwriter for the variable annuity contracts issued by National Life. Sentinel Asset
Management, Inc., an indirectly-owned subsidiary of National Life, provides investment advisory services for certain mutual fund portfolios within the Sentinel Variable Products Trust (“SVPT”).

The Variable Account invests the accumulated contractholder account values in shares of mutual fund portfolios within AIM Variable Insurance Funds, Alger American Fund, American Century Variable Portfolios (“ACVP”),
Dreyfus Variable Investment Fund, DWS Scudder Variable Series II, Franklin Templeton Variable Insurance
Products Trust, JP Morgan Series Trust II, Neuberger Berman Advisors Management Trust, SVPT, T Rowe
Price Equity Series, Fidelity Variable Insurance Product Funds (“VIPF”), and Wells Fargo Variable Trust Funds
(formerly Strong Variable Insurance Funds). Net premiums received by the Variable Account are deposited in investment portfolios as designated by the contractholder. Contractholders may also direct the allocations of their account value between the various investment portfolios within the Variable Account and a declared interest account (within the General Account of National Life) through participant transfers.

There are forty-eight sub-accounts within the Variable Account as of December 31, 2007. Each sub-account, which invests exclusively in the shares of the corresponding portfolio, comprises the accumulated contractholder account values of the underlying variable annuity contracts investing in the sub-account.

During 2007, the assets of Franklin Templeton Real Estate Fund were renamed Franklin Templeton Global Real
Estate Fund.

During 2006, the assets of the SVPT Growth Index Fund were merged with the assets of the SVPT Mid Cap
Growth Fund.

During 2006, the Scudder Variable Series II mutual fund portfolio was renamed DWS Scudder Variable Series II.

During 2005, Wells Fargo purchased the Strong Variable Insurance Funds whose funds were merged into newly organized funds within the Wells Fargo Variable Trust Funds which substantially retained their prior objectives and characteristics.

On July 1, 2005, AIM Health Sciences Fund was renamed AIM Global Health Care Fund.

During 2004, several new fund choices were added to further enhance the investment options available to contractholders. These new fund choices included mutual fund portfolios within American Century Variable
Portfolios, Dreyfus Variable Investment Fund, Franklin Templeton Variable Insurance Products Trust, Neuberger
Berman Advisors Management Trust, Scudder Variable Series II, T. Rowe Price Equity Series and VIPF Mid
Cap Portfolio.

On April 25, 2003, two investment portfolios of the Market Street Fund, Inc. (MSF) were merged into two series of the Gartmore Variable Insurance Trust (GVIT). The GVIT Government Bond Fund and JP Morgan GVIT
Balanced Fund replaced the Market Street Bond Fund and Market Street Managed Fund, respectively.
F-83

NATIONAL VARIABLE ANNUITY ACCOUNT II (A Separate Account of National Life Insurance Company) NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 1 – NATURE OF OPERATIONS (continued)

Subsequently, on August 1, 2003, certain mutual fund substitutions were completed. The Company replaced the balance of mutual fund portfolios within GVIT with newly created funds of the SVPT. The SVPT Bond Fund and
SVPT Balanced Fund replaced the GVIT Government Bond Fund and JP Morgan GVIT Balanced Fund,
respectively. The investment portfolios within GVIT are no longer available to policyholders. See Note 9 for additional information on fund substitutions.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed in the preparation of the Variable Account’s financial statements.

Investments

The mutual fund portfolios consist of the AIM Dynamics Fund, AIM Global Health Care Fund (formerly AIM
Health Sciences Fund), AIM Technology Fund, Alger American Growth Fund, Alger American Leveraged All Cap
Fund, Alger American Small Cap Fund, ACVP Income & Growth Fund, ACVP Inflation Protection Fund, ACVP
International Fund, ACVP Ultra Fund, ACVP Value Fund, ACVP Vista Fund, Dreyfus Appreciation Fund, Dreyfus
Developing Leaders Fund, Dreyfus Quality Bond Fund, Dreyfus Socially Responsible Growth Fund, DWS
Scudder Variable Series II Dreman High Return Equity, DWS Scudder Variable Series II Dreman Small Cap
Value, Franklin Templeton Foreign Securities, Franklin Templeton Mutual Shares, Franklin Templeton Global
Real Estate, Franklin Templeton Small Cap, Franklin Templeton Small Cap Value, JP Morgan Series Trust II
International Equity, JP Morgan Series Trust II Small Company, Neuberger Berman Fasciano, Neuberger
Berman Limited Maturity, Neuberger Berman Mid Cap Growth, Neuberger Berman Partners, SVPT Balanced
Fund, SVPT Bond Fund, SVPT Common Stock, SVPT Mid Cap Growth, SVPT Money Market, SVPT Small
Company, T Rowe Price Blue Chip Growth, T Rowe Price Equity Income, T Rowe Price Health Sciences, VIPF
Contrafund, VIPF Equity Income, VIPF Growth, VIPF High Income, VIPF Index 500, VIPF Investment Grade
Bond, VIPF Mid Cap, VIPF Overseas, Wells Fargo Discovery (formerly Strong Mid Cap Growth II), and Wells
Fargo Opportunity (formerly Strong Opportunity II).

The assets of each portfolio are held separate from the assets of the other portfolios and each has different investment objectives and policies. Each portfolio operates separately and the gains or losses in one portfolio have no effect on the investment performance of the other portfolios.

Investment Valuation

The investments in the Portfolios are valued at the closing net asset value per share as determined by the portfolio at the end of each period. The change in the difference between cost and market value is reflected as unrealized gain (loss) in the Statements of Operations.

F-84

NATIONAL VARIABLE ANNUITY ACCOUNT II (A Separate Account of National Life Insurance Company) NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Transactions

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold was determined using the first in, first out method.

Policy Loans

Policyholders may obtain loans as outlined in the variable annuity contract. At the time a loan is granted, accumulated value equal to the amount of the loan is designated as collateral and transferred from the Segment to the General Account of National Life. Interest is credited by National Life at predetermined rates on collateral held in the General Account. This interest is periodically transferred to the Variable Account.

Participant Transactions

Payments received from policyholders represent participant deposits under the contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Policyholders may allocate amounts in their individual accounts to variable investment options and to the guaranteed interest account of the Company's
General Account. Transfers between funds and guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account.

Surrenders, lapses and contract benefits are payments to participants and beneficiaries made under the terms of the contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract charges are administrative, cost of insurance, and other variable charges deducted monthly from the contracts.

Federal Income Taxes

The operations of the Variable Account are part of and taxed with, the total operations of National Life. Under existing federal income tax law, investment income and capital gains attributable to the Variable Account are not taxed.

F-85

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 3 - CHARGES AND EXPENSES

The following table describes the charges and expenses assessed when buying, owning and surrendering a
Policy within the Segment. Such charges reimburse the Company for the insurance and other benefits provided, its assumption of mortality and expense risks, and account administration. The mortality risk assumed is that the insureds under the policies may die sooner than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies may exceed expected levels.

Charges and Deductions
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Annual Rate of 1.25% of the
Mortality and Expense Risk		average daily net assets of	Deducted from sub-accounts
Daily
Charge		each sub-account of the	as a Reduction in Unit Value
Separate Account
Annual Rate of 0.15% of the
Administration Charge	Daily	average daily net assets of	Deducted from sub-accounts
		each sub-account of the	as a Reduction in Unit Value
Separate Account

Contingent Deferred Sales	Upon Withdrawal or Surrender,	0% - 7% of Net Premium	Deducted from Accumulated
Charge	depending on the specifics and	Payments withdrawn or	Value upon Surrender or
	duration of the Policy	surrendered	Lapse
Annually on Contract
Annual Contract Fee	Anniversary on Contract Values	$30	Unit Liquidation from Account
	under $50,000		Value

Transfer Charge	Upon making a Transfer	Currently no Amount is	Deducted from Transfer
		assessed	amount
	Upon Premium Payment,		Deducted from Premium
	Annuitization, Death of owner,	Amount of Premium Taxes,	Payment or by Unit
Premium Taxes	or Surrender, depending on	up to 3.5%	Liquidation from Account
	specifics of the Policy		Value

	On the Date of Issue of the	Amounts vary depending on	Unit liquidation from Account
Riders	Policy and on each Monthly	the specifics of the Policy	Value
Policy Date

The SVPT mutual fund portfolios are managed by an affiliate of National Life. During the year ended December
31, 2007, management fees were paid directly by the sub-accounts to the affiliate investment manager. The advisory agreement provides for fees ranging from .25% to .55% based on individual portfolios and average daily net assets. The investment manager currently waives all or a portion of its management fees for some of the sub-accounts. The effective advisory fee rates paid by the sub-accounts in 2007, after taking these waivers into account, range from 0% to .39%. The investment manager expects to waive all or a portion of its management fees for some of the sub-accounts in 2008.

F-86

NATIONAL VARIABLE ANNUITY ACCOUNT II (A Separate Account of National Life Insurance Company) NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 4 - INVESTMENTS The number of shares held and cost for each of the portfolios at December 31, 2007 are set forth below:

Portfolio	Shares	Cost

AIM Variable Insurance Funds
Dynamics	122,799	$ 1,747,839
Global Health Care	157,245	3,004,224
Technology	105,900	1,313,298

Alger American Fund
Growth	184,554	6,316,693
Leveraged AllCap	79,030	3,129,401
Small Capitalization	154,786	3,375,885

American Century Variable Portfolios
Income & Growth	779,925	5,563,096
Inflation Protection	1,367,272	13,970,912
International	941,860	8,814,752
Ultra	26,215	293,001
Value	2,751,085	21,926,760
Vista	383,090	6,327,776

Dreyfus Variable Investment Fund
Appreciation	62,169	2,612,776
Developing Leaders	8,466	335,208
Quality Bond	111,428	1,245,607
Socially Responsible Growth	24,230	567,783

DWS Scudder Variable Series II
Dreman High Return Equity	54,173	784,608
Dreman Small Cap Value	435,343	9,118,016

Franklin Templeton Variable Insurance
Products Trust
Foreign Securities	653,695	11,326,048
Mutual Shares Securities	117,302	2,354,765
Global Real Estate	91,531	2,870,336
Small Cap	15,428	347,029
Small Cap Value Securities	77,611	1,427,843

JP Morgan Series Trust II
International Equity	302,583	4,033,275
Small Company	91,828	1,509,365

F-87

NATIONAL VARIABLE ANNUITY ACCOUNT II (A Separate Account of National Life Insurance Company) NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 4 – INVESTMENTS (continued) The number of shares held and cost for each of the portfolios at December 31, 2007 are set forth below:

Portfolio	Shares	Cost

Neuberger Berman Advisors Management
Trust
Fasciano	382,209	$ 5,539,225
Limited Maturity	1,413,410	18,125,711
Mid Cap Growth	51,922	1,310,755
Partners	155,357	3,277,222

Sentinel Variable Products Trust
Balanced	1,221,113	14,534,655
Bond	1,623,942	16,429,545
Common Stock	3,270,770	38,384,436
Mid Cap Growth	1,093,189	9,355,199
Money Market	10,185,585	10,185,585
Small Company	2,864,254	41,529,287

T Rowe Price Equity Series
Blue Chip Growth	1,309,253	13,062,244
Equity Income	69,762	1,670,996
Health Sciences	101,657	1,283,034

Variable Insurance Product Funds
Contrafund	760,511	21,460,629
Equity Income	739,130	18,282,511
Growth	287,565	9,128,967
High Income	1,604,854	10,344,487
Index 500	136,340	18,368,136
Investment Grade Bond	1,758,668	22,185,447
Mid Cap	148,853	5,066,450
Overseas	812,017	16,520,655

Wells Fargo Variable Trust Funds
Discovery	310,213	4,096,239
Opportunity	327,322	7,294,040

The cost also represents the aggregate cost for federal income tax purposes.

F-88

NATIONAL VARIABLE ANNUITY ACCOUNT II (A Separate Account of National Life Insurance Company) NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 5 - PURCHASES AND SALES OF PORTFOLIO SHARES Purchases and proceeds from sales of shares in the portfolios for the year ended December 31, 2007 aggregated the following:

Portfolio		Purchases	Sales
			Proceeds

AIM Variable Insurance Funds
Dynamics		$ 363,528	$ 845,474
Global Health Care		361,080	1,199,313
Technology		315,723	614,095

Alger American Fund
Growth		550,765	4,001,699
Leveraged All Cap		1,806,391	887,796
Small Capitalization		761,448	1,792,049

American Century Variable Portfolios
Income & Growth		732,464	2,284,647
Inflation Protection		4,480,327	2,508,965
International		3,603,029	2,539,463
Ultra		229,826	85,279
Value		8,441,576	5,449,260
Vista		2,501,005	7,633,233

Dreyfus Variable Investment Fund
Appreciation		1,550,506	7,947,691
Developing Leaders		151,059	24,489
Quality Bond		641,026	263,811
Socially Responsible Growth		66,636	226,262

DWS Scudder Variable Series II	(1)
Dreman High Return Equity		356,429	219,207
Dreman Small Cap Value		8,183,123	1,442,647

Franklin Templeton Variable Insurance Products
Trust
Foreign Securities		5,305,504	2,215,105
Mutual Shares Securities		1,336,165	693,233
Global Real Estate	(2)	1,922,330	1,829,640
Small Cap		219,840	172,329
Small Cap Value Securities		695,093	709,073

(1)	In 2006, the Scudder Variable Series II mutual fund portfolio was renamed DWS Scudder Variable Series II.

(2)	In 2007, Franklin Templeton Real Estate was renamed to Franklin Templeton Global Real Estate.

F-89

NATIONAL VARIABLE ANNUITY ACCOUNT II (A Separate Account of National Life Insurance Company) NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 5 - PURCHASES AND SALES OF PORTFOLIO SHARES (continued) Purchases and proceeds from sales of shares in the portfolios for the year ended December 31, 2007 aggregated the following:

		Sales
Portfolio	Purchases	Proceeds

JP Morgan Series Trust II
International Equity	$ 1,304,191	$ 1,754,189
Small Company	211,509	543,856

Neuberger Berman Advisors Management
Trust
Fasciano	1,737,661	1,037,760
Limited Maturity	5,557,893	2,701,229
Mid Cap Growth	972,872	252,377
Partners	982,886	892,460

Sentinel Variable Products Trust
Balanced	3,593,903	5,200,838
Bond	3,151,173	4,728,605
Common Stock	7,877,664	9,173,960
Mid Cap Growth	572,819	3,253,648
Money Market	10,233,773	10,381,772
Small Company	8,917,147	7,856,700

T Rowe Price Equity Series
Blue Chip Growth	3,838,121	5,662,388
Equity Income	768,067	602,074
Health Sciences	590,212	1,056,306

Variable Insurance Product Funds
Contrafund	8,168,430	5,952,218
Equity Income	5,906,912	5,398,985
Growth	1,113,134	3,726,998
High Income	2,353,533	2,382,346
Index 500	2,500,457	7,085,051
Investment Grade Bond	4,196,685	5,613,436
Mid Cap	1,779,107	1,863,340
Overseas	8,089,927	4,768,043

Wells Fargo Variable Trust Funds
Discovery	464,642	2,018,463
Opportunity	1,707,222	2,491,450

F-90

NATIONAL VARIABLE ANNUITY ACCOUNT II (A Separate Account of National Life Insurance Company) NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS

A summary of units outstanding and unit values for the Variable Account, the investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total return for the years ended December 31,
2007, 2006, 2005, 2004, and 2003 are shown below. Information for the years ended December 31, 2007,
2006, 2005, 2004 and 2003 reflects the adoption of AICPA Statement of Position 03-5, Financial Highlights of
Separate Accounts. Certain ratios presented for the prior years reflect the presentation used in the current year.

					For the Year Ended
		At December 31, 2007			December 31, 2007
			Unit		Investment
			Fair		Income	Expense	Total
Portfolio		Units	Value	Net Assets	Ratio (a)	Ratio (b) Return (c)

AIM Variable Insurance Funds
Dynamics		230,558.35	$10.25	$2,362,654	0.00%	1.40%	10.63%
Global Health Care		341,259.65	11.09	3,783,324	0.00%	1.40%	10.30%
Technology		328,944.24	4.86	1,599,083	0.00%	1.40%	6.21%

Alger American Fund
Growth		488,401.25	18.62	9,092,983	0.37%	1.40%	18.28%
Leveraged All Cap		326,390.51	13.41	4,377,449	0.00%	1.40%	31.68%
Small Capitalization		314,790.35	16.38	5,157,454	0.00%	1.40%	15.61%

American Century Variable Portfolios
Income & Growth		489,066.33	13.49	6,598,162	2.00%	1.40%	-1.46%
Inflation Protection		1,255,322.99	11.49	14,424,718	4.66%	1.40%	8.18%
International		617,151.46	18.10	11,170,455	0.61%	1.40%	16.42%
Ultra		25,823.38	12.33	318,507	0.00%	1.40%	19.33%
Value		1,112,047.50	18.48	20,550,604	1.53%	1.40%	-6.46%
Vista		493,762.64	17.07	8,427,980	0.00%	1.40%	37.83%

Dreyfus Variable Investment Fund
Appreciation		216,453.19	12.88	2,788,894	2.34%	1.40%	5.64%
Developing Leaders		26,843.91	10.20	273,792	0.61%	1.40%	-12.30%
Quality Bond		111,744.54	11.05	1,234,621	4.61%	1.40%	2.10%
Socially Responsible Growth		90,726.82	8.15	739,016	0.54%	1.40%	6.29%

DWS Scudder Variable Series II	(1)
Dreman High Return Equity		58,291.22	13.39	780,627	1.03%	1.40%	-3.55%
Dreman Small Cap Value		544,208.72	16.06	8,741,685	0.30%	1.40%	1.24%

Franklin Templeton Variable Insurance
Products Trust
Foreign Securities		774,545.94	17.09	13,237,320	1.78%	1.40%	13.85%
Mutual Shares Securities		166,258.54	14.24	2,368.336	1.39%	1.40%	2.04%
Global Real Estate	(2)	162,047.58	14.10	2,285,520	2.44%	1.40%	-21.96%
Small Cap		26,565.34	13.31	353,466	0.00%	1.40%	9.70%
Small Cap Value Securities		92,809.03	14.30	1,327,152	0.62%	1.40%	-3.74%

JP Morgan Series Trust II
International Equity		320,948.47	15.04	4,826,192	1.05%	1.40%	7.81%
Small Company		93,558.55	15.76	1,474,755	0.01%	1.40%	-6.98%

(1)	In 2006, the Scudder Variable Series II mutual fund portfolio was renamed DWS Scudder Variable Series II Fund.

(2)	In 2007, Franklin Templeton Real Estate was renamed to Franklin Templeton Global Real Estate.

F-91

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS (continued)

				For the Year Ended
	At December 31, 2007			December 31, 2007
		Unit		Investment
		Fair		Income	Expense	Total
Portfolio	Units	Value	Net Assets	Ratio (a)	Ratio (b)	Return(c)

Neuberger Berman Advisors Management
Trust
Fasciano	485,098.06	$11.42	$5,542,035	0.00%	1.40%	-0.88%
Limited Maturity	1,735,213.11	10.59	18,374,326	2.82%	1.40%	3.32%
Mid Cap Growth	83,823.01	17.65	1,479,765	0.00%	1.40%	20.83%
Partners	193,427.51	16.68	3,226,769	0.63%	1.40%	7.82%

Sentinel Variable Products Trust
Balanced	943,052.61	16.19	15,263,919	2.12%	1.40%	6.93%
Bond	1,062,958.16	15.26	16,223,177	3.95%	1.40%	5.56%
Common Stock	2,603,670.88	17.99	46,837,430	1.10%	1.40%	8.68%
Mid Cap Growth	718,600.16	18.89	13,577,411	0.00%	1.40%	20.31%
Money Market	811,951.30	12.54	10,185,585	4.72%	1.40%	3.32%
Small Company	1,236,392.58	32.39	40,042,276	0.58%	1.40%	7.09%

T Rowe Price Equity Series
Blue Chip Growth	1,139,712.29	13.44	15,318,257	0.08%	1.40%	10.93%
Equity Income	121,053.58	13.63	1,649,860	1.48%	1.40%	1.60%
Health Sciences	97,259.14	14.35	1,395,750	0.00%	1.40%	16.08%

Variable Insurance Product Funds
Contrafund	814,520.78	26.05	21,218,249	0.90%	1.40%	15.96%
Equity Income	982,693.53	17.98	17,672,607	1.83%	1.40%	0.12%
Growth	718,993.68	18.05	12,974,933	0.84%	1.40%	25.20%
High Income	848,981.68	11.30	9,597,025	8.15%	1.40%	1.36%
Index 500	1,356,255.13	16.49	22,560,266	3.27%	1.40%	3.90%
Investment Grade Bond	1,660,150.55	13.52	22,440,600	4.33%	1.40%	2.90%
Mid Cap	296,831.58	18.13	5,382,542	0.92%	1.40%	14.02%
Overseas	1,138,868.59	18.05	20,560,266	3.27%	1.40%	15.68%

Wells Fargo Advantage Funds
Discovery	287,929.41	21.67	6,238,378	0.00%	1.40%	20.62%
Opportunity	308,691.14	23.36	7,210,914	0.60%	1.40%	5.15%

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

F-92

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS (continued)

				For the Year Ended
	At December 31, 2006			December 31, 2006
		Unit		Investment
		Fair		Income	Expense	Total
Portfolio	Units	Value	Net Assets	Ratio (a)	Ratio (b) Return (c)

AIM Variable Insurance Funds
Dynamics	274,929.94	$9.26	$2,546,709	0.00%	1.40%	14.51%
Global Health Care	415,276.77	10.05	4,173,968	0.00%	1.40%	3.78%
Technology	387,355.19	4.58	1,773,001	0.00%	1.40%	8.96%

Alger American Fund
Growth	682,503.10	15.74	10,743,125	0.13%	1.40%	3.70%
Leveraged AllCap	240,392.39	10.19	2,448,421	0.00%	1.40%	17.62%
Small Capitalization	374,886.88	14.17	5,312,660	0.00%	1.40%	18.36%

American Century Variable Portfolios
Income & Growth	601,543.80	13.69	8,235,590	1.87%	1.40%	15.47%
Inflation Protection	1,113,774.46	10.62	11,830,969	3.48%	1.40%	0.49%
International	547,976.90	15.55	8,519,781	1.29%	1.40%	23.30%
Ultra	13,484.80	10.34	139,375	0.00%	1.40%	-4.61%
Value	1,044,069.87	19.76	20,626,235	1.35%	1.40%	17.02%
Vista	823,729.18	12.38	10,201,035	0.00%	1.40%	7.50%

Dreyfus Variable Investment Fund
Appreciation	730,198.31	12.20	8,905,668	1.40%	1.40%	14.87%
Developing Leaders	18,175.92	11.63	211,375	0.32%	1.40%	2.34%
Quality Bond	80,546.01	10.82	871,591	4.37%	1.40%	2.80%
Socially Responsible Growth	110,434.19	7.66	846,330	0.11%	1.40%	7.70%

DWS Scudder Variable Series II	(1)
Dreman High Return Equity	48,695.97	13.88	676,114	1.33%	1.40%	16.58%
Dreman Small Cap Value	161,908.39	15.87	2,568,888	0.33%	1.40%	22.87%

Franklin Templeton Variable Insurance
Products Trust
Foreign Securities	612,574.54	15.01	9,195,362	1.18%	1.40%	19.77%
Mutual Shares Securities	127,395.57	13.96	1,778,437	1.21%	1.40%	16.75%
Real Estate	174,101.91	18.07	3,146,658	1.88%	1.40%	18.92%
Small Cap	24,421.84	12.13	296,226	0.00%	1.40%	7.19%
Small Cap Value Securities	99,096.40	14.85	1,472,072	0.58%	1.40%	15.37%

JP Morgan Series Trust II
International Equity	349,417.97	13.95	4,873,554	0.96%	1.40%	20.36%
Small Company	115,961.87	16.95	1,965,078	0.00%	1.40%	13.42%

(1) In 2006, the Scudder Variable Series II mutual fund portfolio was renamed DWS Scudder Variable Series II Fund.

F-93

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS (continued)

					For the Year Ended
		At December 31, 2006			December 31, 2006
			Unit		Investment
			Fair		Income	Expense	Total
Portfolio		Units	Value	Net Assets	Ratio (a)	Ratio (b)	Return(c)

Neuberger Berman Advisors Management
Trust
Fasciano		423,265.64	$11.53	$4,878,677	0.00%	1.40%	3.80%
Limited Maturity		1,484,819.93	10.25	15,218,356	3.20%	1.40%	2.77%
Mid Cap Growth		39,266.72	14.61	573,714	0.00%	1.40%	13.11%
Partners		206,120.72	15.47	3,189,250	0.70%	1.40%	10.69%

Sentinel Variable Products Trust
Balanced		1,103,558.00	15.14	16,704,403	2.38%	1.40%	9.95%
Bond		1,198,084.14	14.46	17,321,849	4.67%	1.40%	2.27%
Common Stock		2,718,931.26	16.55	45,006,393	1.46%	1.40%	14.54%
Growth Index		-	-	-	0.00%	1.40%	3.33%
Mid Cap Growth		862,387.68	15.70	13,543,639	0.00%	1.40%	4.15%
Money Market		851,095.95	12.14	10,333,584	4.59%	1.40%	3.26%
Small Company		1,311,018.77	30.24	39,646,714	0.20%	1.40%	14.57%

T Rowe Price Equity Series
Blue Chip Growth		1,264,772.76	12.12	15,324,800	0.22%	1.40%	7.82%
Equity Income		115,963.86	13.41	1,555,638	1.31%	1.40%	17.01%
Health Sciences		140,366.78	12.36	1,735,405	0.00%	1.40%	6.94%

Variable Insurance Product Funds
Contrafund		927,655.92	22.47	20,839,792	1.28%	1.40%	10.18%
Equity Income		1,038,522.00	17.96	18,654,387	3.34%	1.40%	18.54%
Growth	(2)	876,812.79	14.41	12,638,070	0.40%	1.40%	5.38%
High Income		909,615.80	11.15	10,144,724	7.51%	1.40%	9.70%
Index 500		1,666,576.35	15.86	26,429,051	1.80%	1.40%	14.13%
Investment Grade Bond		1,816,680.55	13.14	23,865,131	3.96%	1.40%	2.91%
Mid Cap		329,694.14	15.90	5,243,325	0.31%	1.40%	11.15%
Overseas		1,027,144.34	15.61	16,029,555	0.89%	1.40%	16.45%

Wells Fargo Advantage Funds
Discovery		361,074.56	17.96	6,485,575	0.00%	1.40%	13.06%
Opportunity		387,060.86	22.22	8,598,672	0.00%	1.40%	10.67%

(2)	In 2006, the assets of the SVPT Growth Index Fund were merged with the assets of the SVPT Mid Cap Growth Fund.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

F-94

NATIONAL VARIABLE ANNUITY ACCOUNT II (A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS (continued)

					For the Year Ended
		At December 31, 2005			December 31, 2005
			Unit		Investment
			Fair		Income	Expense	Total
Portfolio		Units	Value	Net Assets	Ratio (a)	Ratio (b) Return (c)

AIM Variable Insurance Funds
Dynamics		319,611.18	$8.09	$2,585,386	0.00%	1.40%	9.17%
Global Health Care	(1)	487,457.77	9.68	4,720,853	0.00%	1.40%	6.66%
Technology		506,007.26	4.20	2,125,695	0.00%	1.40%	0.74%

Alger American Fund
Growth		767,708.36	15.18	11,653,244	0.24%	1.40%	10.47%
Leveraged AllCap		227,328.46	8.66	1,968,511	0.00%	1.40%	12.90%
Small Capitalization		478,400.25	11.97	5,727,835	0.00%	1.40%	15.23%

American Century Variable Portfolios
Income & Growth		693,014.06	11.86	8,216,514	2.05%	1.40%	3.19%
Inflation Protection		891,208.84	10.57	9,420,417	4.43%	1.40%	0.38%
International		401,457.13	12.61	5,062,144	0.81%	1.40%	11.69%
Ultra		7,270.30	10.84	78,775	0.00%	1.40%	0.79%
Value		1,137,146.59	16.88	19,197,958	0.86%	1.40%	3.57%
Vista		607,473.06	11.52	6,997,778	0.00%	1.40%	6.66%

Dreyfus Variable Investment Fund
Appreciation		596,449.94	10.62	6,332,679	0.01%	1.40%	2.98%
Developing Leaders		9,327.96	11.36	105,999	0.00%	1.40%	4.35%
Quality Bond		51,108.89	10.53	538,009	3.34%	1.40%	1.02%
Socially Responsible Growth		127,070.26	7.12	904,240	0.00%	1.40%	2.24%

Franklin Templeton Variable Insurance
Products Trust
Foreign Securities		465,272.17	12.53	5,831,297	1.00%	1.40%	8.61%
Mutual Shares Securities		85,355.59	11.96	1,020,623	0.80%	1.40%	9.00%
Real Estate		193,126.53	15.20	2,935,107	1.27%	1.40%	11.91%
Small Cap		18,483.51	11.32	209,150	0.00%	1.40%	3.34%
Small Cap Value Securities		86,582.41	12.88	1,114,845	0.78%	1.40%	7.30%

JP Morgan Series Trust II
International Equity		293,409.68	11.59	3,400,201	0.83%	1.40%	9.12%
Small Company		135,781.36	14.94	2,028,678	0.00%	1.40%	1.98%

(1) On July 1, 2005, AIM Health Sciences Fund was renamed AIM Global Health Care Fund.

F-95

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS (continued)

					For the Year Ended
		At December 31, 2005			December 31, 2005
			Unit		Investment
			Fair		Income	Expense	Total
Portfolio		Units	Value	Net Assets	Ratio (a)	Ratio (b)	Return(c)

Neuberger Berman Advisors Manageme
Trust
Fasciano		293,062.77	$11.10	$ 3,254,237	0.00%	1.40%	1.50%
Limited Maturity		1,138,951.87	9.97	11,359,349	3.06%	1.40%	0.04%
Mid Cap Growth		21,984.08	12.92	283,967	0.00%	1.40%	12.13%
Partners		247,078.34	13.98	3,453,662	1.03%	1.40%	16.39%

Scudder Variable Series II
Dreman High Return Equity		43,214.20	11.91	514,666	1.01%	1.40%	6.05%
Dreman Small Cap Value		134,345.28	12.91	1,734,753	0.40%	1.40%	8.24%

Sentinel Variable Products Trust
Balanced		1,223,837.69	13.77	16,848,680	2.23%	1.40%	4.22%
Bond		1,285,058.87	14.14	18,167,016	4.36%	1.40%	0.48%
Common Stock		2,669,872.25	14.45	38,584,070	1.16%	1.40%	6.18%
Growth Index		306,765.84	7.80	2,391,964	0.88%	1.40%	1.53%
Mid Cap Growth		969,791.06	15.08	14,624,167	0.00%	1.40%	2.30%
Money Market		798,931.40	11.76	9,393,694	2.85%	1.40%	1.45%
Small Company		1,366,986.96	26.40	36,081,655	0.08%	1.40%	6.73%

T Rowe Price Equity Series
Blue Chip Growth		897,520.24	11.24	10,086,065	0.15%	1.40%	4.15%
Equity Income		86,284.46	11.46	989,208	1.36%	1.40%	2.27%
Health Sciences		136,594.72	11.56	1,579,203	0.00%	1.40%	11.59%

Variable Insurance Product Funds
Contrafund		1,007,625.06	20.39	20,545,487	0.29%	1.40%	15.33%
Equity Income		1,221,652.87	15.15	18,512,263	1.69%	1.40%	4.43%
Growth		1,011,887.95	13.68	13,840,827	0.53%	1.40%	4.33%
High Income		988,225.88	10.17	10,046,584	15.12%	1.40%	1.26%
Index 500		1,911,724.13	13.89	26,562,493	1.82%	1.40%	3.38%
Investment Grade Bond		1,880,488.62	12.77	24,004,755	3.64%	1.40%	0.75%
Mid Cap		266,876.98	14.31	3,818,693	0.00%	1.40%	16.71%
Overseas		1,141,752.35	13.40	15,300,839	0.63%	1.40%	17.45%

Wells Fargo Advantage Funds
Discovery	(2)	449,988.47	15.89	7,148,772	0.00%	1.40%	8.07%
Opportunity	(2)	485,070.58	20.07	9,736,898	0.00%	1.40%	6.38%

(2) In 2005, Wells Fargo acquired assets from Strong Financial Corporation which became part of the Wells Fargo Variable Trust Funds.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

F-96

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS (continued)

					For the Year Ended
		At December 31, 2004			December 31, 2004
			Unit		Investment
			Fair		Income	Expense	Total
Portfolio		Units	Value	Net Assets	Ratio (a)	Ratio (b) Return(c)

AIM Variable Insurance Funds
Dynamics	(1)	365,843.00	$ 7.41	$ 2,710,189	0.00%	1.40%	11.74%
Health Sciences	(1)	520,475.69	9.08	4,725,999	0.00%	1.40%	6.08%
Technology	(1)	525,974.29	4.17	2,192,788	0.00%	1.40%	3.19%

Alger American Fund
Growth		981,988.91	13.74	13,490,761	0.00%	1.40%	4.00%
Leveraged AllCap		226,660.10	7.67	1,738,944	0.00%	1.40%	6.70%
Small Capitalization		608,040.56	10.39	6,315,596	0.00%	1.40%	14.90%

American Century Variable Portfolios
Income & Growth	(2)	765,569.07	11.49	8,796,273	1.41%	1.40%	11.44%
Inflation Protection	(2)	464,504.55	10.53	4,889,459	2.54%	1.40%	5.26%
International	(2)	212,294.68	11.29	2,396,668	0.00%	1.40%	12.89%
Ultra	(2)	7,351.49	10.75	79,056	0.00%	1.40%	7.54%
Value		1,108,091.56	16.30	18,059,845	0.00%	1.40%	12.71%
Vista	(2)	369,192.37	10.80	3,987,928	0.00%	1.40%	8.02%

Dreyfus Variable Investment Fund
Appreciation	(2)	247,910.98	10.31	2,556,991	3.31%	1.40%	3.14%
Developing Leaders	(2)	2,938.60	10.89	32,003	0.40%	1.40%	8.91%
Quality Bond	(2)	21,381.13	10.42	222,700	3.68%	1.40%	4.16%
Socially Responsible Growth		146,825.11	6.96	1,022,453	0.38%	1.40%	4.72%

Franklin Templeton Variable
Insurance Products Trust
Foreign Securities	(2)	233,297.54	11.54	2,691,151	0.34%	1.40%	15.35%
Mutual Shares Securities	(2)	34,866.29	10.97	382,376	0.19%	1.40%	9.67%
Real Estate	(2)	71,208.31	13.58	967,030	0.30%	1.40%	35.80%
Small Cap	(2)	8,615.03	10.95	94,330	0.00%	1.40%	9.50%
Small Cap Value Securities	(2)	43,564.50	12.00	522,938	0.01%	1.40%	20.04%

JP Morgan Series Trust II
International Equity		285,762.15	10.62	3,033,501	0.54%	1.40%	16.78%
Small Company		138,936.30	14.65	2,035,302	0.00%	1.40%	25.42%

Neuberger Berman Advisors
Management Trust
Fasciano	(2)	143,490.34	10.94	1,570,132	0.00%	1.40%	9.42%
Limited Maturity	(2)	586,111.13	9.97	5,842,981	5.50%	1.40%	(0.31%)
Mid Cap Growth	(2)	6,084.77	11.52	70,067	0.00%	1.40%	15.15%
Partners		181,388.85	12.01	2,177,869	0.01%	1.40%	17.37%

Scudder Variable Series II
Dreman High Return Equity	(2)	21,818.25	11.23	245,061	0.00%	1.40%	12.32%
Dreman Small Cap Value	(2)	122,129.24	11.93	1,456,626	0.00%	1.40%	19.27%

(1) On October 15, 2004, INVESCO Dynamics Fund was renamed AIM Dynamics Fund, INVESCO Health Sciences Fund was renamed
AIM Health Sciences Fund and INVESCO Technology Fund was renamed AIM Technology Fund.
(2) The Investment Income Ratio, Expense Ratio and Total Return are for the period of inception May 1, 2004 through December 31, 2004.

F-97

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS (continued)

					For the Year Ended
		At December 31, 2004			December 31, 2004
			Unit		Investment
			Fair		Income	Expense	Total
Portfolio		Units	Value	Net Assets	Ratio (a)	Ratio (b)	Return(c)

Sentinel Variable Products Trust
Balanced		1,253,469.19	$13.21	$16,562,823	2.11%	1.40%	5.96%
Bond		1,287,455.21	14.07	18,110,108	4.43%	1.40%	3.20%
Common Stock		2,530,565.26	13.61	34,448,642	1.08%	1.40%	8.13%
Growth Index		369,520.70	7.68	2,836,872	1.34%	1.40%	3.89%
Mid Cap Growth		1,136,704.15	14.74	16,749,696	0.00%	1.40%	10.79%
Money Market		956,343.80	11.59	11,086,345	0.93%	1.40%	(0.41%)
Small Company		1,502,266.71	24.73	37,157,107	0.09%	1.40%	14.30%

Strong Variable Insurance Funds
Mid Cap Growth II		543,989.20	14.70	7,995,238	0.00%	1.40%	17.49%
Opportunity II		583,347.53	18.87	11,005,540	0.00%	1.40%	16.60%

T Rowe Price Equity Series
Blue Chip Growth	(1)	279,899.33	10.79	3,019,123	0.90%	1.40%	7.86%
Equity Income	(1)	41,206.26	11.21	461,943	1.55%	1.40%	12.11%
Health Sciences	(1)	106,209.88	10.36	1,100,429	0.00%	1.40%	3.61%

Variable Insurance Product Funds
Contrafund		1,069,940.50	17.68	18,916,970	0.32%	1.40%	13.85%
Equity Income		1,393,766.90	14.51	20,229,082	1.53%	1.40%	9.95%
Growth		1,202,786.07	13.11	15,767,604	0.26%	1.40%	1.94%
High Income		1,010,663.00	10.04	10,144,330	7.70%	1.40%	8.04%
Index 500		2,088,000.22	13.44	28,063,565	1.33%	1.40%	9.09%
Investment Grade Bond		1,968,755.52	12.67	24,936,299	4.03%	1.40%	2.98%
Mid Cap	(1)	107,584.37	12.26	1,319,406	0.00%	1.40%	22.64%
Overseas		1,185,510.33	11.41	13,531,954	1.03%	1.40%	12.02%

(1) The Investment Income Ratio, Expense Ratio and Total Return are for the period of inception May 1, 2004 through December 31, 2004.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

F-98

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS (continued)

						For the Year Ended
		At December 31, 2003				December 31, 2003
			Unit		Investment
			Fair		Income	Expense	Total
Portfolio		Units	Value	Net Assets	Ratio (a)	Ratio (b)	Return (c)

Alger American Fund
Growth		1,147,661.68	$13.21	$15,155,342	0.00%	1.40%	33.25%
Leveraged AllCap		292,149.77	7.19	2,100,871	0.00%	1.40%	32.92%
Small Capitalization		638,099.32	9.04	5,765,569	0.00%	1.40%	40.30%

American Century Variable Portfolios
Income & Growth		767,740.18	10.31	7,916,619	1.15%	1.40%	27.62%
Value		963,627.66	14.46	13,929,528	0.95%	1.40%	27.14%

Dreyfus Variable Investment Fund
Socially Responsible Growth		159,344.69	6.65	1,059,438	0.12%	1.40%	24.28%

Gartmore Variable Insurance Trust
Government Bond	(1)	–	–	–	8.40%	1.40%	(8.58%)
JP Morgan Balanced	(1)	–	–	–	2.46%	1.40%	(15.85%)

INVESCO Variable Investment Funds
Dynamics		381,357.65	6.63	2,527,665	0.00%	1.40%	35.82%
Health Sciences		534,106.75	8.56	4,571,873	0.00%	1.40%	26.07%
Technology		547,768.82	4.04	2,213,203	0.00%	1.40%	43.28%

JP Morgan Series Trust II
International Equity		228,845.56	9.09	2,081,115	0.72%	1.40%	30.66%
Small Company		118,426.04	11.68	1,383,364	0.00%	1.40%	34.11%

Neuberger Berman Advisors
Management Trust
Partners		168,915.14	10.23	1,728,597	0.00%	1.40%	33.25%

Sentinel Variable Products Trust
Balanced	(1)	1,134,775,51	12.47	14,152,143	0.83%	1.40%	24.71%
Bond	(1)	1,303,319.09	13.63	17,765,696	1.71%	1.40%	36.31%
Common Stock		2,081,352.51	12.59	26,202,211	0.93%	1.40%	29.65%
Growth Index		395,952.58	7.39	2,926,049	0.90%	1.40%	22.35%
Mid Cap Growth		1,190,675.96	13.30	15,838,143	0.00%	1.40%	39.87%
Money Market		1,010,025.42	11.64	11,760,670	0.82%	1.40%	(0.65%)
Small Company		1,242,053.69	21.64	26,875,879	0.12%	1.40%	37.56%

Strong Variable Insurance Funds
Mid Cap Growth II		639,147.81	12.51	7,994,456	0.00%	1.40%	32.36%
Opportunity II		597,575.44	16.18	9,670,414	0.08%	1.40%	35.08%

Variable Insurance Product Funds
Contrafund		1,052,447.54	15.53	16,340,274	0.41%	1.40%	26.64%
Equity Income		1,458,610.93	13.20	19,248,480	1.66%	1.40%	28.50%
Growth		1,247,702.58	12.86	16,044,336	0.25%	1.40%	30.95%
High Income		926,868.19	9.29	8,608,227	5.67%	1.40%	25.51%
Index 500		2,313,638.45	12.32	28,507,281	1.37%	1.40%	26.63%
Investment Grade Bond		1,885,368.97	12.30	23,182,923	3.48%	1.40%	3.77%
Overseas		1,064,456.93	10.19	10,842,500	0.73%	1.40%	41.47%

(1)	On April 25, 2003, balances within the Market Street Fund, Inc. were merged with the Gartmore Variable Insurance Trust (GVIT). Subsequently, on August 1, 2003, newly created funds of the Sentinel Variable Products Trust replaced GVIT. See Note 1 for additional information on fund mergers and substitutions in 2003.

F-99

NATIONAL VARIABLE ANNUITY ACCOUNT II (A Separate Account of National Life Insurance Company) NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 6 – FINANCIAL HIGHLIGHTS (continued)

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NOTE 7 - DISTRIBUTION OF NET INCOME

The Variable Account does not expect to declare dividends to contractholders from accumulated net income.
The accumulated net income will be distributed to contractholders as withdrawals (in the form of death benefits, surrenders or contract loans) in excess of the contractholders' net contributions to the Variable Account.

NOTE 8 - DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (IRC), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

NOTE 9 – FUND SUBSTITUTIONS

Substitution transactions that occurred on August 1, 2003 are shown below. Immediately after the transaction, an Owner of the Variable Account held the same total dollar value of units in his or her account; only the investment option of the sub-account was changed.

August 1, 2003	Removed Portfolio	Surviving Portfolio
	GVIT Government Bond Fund	SVPT Bond Fund
Shares	1,558,748.29	1,861,145.46
NAV	$ 11.94	$ 10.00
Net assets before	$ 18,611,455
Net assets after		$ 18,611,455
	GVIT JP Morgan Balanced Fund	SVPT Balanced Fund
Shares	1,269,190.65	1,091,503.96
NAV	$ 8.60	$ 10.00
Net assets before	$ 10,915,040
Net assets after		$ 10,915,040

F-100

NATIONAL VARIABLE ANNUITY ACCOUNT II
(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS (continued)

PENDING ACCOUNTING STANDARDS

SFAS No. 157 – Fair Value Measurements. In September 2006, the FASB issued SFAS No. 157, “Fair Value
Measurements” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement and enhances disclosures about fair value instruments. SFAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (exit price)
in the most advantageous market for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (entry price). Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk which would include the reporting entity’s own credit risk. SFAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value.
The highest priority is given to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs in situations where there is little or no market activity for the asset or liability. In addition, SFAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs, and the effects of the measurements on earnings. SFAS 157 will be applied prospectively and is effective for fiscal years beginning after November 15, 2007. Retrospective application is required for certain financial instruments as a cumulative effect adjustment to the opening balance of retained earnings. The Company expects to adopt SFAS
157 effective January 1, 2008, and is currently evaluating the effects of SFAS 157 on its consolidated financial condition and results of operations.

F-101

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a) Financial Statements
	(1)	Financial statements and schedule included in the Prospectus
	(2)	Financial statements and schedule included in Statement of Additional Information
(b) Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant.(1)
(2) Not Applicable
(3)	(a)	Form of Distribution Agreement between National Life Insurance Company and Equity Services, Inc (12)
	(b)	Form of Selling Agreement (12)
(4)	(a)	The form of the variable annuity contract (2)
	(b)	Enhanced Death Benefit Rider (13)
	(c)	Guaranteed Account Endorsement (13)
	(d)	Accelerated Benefits Rider - Covered Chronic Illness (6)
	(e)	Accelerated Benefits Rider - Terminal Illness (6)
	(f)	Endorsement to the Death Benefit, Systematic Withdrawals, and General Withdrawal Terms Provisions (8)
	(g)	Limited Power of Attorney (9)
	(h)	Roth IRA Endorsement (13)
	(i)	SIMPLE IRA Endorsement (13)
	(j)	IRA Endorsement (13)
	(k)	TDA Endorsement (13)
	(l)	Endorsement to the Payment Options (13)
(m) Loan Endorsement (13)
	(n)	Endorsement to the Limit on Transfers Provision (13)
	(o)	Endorsement to the Flexible Premium Variable Deferred Annuity when the Owner is a NIMCRUT (14)
(5)	Variable Annuity Application (13)
(a) 9212 Application (14)
(6)	Articles of Incorporation and By-Laws of Depositor (12)
(7)	Reinsurance agreement: Automatic Modified -Coinsurance (Mod-Co) Reinsurance and Service Agreement - National Life
Insurance Company and xxxxx, effective December 31, 1998 (9)
(8) (a)		Participation Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger and
Company, dated January 31, 1995 (3)
		1.	Form of amended Schedule A to the Participation Agreement by and among The Alger American Fund, National Life
Insurance Company and Fred Alger Company, dated April 25, 1997 (2)
		2.	Amendment No. 2 to Participation Agreement- Alger American Fund, National Life Insurance Company (15)
	(b)	Form of Participation Agreement between National Life Insurance Company and American Century Investment,
Inc. (4)
		1.	Form of Amendment to Shareholder Services Agreement (10)
	(c)	Form of Participation Agreement between National Life Insurance Company and Neuberger & Berman Advisers Managers
Trust (4)
		1.	Form of Amendment to Participation Agreement (10)
	(d)	Form of Participation Agreement between National Life Insurance Company and J. P. Morgan Series Trust II (4)
		1.	Amendment to the Participation Agreement effective April 16, 2007 (14)
	(e)	Participation Agreement between National Life Insurance Company and The Dreyfus Socially Responsible Growth Fund,
Inc.(5)
		1.	Form of Amendment to Participation Agreement among National Life Insurance Company, The Dreyfus Socially
Responsible Growth Fund, Inc., and Dreyfus Variable Investment Fund (10)
		2.	Supplemental Agreement to the Participation Agreement entered into April 16, 2007 (14)
	(f)	Form of Amended and Restated Participation Agreement between National Life Insurance Company, Fidelity Variable
Insurance Products Fund III and Fidelity Distributors Corporation (10)
		1.	Amendment to the Fidelity Participation Agreement dated May 18, 2007 (15)
(g) Form of Participation Agreement - National Life Insurance Company, Franklin Templeton Variable Insurance Products
Trust and Franklin Templeton Distributors, Inc. (10)
1. Amendment to Participation Agreement dated June 1, 2007 (16)
	(h)	Form of Participation Agreement - National Life Insurance Company, Scudder Variable Series II, Scudder Distributors,
Inc. and Deutsche Investment Management Americas, Inc. (10)
1. Supplemental Agreement to the Participation Agreement entered into March 12, 2007 (14)

C-1

(i)	Form of Participation Agreement - National Life Insurance Company, T. Rowe Price Equity Services, Inc. and T. Rowe
Price Investment Services, Inc. (10)
(j)	Form of Participation Agreement - AIM Variable Insurance Funds, A I M Distributors, Inc., National Life Insurance
Company and Equity Services, Inc. (11)
(k)	Participation Agreement between Sentinel Variable Products Trust, National Life Insurance Company and Equity Services,
Inc. (7)
(l)	Form of Participation Agreement – Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC and National Life
Insurance Company (12)
(m) Rule 22c-2 Agreement- National Life Insurance Company and Fred Alger & Company entered into April 16, 2007 (14)
(n) Rule 22c-2 Agreement among AIM Investment Services, Inc. and National Life Insurance Company entered into March 16,
2007 (14)
(o)Rule 22c-2 Agreement among American Century Investment Services, Inc. and National Life Insurance Company entered into October 16, 2006 (14)
(p)Rule 22c-2 Agreement among Fidelity Distributors Corporation and National Life Insurance Company effective October 16,
2007 (14)
(q)Rule 22c-2 Agreement among Franklin Templeton Variable Insurance Products Trust and National Life Insurance Company
entered into April 16, 2007 (14)
(r)Rule 22c-2 Agreement among Morgan Stanley Distribution Inc., and National Life Insurance Company entered into March
16, 2007 (14)
(s)Rule 22c-2 Agreement among Neuberger Berman Family of Funds and National Life Insurance Company entered into
October 1, 2006 (14)
(t)Rule 22c-2 Agreement among T. Rowe Price Services, Inc. and National Life Insurance Company entered into April 16,
2007 (14)
(u)Rule 22c-2 Agreement among Wells Fargo Advantage Funds and National Life Insurance Company entered into October 16,
2006 (14)
(x) Administrative Services Agreement among National Life Insurance Co. and AIM Advisors, INC. dated April 30, 2004 (15)
(y) Service Agreement among National Life Insurance Co. and Fred Alger Management, Inc. as amended through June 1, 1997
(15)
(z) Shareholder Services Agreement as amended through April 2, 2003 among National Life Insurance Co. and American
Century Investment Management (15)
(aa) Services Agreement as amended through April 10, 2006 among National Life Insurance Co. and Deutsche Asset
Management, Inc. (15)
(bb) Administrative Services Agreement as amended through May 1, 2004 among National Life Insurance Co. and Dreyfus
Corporation (15)
(cc) Service Agreement among National Life Insurance Co. and Fidelity Investments Institutional Operations Company, Inc.
dated April 1, 2000 (15)
(dd) Sub- License Agreement among National Life Insurance Co. and Fidelity Distributors Corp. effective April 30, 2004 (15)
(ee) Administrative Services Agreement among Franklin Templeton Services, LLC and National Life Insurance Co. dated May
1, 2004 (15)
(ff)Administration Services Agreement as supplemented through May 1, 2004 among National Life Insurance Co. and T. Rowe
Price Investment Services, Inc. (15)
(gg) Service Agreement as amended through October 1, 2001 among National Life Insurance Co. and Neuberger Berman
Management Inc. (15)
(ff)Data Sharing Agreement among SunGard Institutional Products Inc. and National Life Insurance Co. dated October 12,
2007 (16)
(9) Opinion and consent of Counsel
(10)(a)	Consent of Sutherland Asbill & Brennan LLP
(b)	Consent of PriceewaterhouseCoopers LLP
(11) Not Applicable.
(12) Not Applicable.
(13) (a) Power of Attorney for Deborah G. Ellinger (15)
(b) Power of Attorney for Harris H. Simmons (15)
(c) Power of Attorney for V. Louise McCarren (15)
(d) Power of Attorney for David R. Coates (15)
(e) Power of Attorney for Roger B. Porter (15)
(f)Power of Attorney for Thomas H. MacLeay (12)
(g)Power of Attorney for Bruce M. Lisman (12)
(h)Power of Attorney for E. Miles Prentice, III (12)

C-2

(1)	Incorporated herein by reference to Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed on January 10, 1997.
(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-
19583) for National Variable Annuity Account II filed May 28, 1997.
(3) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement
(File No. 33-91938) for National Variable Life Insurance Account (VariTrak- File No. 33-91938) filed March 12, 1996.
(4)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement for National
Variable Life Insurance Account (Sentinel Estate Provider - File No. 333-44723) filed April 16, 1998.
(5)	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for National
Variable Life Insurance Account (Sentinel Estate Provider - File No. 333-44723) filed May 1, 2001.
(6)	Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File
No. 333-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2001.
(7)	Incorporated herein by reference to Post Effective Amendment No. 12 to the Form N-6 Registration Statement
for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed February 28, 2003.
(8)	Incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File
No. 33-19583 for National Variable Annuity Account II (Sentinel Advantage) filed July 30, 2003.
(9)	Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-6 Registration Statement for National
Variable Life Insurance Account (VariTrak - File No. 33-91938) filed March 1, 2004.
(10) Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-6 Registration Statement for National
Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1, 2004.
(11) Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration Statement for National
Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 2, 2005.
(12)	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Form N-6 Registration Statement
for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1,2006.
(13) Incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 33-
19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2006.
(14) Incorporated herein by reference to Post-Effective Amendment No. 20 to the Form N-4 Registration Statement (File No. 333-
19583) for National Variable Annuity Account II filed May 1, 2007.
(15) Incorporated herein by reference to Post- Effective Amendment No. 14 to the Form N-6 Registration Statement (Sentinel Estate
Provider - File No. 333-44723) filed for the National Variable Account June 25, 2007.
(16) Incorporated herein by reference to Post- Effective Amendment No. 15 to the Form N-6 Registration Statement (Sentinel Estate
Provider - File No. 333-44723) filed for the National Variable Account May 1, 2008.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Depositor

Thomas H. MacLeay	Chair (Director), President & CEO

David Coates	Director
47 Coates Island
Colchester, VT 05446

Deborah G. Ellinger	Director
Wellness/Old Mother Hubbard
200 Ames Pond Drive
Tewksbury, MA 01876-1274

Bruce Lisman	Director
Bear Stearns Companies
383 Madison Avenue, 5th Floor
New York, NY 10179

V. Louise McCarren	Director
5736 East Immigration Canyon
Salt Lake City, UT 84108

Roger B. Porter	Director

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Center for Business & Government
Kennedy School of Government
Harvard University
79 John F. Kennedy St.
Cambridge, MA 02138

E. Miles Prentice	Director
Eaton & Van Winkle
3 Park Ave., 16th Floor
New York, NY 10016

Harris H. Simmons	Director
Zions Bank
One South Main Street
Salt Lake City, Utah 84111

Mehran Assadi	Executive Vice President
Michele S. Gatto	Executive Vice President - Corporate Services & General Counsel
Edward J. Parry, III	Chief Financial Officer
Christian W. Thwaites	Executive Vice President
Thomas H. Brownell	Senior Vice President & Chief Investment Officer
William E. Decker	Senior Vice President – Human Resources
Gregory H. Doremus	Senior Vice President - New Business & Customer Services
Wade H. Mayo	Senior Vice President
Ruth B. Smith	Senior Vice President – Registered Product & Life Event Distribution
James K. McQueston	Secretary of the Corporation & Assistant General Counsel
Shawn W. Bryan	Vice President – Corporate Services Operations
Robert S. Burke	Assistant General Counsel
Robert E. Cotton	Vice President & Treasurer
Ann T. Dehner	Vice President - Marketing Operations
Matthew L. DeSantos	Vice President – Marketing & Business Development
Alfred J. Foice, Jr.	Vice President - Audit
Daniel George	Vice President and Corporate Controller
Christopher L Graff	Vice President - Communications
Richard A. Horchler	Vice President – Career System
Joyce B. LaRosa	Vice President – Finance, Independent Distribution
Bennett E. Law	Vice President - Policy Forms and General Services
Carl J. Lutz	Vice President
Elizabeth H. MacGowan	Vice President – Product Development
Donald Messier	Vice President - Finance & Strategy, NL Financial Alliance
D. Russell Morgan	Chief Compliance Officer - Separate Accounts
Gail A. Prescott	Vice President - Contract Services
Louis D. Puglisi	Vice President - LEA Distribution
Craig A. Smith	Vice President & Chief Actuary
Alfred J. Warburton	Vice President - Corporate Tax
Peter M. Weinbaum	Marketing Development Vice President
Gregory D. Woodworth	Vice President and Deputy General Counsel
Robert J. Riggen	Chief Medical Officer
Carolyn P. Kittredge	Assistant Tax Officer
Barbara B. Fitch	Compliance Officer
Rhonda J. Miller	Assistant Secretary
Kelly Fournier	Assistant Secretary
Janet S. Astore	Tax Officer
Jeffrey M. Kemp	Tax Officer
*Unless otherwise indicated, the principal business address is National Life Drive, Montpelier, VT 05604.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

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A list of all persons directly or indirectly controlled by or under common control with National Life Insurance Company
(“National Life”) is set forth below. All of the stock of National Life is owned by NLV Financial Corporation, a Delaware corporation.
All of the stock of NLV Financial Corporation is owned by National Life Holding Company, a mutual insurance holding company organized under Vermont law.

National Life owns 100% of LSW National Holdings, Inc., a Vermont corporation; LSW National Holdings Inc. owns 100% of
Life Insurance Company of the Southwest, a Texas corporation.

NLV Financial Corporation owns 100% of National Retirement Plan Advisors, a Vermont corporation, NL Group Statutory
Trust I, a Connecticut trust; Equity Services, Inc., a Vermont corporation, and Sentinel Asset Management, Inc. (“SAMI”), a Vermont
corporation.

SAMI owns 100% of Sentinel Administrative Services, Inc., a Vermont corporation, and Sentinel Financial Services, Inc., a
Delaware corporation.

SAMI and Sentinel Financial Services, Inc. are partners of Sentinel Financial Services Company, a Vermont general partnership.

Equity Services, Inc. owns 100% of Equity Services of Colorado, LLC, a Colorado LLC, and Equity Services of Nevada, Inc., a
Nevada corporation.

Item 27. Number of Contract Owners. As of March 31, 2007, 7,705 contracts are in force. Item 28. Indemnification The By-Laws of Depositor provide, in part in Article VI, as follows

7.1	Indemnification.

(a) The Corporation shall indemnify and hold harmless any officer, director, employee or agent of the Corporation to the fullest extent permitted under Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated, as the same may be amended from time to time. Any repeal or modification of this Section 7.1 or of Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated shall not adversely affect any right of indemnification of any officer, director or employee of the Corporation existing at any time prior to such repeal or modification. Provided, however, that the Corporation shall not be required to indemnify a person in connection with a proceeding initiated by such person, including a counterclaim or crossclaim, unless the proceeding was authorized by the Board of Directors.

(b) The Corporation may pay or reimburse the reasonable expenses incurred in defending any proceeding in advance of its final disposition if the Corporation has received in advance an undertaking by the person receiving such payment or reimbursement to repay all amounts advanced if it should be ultimately determined that he or she is not entitled to be indemnified under this article or otherwise. The Corporation may require security for any such undertaking.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant purchases liability coverage for the Directors and Officers of the Depositor listed in Item 27 above. This coverage is consistent with industry standards. The cost of the coverage is borne entirely by the Registrant.

Item 29

Principal Underwriter

(a)	Equity Services, Inc. (ESI) is also the principal underwriter for National Variable Life Insurance Account and Sentinel Variable Products Trust.

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(b) The following information is furnished with respect to the officers and directors of ESI:

Name and Principal Business Address*	Positions and Offices with ESI	Positions and Offices with Depositor
Lance Reihl	President & Chief Executive Officer	None
Stephen A. Englese	Senior Vice President	None
Gregory D. Teese	Vice President - Compliance & Chief	None
Compliance Officer
Isabelle Keiser	Vice President	None
James Canavan	Assistant Vice President	None
Donald Messier	Vice President-Finance	Vice President - Finance & Strategy,
NL Financial Alliance
Robert E. Cotton	Treasurer	Vice President & Treasurer
Ian A. McKenny	Counsel, Broker-Dealer Services	Counsel
James K. McQueston	Secretary	Assistant General Counsel &
Secretary
Rhonda J. Miller	Assistant Secretary	Manager of Legal Administrative
Services & Assistant Secretary
Kelly Fournier	Assistant Secretary	Executive Assistant & Assistant
Secretary
Thomas H. MacLeay	Director	Chair (Director), President & Chief
Executive Officer
Janet S. Astore	Tax Officer	Tax Officer
Jeffrey M. Kemp	Tax Officer	Tax Officer
Alfred J. Warburton	Tax Officer	Vice President - Corporate Tax

*Unless otherwise indicated, principal business address is One National Life Drive, Montpelier, Vermont 05604.

(c) Commission and other compensation received, directly or indirectly from the Registrant during Registrant's last fiscal year by each principal underwriter:

Name of	Net Underwriting	Compensation on	Brokerage	Other Compensation
Principal	Discounts and	Redemption	Commissions
Underwriter	Commissions
Equity Services, Inc.	$4,479,404	-0-	$4,479,404	-0-

Item 30.Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by National Life Insurance Company at One National Life Drive, Montpelier, Vermont 05604.

Item 31.Management Services
All management contracts are discussed in Part A or Part B.

Item 32 Undertakings
(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted;
(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.
(d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. National Life Insurance Company and the
Registrant/Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of
Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

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(e) National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Life Insurance
Company.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, National Variable
Annuity Account II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this Post-Effective Amendment No. 22 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, on the 1st day of May, 2008.

NATIONAL VARIABLE ANNUITY ACCOUNT II (Registrant)

Attest: /s/ James K. McQueston	By: /s/ Thomas H. MacLeay
James K. McQueston	Thomas H. MacLeay
Secretary	Chair, President and
Chief Executive Officer

NATIONAL LIFE INSURANCE COMPANY (Depositor)

Attest: /s/ James K. McQueston	By: /s/ Thomas H. MacLeay
James K. McQueston	Thomas H. MacLeay
Secretary	Chair, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement has
been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signature	Title	Date
/s/ Thomas H. MacLeay	Chair(Director), President, Chief	May 1, 2008
Thomas H. MacLeay	Executive Officer
(Principle Executive Officer)
/s/Ed Parry	Senior Vice President- Finance	May 1, 2008
Ed Parry	(Principle Financial &
Accounting Officer)
Bruce Lisman*	Director	May 1, 2008
E. Miles Prentice, III*	Director	May 1, 2008
David R. Coates**	Director	May 1, 2008
V. Louise McCarren**	Director	May 1, 2008
Harris H. Simmons**	Director	May 1, 2008
Deborah Ellinger**	Director	May 1, 2008
Roger B. Porter**	Director	May 1, 2008

*Thomas H. MacLeay signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 18 to the Form
N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1, 2006.
** Thomas H. MacLeay signs this document pursuant to the power of attorney filed Post-Effective Amendment No. 14 to the Form N-6
Registration Statement for National Variable Life Insurance Account (Sentinel Estate Provider- File No. 333-44723) filed June 25, 2007.

/s/ Thomas H. MacLeay Thomas H. MacLeay

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Exhibits

(9) Opinion and consent of Counsel (10)(a) Consent of Sutherland Asbill & Brennan LLP (b) Consent of PricewaterhouseCoopers LLP

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